UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 333-283849

E*TRADE Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31,

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

E*TRADE No Fee International Index Fund ETISX

E*TRADE No Fee Large Cap Index Fund ETLGX

E*TRADE No Fee Municipal Bond Index Fund ETMUX

E*TRADE No Fee Total Market Index Fund ETTOX

E*TRADE No Fee U.S. Bond Index Fund ETBOX

E*TRADE Trust – E*TRADE No Fee International Index Fund: ETISX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee International Index Fund for the period of April 11, 2025 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee International Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Total Net Assets	$12,614,033
# of Portfolio Holdings	940
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan
20.8%
United Kingdom
12.4%
Canada
10.3%
France
8.4%
Germany
7.9%
Switzerland
7.5%
Australia
6.1%
United States
5.6%
Netherlands
3.4%
Sweden
2.8%
Other
14.8%

Value	Value
Other	14.8%
Sweden	2.8%
Netherlands	3.4%
United States	5.6%
Australia	6.1%
Switzerland	7.5%
Germany	7.9%
France	8.4%
Canada	10.3%
United Kingdom	12.4%
Japan	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	1.4%
Nestle SA	1.3%
ASML Holding NV	1.2%
Roche Holding AG	1.2%
Toyota Motor Corp.	1.0%
AstraZeneca PLC	1.0%
Novartis AG	1.0%
Novo Nordisk AS	1.0%
Shell PLC	1.0%
HSBC Holdings PLC	1.0%
Total	11.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ETISX -TSR-SAR

E*TRADE Trust – E*TRADE No Fee Large Cap Index Fund: ETLGX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Large Cap Index Fund for the period of April 11, 2025 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Large Cap Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Total Net Assets	$7,742,432
# of Portfolio Holdings	505
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
28.8%
Financials
13.4%
Health Care
10.4%
Consumer Discretionary
9.9%
Communication Services
9.1%
Industrials
8.1%
Consumer Staples
5.7%
Short-Term Investments
5.3%
Energy
3.1%
Utilities
2.3%
Real Estate
2.0%
Materials
1.9%

Value	Value
Materials	1.9%
Real Estate	2.0%
Utilities	2.3%
Energy	3.1%
Short-Term Investments	5.3%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.1%
Consumer Discretionary	9.9%
Health Care	10.4%
Financials	13.4%
Information Technology	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.2%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Alphabet, Inc.	3.5%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc.	2.4%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
Berkshire Hathaway, Inc.	1.4%
Total	32.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ETLGX -TSR-SAR

E*TRADE Trust – E*TRADE No Fee Municipal Bond Index Fund: ETMUX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Municipal Bond Index Fund for the period of April 11, 2025 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Municipal Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Total Net Assets	$10,614,187
# of Portfolio Holdings	52
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
41.1%
Special Tax Revenue
14.0%
Education
13.5%
Lease Revenue/Certificates of Participation
7.4%
Water and Sewer
6.4%
Hospital
5.7%
Transportation
5.2%
Other[1]
6.7%

Value	Value
OtherFootnote Reference1	6.7%
Transportation	5.2%
Hospital	5.7%
Water and Sewer	6.4%
Lease Revenue/Certificates of Participation	7.4%
Education	13.5%
Special Tax Revenue	14.0%
General Obligations	41.1%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Illinois Finance Authority	5.7%
Prosper Independent School District	4.5%
New York State Dormitory Authority	3.9%
New York City	3.7%
North Texas Tollway Authority	3.5%
Colorado	3.5%
San Antonio Texas Electric and Gas Systems Revenue	3.1%
County of Clark	3.0%
Angleton Independent School District	2.6%
Connecticut	2.5%
Total	36.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ETMUX -TSR-SAR

E*TRADE Trust – E*TRADE No Fee Total Market Index Fund: ETTOX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Total Market Index Fund for the period of April 11, 2025 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Total Market Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Total Net Assets	$12,594,901
# of Portfolio Holdings	2,101
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 0.5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
28.1%
Financials
14.1%
Health Care
11.0%
Consumer Discretionary
10.3%
Industrials
9.6%
Communication Services
8.9%
Consumer Staples
5.7%
Energy
3.3%
Real Estate
2.7%
Utilities
2.5%
Materials
2.3%
Short-Term Investments
1.5%

Value	Value
Short-Term Investments	1.5%
Materials	2.3%
Utilities	2.5%
Real Estate	2.7%
Energy	3.3%
Consumer Staples	5.7%
Communication Services	8.9%
Industrials	9.6%
Consumer Discretionary	10.3%
Health Care	11.0%
Financials	14.1%
Information Technology	28.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	5.8%
Microsoft Corp.	5.4%
NVIDIA Corp.	4.8%
Alphabet, Inc.	3.3%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc.	2.2%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%
Eli Lilly & Co.	1.4%
Berkshire Hathaway, Inc.	1.3%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ETTOX -TSR-SAR

E*TRADE Trust – E*TRADE No Fee U.S. Bond Index Fund: ETBOX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee U.S. Bond Index Fund for the period of April 11, 2025 to April 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee U.S. Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Total Net Assets	$11,029,817
# of Portfolio Holdings	57
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	4.7%
U.S. Agency Securities	4.8%
Corporate Bonds	33.4%
U.S. Treasury Securities	57.1%

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	57.1%
Federal National Mortgage Association	3.4%
Amgen, Inc.	1.9%
Lowe's Cos., Inc.	1.8%
Bank of America Corp.	1.6%
Intel Corp.	1.6%
JPMorgan Chase & Co.	1.6%
Citigroup, Inc.	1.5%
Federal Home Loan Bank	1.5%
AT&T, Inc.	1.5%
Total	73.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ETBOX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

E*TRADE Trust

Semi-Annual Financial Statements and Additional Information | April 30, 2025

Ticker symbols
E*TRADE No Fee Large Cap Index Fund	ETLGX
E*TRADE No Fee Total Market Index Fund	ETTOX
E*TRADE No Fee International Index Fund	ETISX
E*TRADE No Fee Municipal Bond Index Fund	ETMUX
E*TRADE No Fee U.S. Bond Index Fund	ETBOX

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Table of Contents

Items 6 and 7 of Form N-CSR:
Portfolio of Investments:
E*TRADE No Fee Large Cap Index Fund	2
E*TRADE No Fee Total Market Index Fund	9
E*TRADE No Fee International Index Fund	32
E*TRADE No Fee Municipal Bond Index Fund	42
E*TRADE No Fee U.S. Bond Index Fund	44
Statements of Assets and Liabilities	46
Statements of Operations	48
Statements of Changes in Net Assets	50
Financial Highlights	52
Notes to Financial Statements	57
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval	67
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the E*Trade Trust (the "Trust"). To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1-(800)-869-6397 . Please read the prospectus carefully before you invest or send money.

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Common Stocks (98.2%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc. (a)	11	$6,746
Boeing Co. (a)	112	20,523
General Dynamics Corp.	35	9,524
General Electric Co.	175	35,269
HEICO Corp.	6	1,505
HEICO Corp., Class A	15	3,014
Howmet Aerospace, Inc.	61	8,453
L3Harris Technologies, Inc.	30	6,601
Lockheed Martin Corp.	37	17,677
Northrop Grumman Corp.	24	11,676
RTX Corp.	210	26,487
TransDigm Group, Inc.	8	11,305
		158,780
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	21	2,308
FedEx Corp.	35	7,361
United Parcel Service, Inc., Class B	109	10,388
		20,057
Automobile Components (0.0%)‡
Aptiv PLC (a)	25	1,427
Automobiles (1.8%)
Ford Motor Co.	696	6,967
General Motors Co.	165	7,465
Tesla, Inc. (a)	445	125,561
		139,993
Banks (3.3%)
Bank of America Corp.	1,080	43,070
Citigroup, Inc.	287	19,625
Citizens Financial Group, Inc.	65	2,398
Fifth Third Bancorp	111	3,989
First Citizens BancShares, Inc., Class A	2	3,558
Huntington Bancshares, Inc.	207	3,008
JPMorgan Chase & Co.	447	109,345
M&T Bank Corp.	26	4,414
PNC Financial Services Group, Inc.	59	9,481
Regions Financial Corp.	132	2,694
Truist Financial Corp.	211	8,090
U.S. Bancorp	259	10,448
Wells Fargo & Co.	541	38,417
		258,537
Beverages (1.2%)
Brown-Forman Corp., Class A	15	519
Brown-Forman Corp., Class B	45	1,568
Coca-Cola Co.	609	44,183
Constellation Brands, Inc., Class A	25	4,688
Keurig Dr. Pepper, Inc.	202	6,987
Monster Beverage Corp. (a)	123	7,395
PepsiCo, Inc.	214	29,014
		94,354
	Shares	Value
Biotechnology (1.9%)
AbbVie, Inc.	278	$54,238
Alnylam Pharmaceuticals, Inc. (a)	18	4,738
Amgen, Inc.	88	25,601
Biogen, Inc. (a)	29	3,511
BioMarin Pharmaceutical, Inc. (a)	36	2,293
Gilead Sciences, Inc.	205	21,841
Incyte Corp. (a)	33	2,068
Moderna, Inc. (a)	35	999
Natera, Inc. (a)	20	3,018
Regeneron Pharmaceuticals, Inc.	17	10,179
Vertex Pharmaceuticals, Inc. (a)	40	20,380
		148,866
Broadline Retail (3.9%)
Amazon.com, Inc. (a)	1,496	275,892
Coupang, Inc. (Korea, Republic of) (a)	182	4,254
eBay, Inc.	83	5,657
MercadoLibre, Inc. (a)	8	18,647
		304,450
Building Products (0.5%)
Builders FirstSource, Inc. (a)	19	2,273
Carlisle Cos., Inc.	8	3,036
Carrier Global Corp.	128	8,005
Johnson Controls International PLC	100	8,390
Lennox International, Inc.	4	2,187
Trane Technologies PLC	37	14,182
		38,073
Capital Markets (3.4%)
Ameriprise Financial, Inc.	14	6,594
ARES Management Corp., Class A	27	4,118
Bank of New York Mellon Corp.	110	8,845
Blackrock, Inc.	25	22,857
Blackstone, Inc.	114	15,015
Blue Owl Capital, Inc.	130	2,409
Cboe Global Markets, Inc.	14	3,105
Charles Schwab Corp.	247	20,106
CME Group, Inc.	57	15,794
Coinbase Global, Inc., Class A (a)	29	5,884
FactSet Research Systems, Inc.	6	2,593
Goldman Sachs Group, Inc.	51	27,925
Interactive Brokers Group, Inc., Class A	19	3,265
Intercontinental Exchange, Inc.	95	15,957
KKR & Co., Inc.	108	12,341
LPL Financial Holdings, Inc.	11	3,518
Moody's Corp.	26	11,781
Morgan Stanley (See Note E)	172	19,852
MSCI, Inc.	11	5,996
Nasdaq, Inc.	59	4,497
Northern Trust Corp.	37	3,477
Raymond James Financial, Inc.	30	4,111
Robinhood Markets, Inc., Class A (a)	76	3,732
S&P Global, Inc.	51	25,503

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Capital Markets (cont'd)
State Street Corp.	48	$4,229
T. Rowe Price Group, Inc.	31	2,745
TPG, Inc.	17	790
Tradeweb Markets, Inc., Class A	21	2,904
		259,943
Chemicals (1.2%)
Air Products & Chemicals, Inc.	33	8,946
CF Industries Holdings, Inc.	33	2,586
Corteva, Inc.	121	7,501
Dow, Inc.	100	3,059
DuPont de Nemours, Inc.	56	3,695
Ecolab, Inc.	41	10,309
International Flavors & Fragrances, Inc.	37	2,903
Linde PLC	76	34,445
LyondellBasell Industries NV, Class A	50	2,911
PPG Industries, Inc.	38	4,137
Sherwin-Williams Co.	39	13,764
Westlake Corp.	7	647
		94,903
Commercial Services & Supplies (0.6%)
Cintas Corp.	56	11,854
Copart, Inc. (a)	132	8,056
Republic Services, Inc.	32	8,024
Rollins, Inc.	60	3,428
Veralto Corp.	38	3,644
Waste Management, Inc.	61	14,235
		49,241
Communications Equipment (0.8%)
Arista Networks, Inc. (a)	174	14,315
Cisco Systems, Inc.	623	35,966
Motorola Solutions, Inc.	28	12,331
		62,612
Construction & Engineering (0.1%)
EMCOR Group, Inc.	8	3,206
Quanta Services, Inc.	22	6,439
		9,645
Construction Materials (0.3%)
CRH PLC	102	9,733
Martin Marietta Materials, Inc.	9	4,716
Vulcan Materials Co.	21	5,509
		19,958
Consumer Finance (0.6%)
American Express Co.	86	22,911
Capital One Financial Corp.	61	10,996
Discover Financial Services	39	7,124
Synchrony Financial	57	2,961
		43,992
Consumer Staples Distribution & Retail (2.1%)
Costco Wholesale Corp.	70	69,615
Dollar General Corp.	37	3,466
	Shares	Value
Dollar Tree, Inc. (a)	36	$2,944
Kroger Co.	105	7,582
Sysco Corp.	89	6,355
Target Corp.	68	6,576
Walmart, Inc.	690	67,102
		163,640
Containers & Packaging (0.2%)
Amcor PLC	154	1,417
Avery Dennison Corp.	9	1,540
Ball Corp.	56	2,909
Packaging Corp. of America	17	3,155
Smurfit WestRock PLC	79	3,319
		12,340
Distributors (0.0%)‡
Genuine Parts Co.	25	2,939
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	1,161	32,160
Verizon Communications, Inc.	676	29,784
		61,944
Electric Utilities (1.5%)
Alliant Energy Corp.	53	3,235
American Electric Power Co., Inc.	80	8,667
Constellation Energy Corp.	53	11,842
Duke Energy Corp.	119	14,520
Edison International	65	3,478
Entergy Corp.	60	4,990
Evergy, Inc.	34	2,350
Eversource Energy	62	3,688
Exelon Corp.	176	8,255
FirstEnergy Corp.	92	3,945
NextEra Energy, Inc.	317	21,201
PG&E Corp.	373	6,162
PPL Corp.	100	3,650
Southern Co.	181	16,632
Xcel Energy, Inc.	90	6,363
		118,978
Electrical Equipment (0.8%)
AMETEK, Inc.	37	6,274
Eaton Corp. PLC	62	18,251
Emerson Electric Co.	85	8,934
GE Vernova, Inc.	43	15,945
Hubbell, Inc.	9	3,269
Rockwell Automation, Inc.	20	4,954
Vertiv Holdings Co., Class A	52	4,440
		62,067
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	199	15,313
CDW Corp.	23	3,693
Corning, Inc.	123	5,459
Jabil, Inc.	20	2,931
Keysight Technologies, Inc. (a)	28	4,071

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Electronic Equipment, Instruments & Components (cont'd)
TE Connectivity PLC	52	$7,612
Teledyne Technologies, Inc. (a)	7	3,262
Trimble, Inc. (a)	27	1,678
Zebra Technologies Corp., Class A (a)	6	1,502
		45,521
Energy Equipment & Services (0.2%)
Baker Hughes Co.	178	6,301
Halliburton Co.	126	2,497
Schlumberger NV	211	7,016
		15,814
Entertainment (1.8%)
Electronic Arts, Inc.	37	5,368
Live Nation Entertainment, Inc. (a)	25	3,311
Netflix, Inc. (a)	67	75,825
ROBLOX Corp., Class A (a)	78	5,230
Spotify Technology SA (Sweden) (a)	22	13,508
Take-Two Interactive Software, Inc. (a)	23	5,367
TKO Group Holdings, Inc.	8	1,303
Walt Disney Co.	297	27,012
Warner Bros Discovery, Inc. (a)	391	3,390
Warner Music Group Corp., Class A	26	792
		141,106
Financial Services (4.4%)
Apollo Global Management, Inc.	61	8,325
Berkshire Hathaway, Inc., Class B (a)	212	113,049
Block, Inc. (a)	101	5,905
Corpay, Inc. (a)	9	2,928
Fidelity National Information Services, Inc.	83	6,547
Fiserv, Inc. (a)	94	17,350
Global Payments, Inc.	39	2,976
Mastercard, Inc., Class A	131	71,796
PayPal Holdings, Inc. (a)	171	11,259
Rocket Cos., Inc., Class A	42	542
Toast, Inc., Class A (a)	67	2,384
Visa, Inc., Class A	277	95,704
		338,765
Food Products (0.6%)
Archer-Daniels-Midland Co.	79	3,772
Bunge Global SA	29	2,283
Conagra Brands, Inc.	76	1,878
General Mills, Inc.	101	5,730
Hershey Co.	20	3,344
Hormel Foods Corp.	31	927
Kellanova	44	3,642
Kraft Heinz Co.	130	3,783
McCormick & Co., Inc.	47	3,603
Mondelez International, Inc., Class A	215	14,648
Tyson Foods, Inc., Class A	42	2,572
		46,182
	Shares	Value
Gas Utilities (0.1%)
Atmos Energy Corp.	28	$4,498
Ground Transportation (0.9%)
CSX Corp.	292	8,197
JB Hunt Transport Services, Inc.	9	1,175
Norfolk Southern Corp.	37	8,290
Old Dominion Freight Line, Inc.	30	4,598
Uber Technologies, Inc. (a)	331	26,814
Union Pacific Corp.	100	21,566
		70,640
Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	280	36,610
Align Technology, Inc. (a)	8	1,386
Baxter International, Inc.	100	3,117
Becton Dickinson & Co.	43	8,905
Boston Scientific Corp. (a)	241	24,792
Cooper Cos., Inc. (a)	40	3,267
Dexcom, Inc. (a)	57	4,069
Edwards Lifesciences Corp. (a)	91	6,870
GE HealthCare Technologies, Inc.	65	4,571
Hologic, Inc. (a)	42	2,444
IDEXX Laboratories, Inc. (a)	12	5,192
Intuitive Surgical, Inc. (a)	58	29,916
Medtronic PLC	203	17,206
ResMed, Inc.	23	5,441
STERIS PLC	17	3,821
Stryker Corp.	50	18,696
Zimmer Biomet Holdings, Inc.	35	3,607
		179,910
Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	37	5,228
Cencora, Inc.	26	7,609
Centene Corp. (a)	80	4,788
Cigna Group	45	15,302
CVS Health Corp.	194	12,942
Elevance Health, Inc.	36	15,141
HCA Healthcare, Inc.	28	9,662
Humana, Inc.	20	5,245
Labcorp Holdings, Inc.	14	3,374
McKesson Corp.	21	14,968
Molina Healthcare, Inc. (a)	8	2,616
Quest Diagnostics, Inc.	17	3,030
UnitedHealth Group, Inc.	147	60,482
		160,387
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. REIT	17	1,235
Healthpeak Properties, Inc. REIT	109	1,945
Ventas, Inc. REIT	60	4,205
Welltower, Inc. REIT	104	15,869
		23,254

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Health Care Technology (0.1%)
Veeva Systems, Inc., Class A (a)	21	$4,908
Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A (a)	65	7,925
Booking Holdings, Inc.	5	25,496
Carnival Corp. (a)	161	2,953
Chipotle Mexican Grill, Inc. (a)	202	10,205
Darden Restaurants, Inc.	19	3,812
DoorDash, Inc., Class A (a)	51	9,837
DraftKings, Inc., Class A (a)	78	2,597
Expedia Group, Inc.	17	2,668
Flutter Entertainment PLC (a)	27	6,507
Hilton Worldwide Holdings, Inc.	36	8,117
Las Vegas Sands Corp.	75	2,750
Marriott International, Inc., Class A	40	9,543
McDonald's Corp.	112	35,801
Royal Caribbean Cruises Ltd.	41	8,811
Starbucks Corp.	186	14,889
Yum! Brands, Inc.	49	7,372
		159,283
Household Durables (0.2%)
DR Horton, Inc.	48	6,064
Garmin Ltd.	25	4,672
Lennar Corp., Class A	35	3,801
Lennar Corp., Class B	9	930
PulteGroup, Inc.	34	3,488
		18,955
Household Products (1.1%)
Church & Dwight Co., Inc.	36	3,576
Clorox Co.	25	3,558
Colgate-Palmolive Co.	138	12,722
Kimberly-Clark Corp.	51	6,721
Procter & Gamble Co.	371	60,313
		86,890
Independent Power & Renewable Electricity Producers (0.1%)
Vistra Corp.	52	6,741
Industrial Conglomerates (0.4%)
3M Co.	83	11,530
Honeywell International, Inc.	107	22,523
		34,053
Industrial REITs (0.2%)
Prologis, Inc. REIT	154	15,739
Information Technology Services (1.4%)
Accenture PLC, Class A	98	29,317
Akamai Technologies, Inc. (a)	24	1,934
Amdocs Ltd.	23	2,037
Cloudflare, Inc., Class A (a)	45	5,435
Cognizant Technology Solutions Corp., Class A	85	6,254
Gartner, Inc. (a)	12	5,053
GoDaddy, Inc., Class A (a)	22	4,143
International Business Machines Corp.	150	36,273
	Shares	Value
MongoDB, Inc. (a)	13	$2,238
Okta, Inc. (a)	32	3,589
Snowflake, Inc., Class A (a)	47	7,496
VeriSign, Inc. (a)	11	3,103
		106,872
Insurance (2.2%)
Aflac, Inc.	76	8,260
Allstate Corp.	40	7,936
American International Group, Inc.	108	8,804
Aon PLC, Class A	29	10,289
Arch Capital Group Ltd.	51	4,625
Arthur J Gallagher & Co.	41	13,148
Brown & Brown, Inc.	42	4,645
Chubb Ltd.	66	18,881
Cincinnati Financial Corp.	27	3,759
Erie Indemnity Co., Class A	3	1,076
Everest Group Ltd.	4	1,435
Hartford Insurance Group, Inc.	49	6,011
Loews Corp.	20	1,737
Markel Group, Inc. (a)	2	3,637
Marsh & McLennan Cos., Inc.	77	17,361
MetLife, Inc.	97	7,311
Principal Financial Group, Inc.	46	3,411
Progressive Corp.	95	26,765
Prudential Financial, Inc.	50	5,135
Travelers Cos., Inc.	34	8,980
W.R. Berkley Corp.	33	2,366
Willis Towers Watson PLC	17	5,233
		170,805
Interactive Media & Services (6.1%)
Alphabet, Inc., Class A	962	152,766
Alphabet, Inc., Class C	788	126,781
Meta Platforms, Inc., Class A	346	189,954
Pinterest, Inc., Class A (a)	96	2,431
Reddit, Inc., Class A (a)	17	1,982
Snap, Inc., Class A (a)	112	891
		474,805
Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	46	4,950
Avantor, Inc. (a)	70	909
Danaher Corp.	106	21,129
Illumina, Inc. (a)	30	2,328
IQVIA Holdings, Inc. (a)	24	3,722
Mettler-Toledo International, Inc. (a)	3	3,212
Revvity, Inc.	13	1,214
Thermo Fisher Scientific, Inc.	62	26,598
Waters Corp. (a)	8	2,782
West Pharmaceutical Services, Inc.	10	2,113
		68,957
Machinery (1.5%)
Caterpillar, Inc.	79	24,432
Cummins, Inc.	24	7,052
The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Machinery (cont'd)
Deere & Co.	41	$19,006
Dover Corp.	19	3,242
Fortive Corp.	48	3,345
IDEX Corp.	15	2,610
Illinois Tool Works, Inc.	49	11,756
Ingersoll Rand, Inc.	74	5,582
Otis Worldwide Corp.	65	6,258
PACCAR, Inc.	80	7,217
Parker-Hannifin Corp.	21	12,706
Stanley Black & Decker, Inc.	16	960
Westinghouse Air Brake Technologies Corp.	31	5,727
Xylem, Inc.	39	4,702
		114,595
Media (0.4%)
Charter Communications, Inc., Class A (a)	14	5,486
Comcast Corp., Class A	625	21,375
Fox Corp., Class A	35	1,743
Fox Corp., Class B	14	647
Omnicom Group, Inc.	21	1,599
Trade Desk, Inc., Class A (a)	74	3,969
		34,819
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	217	7,819
Newmont Corp.	171	9,008
Nucor Corp.	31	3,700
Reliance, Inc.	8	2,306
Southern Copper Corp. (Peru)	9	806
Steel Dynamics, Inc.	28	3,632
		27,271
Multi-Utilities (0.7%)
Ameren Corp.	43	4,267
CenterPoint Energy, Inc.	108	4,188
CMS Energy Corp.	52	3,830
Consolidated Edison, Inc.	62	6,991
Dominion Energy, Inc.	140	7,613
DTE Energy Co.	33	4,521
Public Service Enterprise Group, Inc.	80	6,394
Sempra	111	8,244
WEC Energy Group, Inc.	44	4,819
		50,867
Office REITs (0.0%)‡
BXP, Inc. REIT	16	1,020
Oil, Gas & Consumable Fuels (3.0%)
Cheniere Energy, Inc.	33	7,627
Chevron Corp.	266	36,192
ConocoPhillips	214	19,072
Coterra Energy, Inc.	132	3,242
Devon Energy Corp.	94	2,859
Diamondback Energy, Inc.	27	3,564
EOG Resources, Inc.	84	9,268
EQT Corp.	82	4,054
	Shares	Value
Expand Energy Corp.	29	$3,013
Exxon Mobil Corp.	695	73,413
Hess Corp.	45	5,807
Kinder Morgan, Inc.	337	8,863
Marathon Petroleum Corp.	49	6,733
Occidental Petroleum Corp.	119	4,690
ONEOK, Inc.	88	7,230
Phillips 66	69	7,180
Targa Resources Corp.	36	6,152
Texas Pacific Land Corp.	4	5,155
Valero Energy Corp.	44	5,108
Williams Cos., Inc.	206	12,065
		231,287
Passenger Airlines (0.1%)
Delta Air Lines, Inc.	114	4,746
Southwest Airlines Co.	82	2,293
United Airlines Holdings, Inc. (a)	42	2,890
		9,929
Personal Care Products (0.1%)
Estee Lauder Cos., Inc., Class A	34	2,039
Kenvue, Inc.	307	7,245
		9,284
Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	338	16,967
Eli Lilly & Co.	135	121,358
Johnson & Johnson	380	59,398
Merck & Co., Inc.	409	34,847
Pfizer, Inc.	936	22,848
Royalty Pharma PLC, Class A	39	1,280
Viatris, Inc.	126	1,061
Zoetis, Inc.	69	10,792
		268,551
Professional Services (0.7%)
Automatic Data Processing, Inc.	63	18,938
Booz Allen Hamilton Holding Corp.	23	2,761
Broadridge Financial Solutions, Inc.	18	4,363
Equifax, Inc.	17	4,422
Jacobs Solutions, Inc.	18	2,228
Leidos Holdings, Inc.	25	3,680
Paychex, Inc.	56	8,239
SS&C Technologies Holdings, Inc.	44	3,326
TransUnion	40	3,318
Verisk Analytics, Inc.	22	6,522
		57,797
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A (a)	54	6,598
CoStar Group, Inc. (a)	74	5,488
		12,086
Residential REITs (0.3%)
AvalonBay Communities, Inc. REIT	23	4,830
Equity Residential REIT	57	4,005

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Residential REITs (cont'd)
Essex Property Trust, Inc. REIT	9	$2,512
Invitation Homes, Inc. REIT	103	3,522
Mid-America Apartment Communities, Inc. REIT	22	3,512
Sun Communities, Inc. REIT	14	1,742
		20,123
Retail REITs (0.2%)
Realty Income Corp. REIT	133	7,695
Simon Property Group, Inc. REIT	49	7,712
		15,407
Semiconductors & Semiconductor Equipment (9.6%)
Advanced Micro Devices, Inc. (a)	260	25,311
Analog Devices, Inc.	82	15,983
Applied Materials, Inc.	130	19,592
Astera Labs, Inc. (a)	12	784
Broadcom, Inc.	734	141,273
Entegris, Inc.	24	1,899
First Solar, Inc. (a)	14	1,762
Global Foundries, Inc. (a)	18	631
Intel Corp.	658	13,226
KLA Corp.	22	15,459
Lam Research Corp.	215	15,409
Marvell Technology, Inc.	128	7,471
Microchip Technology, Inc.	87	4,009
Micron Technology, Inc.	171	13,158
Monolithic Power Systems, Inc.	8	4,745
NVIDIA Corp.	3,760	409,539
ON Semiconductor Corp. (a)	78	3,097
QUALCOMM, Inc.	182	27,020
Skyworks Solutions, Inc.	17	1,093
Teradyne, Inc.	32	2,375
Texas Instruments, Inc.	145	23,207
		747,043
Software (10.7%)
Adobe, Inc. (a)	72	26,999
ANSYS, Inc. (a)	14	4,506
AppLovin Corp., Class A (a)	35	9,426
Atlassian Corp., Class A (a)	25	5,708
Autodesk, Inc. (a)	33	9,050
Bentley Systems, Inc., Class B	17	731
Cadence Design Systems, Inc. (a)	46	13,696
Crowdstrike Holdings, Inc., Class A (a)	36	15,439
Datadog, Inc., Class A (a)	43	4,393
Fair Isaac Corp. (a)	4	7,959
Fortinet, Inc. (a)	92	9,546
HubSpot, Inc. (a)	8	4,892
Intuit, Inc.	44	27,609
Microsoft Corp.	1,169	462,059
MicroStrategy, Inc., Class A (a)	38	14,444
Oracle Corp.	262	36,869
Palantir Technologies, Inc., Class A (a)	327	38,730
	Shares	Value
Palo Alto Networks, Inc. (a)	107	$20,002
PTC, Inc. (a)	20	3,099
Roper Technologies, Inc.	16	8,961
Salesforce, Inc.	147	39,500
Samsara, Inc., Class A (a)	28	1,110
ServiceNow, Inc. (a)	33	31,515
Synopsys, Inc. (a)	23	10,557
Tyler Technologies, Inc. (a)	7	3,803
Workday, Inc., Class A (a)	32	7,840
Zoom Communications, Inc. (a)	43	3,334
Zscaler, Inc. (a)	16	3,619
		825,396
Specialized REITs (1.0%)
American Tower Corp. REIT	77	17,357
Crown Castle, Inc. REIT	69	7,297
Digital Realty Trust, Inc. REIT	50	8,027
Equinix, Inc. REIT	16	13,772
Extra Space Storage, Inc. REIT	33	4,835
Iron Mountain, Inc. REIT	43	3,856
Millrose Properties, Inc. REIT	27	676
Public Storage REIT	26	7,811
SBA Communications Corp. REIT	18	4,381
VICI Properties, Inc. REIT	148	4,739
Weyerhaeuser Co. REIT	138	3,576
		76,327
Specialty Retail (1.9%)
AutoZone, Inc. (a)	3	11,288
Best Buy Co., Inc.	37	2,467
Carvana Co. (a)	17	4,154
Home Depot, Inc.	160	57,678
Lowe's Cos., Inc.	93	20,791
O'Reilly Automotive, Inc. (a)	8	11,322
Ross Stores, Inc.	54	7,506
TJX Cos., Inc.	185	23,806
Tractor Supply Co.	100	5,062
Ulta Beauty, Inc. (a)	6	2,374
Williams-Sonoma, Inc.	20	3,089
		149,537
Tech Hardware, Storage & Peripherals (6.8%)
Apple, Inc.	2,345	498,312
Dell Technologies, Inc., Class C	49	4,496
Hewlett Packard Enterprise Co.	212	3,439
HP, Inc.	140	3,580
NetApp, Inc.	30	2,692
Pure Storage, Inc., Class A (a)	57	2,586
Sandisk Corp. (a)	23	739
Seagate Technology Holdings PLC	40	3,641
Super Micro Computer, Inc. (a)	76	2,421
Western Digital Corp. (a)	58	2,544
		524,450

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp. (a)	29	$3,214
Lululemon Athletica, Inc. (a)	17	4,603
NIKE, Inc., Class B	174	9,814
		17,631
Tobacco (0.8%)
Altria Group, Inc.	283	16,739
Philip Morris International, Inc.	244	41,812
		58,551
Trading Companies & Distributors (0.4%)
Fastenal Co.	88	7,125
Ferguson Enterprises, Inc.	34	5,768
United Rentals, Inc.	10	6,315
Watsco, Inc.	6	2,759
WW Grainger, Inc.	6	6,146
		28,113
Water Utilities (0.0%)‡
American Water Works Co., Inc.	26	3,822
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	76	18,768
Total Common Stocks (Cost $7,356,116)		7,603,498
Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.26% (See Note E) (Cost $413,140)	413,140	413,140
Total Investments (103.5%) (Cost $7,769,256) (b)		8,016,638
Liabilities in Excess of Other Assets (–3.5%)		(274,206)
Net Assets (100.0%)		$7,742,432

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $285,777 and the aggregate gross unrealized depreciation is $38,395, resulting in net unrealized appreciation of $247,382.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	62.8%
Software	10.3
Semiconductors & Semiconductor Equipment	9.3
Tech Hardware, Storage & Peripherals	6.5
Interactive Media & Services	5.9
Investment Companies	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Common Stocks (96.7%)
Aerospace & Defense (2.0%)
AAR Corp. (a)	7	$374
AeroVironment, Inc. (a)	8	1,212
Archer Aviation, Inc., Class A (a)	49	408
Astronics Corp. (a)	15	340
Axon Enterprise, Inc. (a)	14	8,586
Boeing Co. (a)	167	30,601
BWX Technologies, Inc.	29	3,165
Cadre Holdings, Inc.	11	321
Curtiss-Wright Corp.	9	3,104
Ducommun, Inc. (a)	7	401
Eve Holding, Inc. (a)	100	356
General Dynamics Corp.	52	14,150
General Electric Co.	245	49,377
HEICO Corp.	14	3,511
HEICO Corp., Class A	15	3,014
Hexcel Corp.	7	339
Howmet Aerospace, Inc.	94	13,027
Huntington Ingalls Industries, Inc.	13	2,994
Kratos Defense & Security Solutions, Inc. (a)	44	1,487
L3Harris Technologies, Inc.	46	10,121
Leonardo DRS, Inc.	10	370
Loar Holdings, Inc. (a)	4	378
Lockheed Martin Corp.	52	24,843
Mercury Systems, Inc. (a)	8	400
Moog, Inc., Class A	2	335
National Presto Industries, Inc.	4	337
Northrop Grumman Corp.	33	16,055
Rocket Lab USA, Inc. (a)	78	1,700
RTX Corp.	309	38,974
Spirit AeroSystems Holdings, Inc., Class A (a)	39	1,404
Standardaero, Inc. (a)	15	405
Textron, Inc.	56	3,941
TransDigm Group, Inc.	11	15,544
V2X, Inc. (a)	7	348
Woodward, Inc.	18	3,376
		255,298
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	34	3,033
Expeditors International of Washington, Inc.	41	4,506
FedEx Corp.	54	11,358
GXO Logistics, Inc. (a)	38	1,377
Hub Group, Inc., Class A	10	316
United Parcel Service, Inc., Class B	175	16,678
		37,268
Automobile Components (0.1%)
Adient PLC (a)	33	418
Aptiv PLC (a)	67	3,823
Autoliv, Inc. (Sweden)	24	2,238
BorgWarner, Inc.	42	1,192
Dana, Inc.	33	453
	Shares	Value
Dorman Products, Inc. (a)	3	$340
Fox Factory Holding Corp. (a)	17	345
Garrett Motion, Inc. (Switzerland)	39	360
Gentex Corp.	17	370
Gentherm, Inc. (a)	15	390
Goodyear Tire & Rubber Co. (a)	38	413
LCI Industries	5	385
Lear Corp.	4	343
Modine Manufacturing Co. (a)	9	735
Patrick Industries, Inc.	4	308
Phinia, Inc.	9	361
QuantumScape Corp. (a)	91	356
Visteon Corp. (a)	5	396
XPEL, Inc. (a)	13	372
		13,598
Automobiles (1.6%)
Ford Motor Co.	857	8,579
General Motors Co.	226	10,224
Harley-Davidson, Inc.	16	359
Lucid Group, Inc. (a)	137	344
Rivian Automotive, Inc., Class A (a)	141	1,926
Tesla, Inc. (a)	646	182,275
Thor Industries, Inc.	5	362
Winnebago Industries, Inc.	11	350
		204,419
Banks (3.6%)
1st Source Corp.	6	360
Amalgamated Financial Corp.	13	366
Amerant Bancorp, Inc.	19	320
Ameris Bancorp	7	410
Associated Banc-Corp.	18	397
Atlantic Union Bankshares Corp.	15	415
Axos Financial, Inc. (a)	6	381
Banc of California, Inc.	28	377
BancFirst Corp.	3	353
Bancorp, Inc. (a)	8	386
Bank First Corp.	4	437
Bank of America Corp.	1,488	59,341
Bank of Hawaii Corp.	5	331
Bank of NT Butterfield & Son Ltd. (Bermuda)	10	402
Bank OZK	10	426
BankUnited, Inc.	12	393
Banner Corp.	6	367
Berkshire Hills Bancorp, Inc.	16	397
BOK Financial Corp.	4	373
Brookline Bancorp, Inc.	35	365
Burke & Herbert Financial Services Corp.	7	391
Business First Bancshares, Inc.	16	369
Byline Bancorp, Inc.	15	383
Cadence Bank	13	380
Camden National Corp.	9	347
Capital City Bank Group, Inc.	10	365

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Banks (cont'd)
Capitol Federal Financial, Inc.	68	$386
Cathay General Bancorp	10	417
Central Pacific Financial Corp.	15	385
Citigroup, Inc.	414	28,309
Citizens Financial Group, Inc.	127	4,685
City Holding Co.	3	348
Coastal Financial Corp. (a)	4	329
Columbia Banking System, Inc.	17	381
Columbia Financial, Inc. (a)	26	350
Comerica, Inc.	26	1,397
Commerce Bancshares, Inc.	15	911
Community Trust Bancorp, Inc.	7	343
ConnectOne Bancorp, Inc.	17	383
Cullen/Frost Bankers, Inc.	21	2,446
Customers Bancorp, Inc. (a)	8	400
CVB Financial Corp.	21	389
Dime Community Bancshares, Inc.	14	360
East West Bancorp, Inc.	27	2,310
Eastern Bankshares, Inc.	25	373
Enterprise Financial Services Corp.	7	364
Equity Bancshares, Inc., Class A	10	385
Esquire Financial Holdings, Inc.	5	415
FB Financial Corp.	8	340
Fifth Third Bancorp	172	6,182
First BanCorp (Puerto Rico)	20	393
First Bancorp/Southern Pines NC	10	405
First Busey Corp.	18	374
First Citizens BancShares, Inc., Class A	2	3,558
First Commonwealth Financial Corp.	25	383
First Community Bankshares, Inc.	9	339
First Financial Bancorp	16	370
First Financial Bankshares, Inc.	11	369
First Financial Corp.	8	395
First Hawaiian, Inc.	16	366
First Horizon Corp.	101	1,826
First Interstate BancSystem, Inc., Class A	14	367
First Merchants Corp.	10	356
First Mid Bancshares, Inc.	11	368
Five Star Bancorp	14	388
Flagstar Financial, Inc.	34	398
FNB Corp.	30	393
Fulton Financial Corp.	23	384
German American Bancorp, Inc.	11	417
Glacier Bancorp, Inc.	9	367
Great Southern Bancorp, Inc.	7	385
Hancock Whitney Corp.	8	417
Hanmi Financial Corp.	17	389
HBT Financial, Inc.	17	394
Heritage Financial Corp.	17	388
Hilltop Holdings, Inc.	13	384
Home BancShares, Inc.	83	2,303
HomeTrust Bancshares, Inc.	11	376
	Shares	Value
Hope Bancorp, Inc.	37	$369
Horizon Bancorp, Inc.	27	396
Huntington Bancshares, Inc.	393	5,710
Independent Bank Corp.	19	780
International Bancshares Corp.	6	366
JPMorgan Chase & Co.	650	159,003
KeyCorp	320	4,749
Lakeland Financial Corp.	7	390
Live Oak Bancshares, Inc.	15	392
M&T Bank Corp.	40	6,790
Mercantile Bank Corp.	9	381
Metrocity Bankshares, Inc.	14	386
Metropolitan Bank Holding Corp. (a)	7	434
MidWestOne Financial Group, Inc.	13	361
National Bank Holdings Corp., Class A	10	362
NB Bancorp, Inc. (a)	22	377
NBT Bancorp, Inc.	9	381
Nicolet Bankshares, Inc.	3	350
Northeast Bank	4	331
Northwest Bancshares, Inc.	31	383
OceanFirst Financial Corp.	24	397
OFG Bancorp (Puerto Rico)	10	394
Old National Bancorp	126	2,594
Old Second Bancorp, Inc.	25	395
Origin Bancorp, Inc.	12	384
Orrstown Financial Services, Inc.	13	390
Pacific Premier Bancorp, Inc.	19	386
Park National Corp.	2	300
Pathward Financial, Inc.	5	397
Peoples Bancorp, Inc.	13	377
Pinnacle Financial Partners, Inc.	26	2,606
PNC Financial Services Group, Inc.	94	15,105
Popular, Inc. (Puerto Rico)	27	2,576
Preferred Bank	4	319
Prosperity Bancshares, Inc.	6	407
Provident Financial Services, Inc.	24	393
QCR Holdings, Inc.	5	325
Regions Financial Corp.	252	5,143
Renasant Corp.	13	417
Republic Bancorp, Inc., Class A	5	339
S&T Bancorp, Inc.	10	364
Seacoast Banking Corp. of Florida	16	379
ServisFirst Bancshares, Inc.	5	356
Simmons First National Corp., Class A	20	373
Southern Missouri Bancorp, Inc.	7	369
Southside Bancshares, Inc.	13	366
SouthState Corp.	19	1,649
Stellar Bancorp, Inc.	14	349
Stock Yards Bancorp, Inc.	5	364
Synovus Financial Corp.	32	1,386
Texas Capital Bancshares, Inc. (a)	5	341
TFS Financial Corp.	30	389
Tompkins Financial Corp.	6	358

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Banks (cont'd)
Towne Bank	12	$395
TriCo Bancshares	9	347
Triumph Financial, Inc. (a)	7	374
Truist Financial Corp.	314	12,039
TrustCo Bank Corp.	13	396
Trustmark Corp.	11	369
U.S. Bancorp	332	13,393
UMB Financial Corp.	24	2,270
United Bankshares, Inc.	11	377
United Community Banks, Inc.	14	387
Univest Financial Corp.	13	384
Valley National Bancorp	43	370
Veritex Holdings, Inc.	17	396
WaFd, Inc.	14	399
Webster Financial Corp.	62	2,933
Wells Fargo & Co.	762	54,110
WesBanco, Inc.	13	387
Westamerica BanCorp	8	387
Western Alliance Bancorp	22	1,534
Wintrust Financial Corp.	23	2,557
WSFS Financial Corp.	8	412
Zions Bancorp NA	8	360
		456,626
Beverages (1.1%)
Boston Beer Co., Inc., Class A (a)	1	246
Brown-Forman Corp., Class A	11	381
Brown-Forman Corp., Class B	58	2,021
Celsius Holdings, Inc. (a)	31	1,084
Coca-Cola Co.	885	64,207
Coca-Cola Consolidated, Inc.	1	1,356
Constellation Brands, Inc., Class A	35	6,564
Keurig Dr. Pepper, Inc.	261	9,028
MGP Ingredients, Inc.	12	353
Molson Coors Beverage Co., Class B	33	1,898
Monster Beverage Corp. (a)	167	10,040
National Beverage Corp.	8	355
PepsiCo, Inc.	324	43,928
Primo Brands Corp.	18	588
Vita Coco Co., Inc. (a)	11	363
		142,412
Biotechnology (2.2%)
89bio, Inc. (a)	69	553
AbbVie, Inc.	410	79,991
ACADIA Pharmaceuticals, Inc. (a)	25	365
ADMA Biologics, Inc. (a)	44	1,047
Agios Pharmaceuticals, Inc. (a)	14	416
Akero Therapeutics, Inc. (a)	10	456
Alkermes PLC (a)	13	374
Alnylam Pharmaceuticals, Inc. (a)	30	7,897
Amgen, Inc.	124	36,074
Amicus Therapeutics, Inc. (a)	53	407
	Shares	Value
Anavex Life Sciences Corp. (a)	40	$380
Apellis Pharmaceuticals, Inc. (a)	18	346
Apogee Therapeutics, Inc. (a)	12	471
Arcellx, Inc. (a)	6	390
Arcus Biosciences, Inc. (a)	46	402
Arcutis Biotherapeutics, Inc. (a)	26	388
Ardelyx, Inc. (a)	82	451
Arrowhead Pharmaceuticals, Inc. (a)	31	431
ARS Pharmaceuticals, Inc. (a)	26	363
Avidity Biosciences, Inc. (a)	15	490
Beam Therapeutics, Inc. (a)	24	478
BioCryst Pharmaceuticals, Inc. (a)	53	469
Biogen, Inc. (a)	37	4,480
Biohaven Ltd. (a)	20	442
BioMarin Pharmaceutical, Inc. (a)	55	3,503
Blueprint Medicines Corp. (a)	12	1,074
Bridgebio Pharma, Inc. (a)	24	921
CareDx, Inc. (a)	19	321
Catalyst Pharmaceuticals, Inc. (a)	16	389
Celldex Therapeutics, Inc. (a)	22	458
CG oncology, Inc. (a)	19	512
Crinetics Pharmaceuticals, Inc. (a)	13	434
Cytokinetics, Inc. (a)	34	1,457
Day One Biopharmaceuticals, Inc. (a)	51	397
Denali Therapeutics, Inc. (a)	28	466
Disc Medicine, Inc. (a)	10	494
Dynavax Technologies Corp. (a)	32	376
Dyne Therapeutics, Inc. (a)	49	578
Exact Sciences Corp. (a)	36	1,643
Exelixis, Inc. (a)	84	3,289
Geron Corp. (a)	265	374
Gilead Sciences, Inc.	297	31,642
GRAIL, Inc. (a)	15	517
Halozyme Therapeutics, Inc. (a)	25	1,535
Ideaya Biosciences, Inc. (a)	22	443
ImmunityBio, Inc. (a)	140	351
Immunovant, Inc. (a)	24	388
Incyte Corp. (a)	52	3,258
Insmed, Inc. (a)	55	3,960
Intellia Therapeutics, Inc. (a)	51	452
Ionis Pharmaceuticals, Inc. (a)	76	2,334
Iovance Biotherapeutics, Inc. (a)	112	402
Janux Therapeutics, Inc. (a)	13	432
Krystal Biotech, Inc. (a)	2	340
Kymera Therapeutics, Inc. (a)	16	548
Madrigal Pharmaceuticals, Inc. (a)	3	1,002
MannKind Corp. (a)	75	378
MiMedx Group, Inc. (a)	50	344
Mineralys Therapeutics, Inc. (a)	28	398
Mirum Pharmaceuticals, Inc. (a)	9	391
Moderna, Inc. (a)	65	1,855
MoonLake Immunotherapeutics (a)	10	421
Myriad Genetics, Inc. (a)	43	319

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Biotechnology (cont'd)
Natera, Inc. (a)	30	$4,528
Neurocrine Biosciences, Inc. (a)	32	3,446
Novavax, Inc. (a)	63	420
Nurix Therapeutics, Inc. (a)	39	450
Nuvalent, Inc., Class A (a)	6	460
Protagonist Therapeutics, Inc. (a)	8	367
PTC Therapeutics, Inc. (a)	8	399
Recursion Pharmaceuticals, Inc., Class A (a)	77	430
Regeneron Pharmaceuticals, Inc.	26	15,568
Revolution Medicines, Inc. (a)	33	1,333
Rhythm Pharmaceuticals, Inc. (a)	6	391
Sarepta Therapeutics, Inc. (a)	26	1,622
Scholar Rock Holding Corp. (a)	13	428
Soleno Therapeutics, Inc. (a)	6	449
SpringWorks Therapeutics, Inc. (a)	10	463
Spyre Therapeutics, Inc. (a)	30	457
Summit Therapeutics, Inc. (a)	17	410
Syndax Pharmaceuticals, Inc. (a)	33	467
TG Therapeutics, Inc. (a)	28	1,274
Travere Therapeutics, Inc. (a)	26	541
Twist Bioscience Corp. (a)	9	345
Ultragenyx Pharmaceutical, Inc. (a)	10	390
United Therapeutics Corp. (a)	8	2,425
Vaxcyte, Inc. (a)	12	430
Vera Therapeutics, Inc. (a)	16	374
Veracyte, Inc. (a)	11	336
Vericel Corp. (a)	8	304
Vertex Pharmaceuticals, Inc. (a)	59	30,060
Viking Therapeutics, Inc. (a)	17	491
Vir Biotechnology, Inc. (a)	65	398
Viridian Therapeutics, Inc. (a)	30	406
Zymeworks, Inc. (a)	36	468
		276,287
Broadline Retail (3.3%)
Amazon.com, Inc. (a)	2,156	397,610
Coupang, Inc. (Korea, Republic of) (a)	269	6,287
Dillard's, Inc., Class A	1	347
eBay, Inc.	109	7,429
Etsy, Inc. (a)	32	1,391
Groupon, Inc. (a)	20	364
Kohl's Corp.	50	335
Macy's, Inc.	31	354
Nordstrom, Inc.	15	362
Ollie's Bargain Outlet Holdings, Inc. (a)	12	1,273
Savers Value Village, Inc. (a)	41	393
		416,145
Building Products (0.7%)
A.O. Smith Corp.	23	1,561
AAON, Inc.	12	1,095
Advanced Drainage Systems, Inc.	13	1,475
Allegion PLC	26	3,619
	Shares	Value
American Woodmark Corp. (a)	6	$354
Apogee Enterprises, Inc.	7	278
Armstrong World Industries, Inc.	17	2,465
AZEK Co., Inc. (a)	28	1,388
AZZ, Inc.	4	347
Builders FirstSource, Inc. (a)	32	3,828
Carlisle Cos., Inc.	10	3,795
Carrier Global Corp.	181	11,320
CSW Industrials, Inc.	6	1,875
Fortune Brands Innovations, Inc.	25	1,345
Gibraltar Industries, Inc. (a)	6	318
Griffon Corp.	5	341
Hayward Holdings, Inc. (a)	29	387
Janus International Group, Inc. (a)	54	372
Johnson Controls International PLC	142	11,914
Lennox International, Inc.	9	4,921
Masco Corp.	64	3,879
Masterbrand, Inc. (a)	30	364
Owens Corning	17	2,472
Quanex Building Products Corp.	20	329
Resideo Technologies, Inc. (a)	23	386
Simpson Manufacturing Co., Inc.	15	2,305
Tecnoglass, Inc.	5	356
Trane Technologies PLC	49	18,782
Trex Co., Inc. (a)	21	1,214
UFP Industries, Inc.	3	297
Zurn Elkay Water Solutions Corp.	12	407
		83,789
Capital Markets (3.2%)
Acadian Asset Management, Inc.	14	377
Affiliated Managers Group, Inc.	2	331
Ameriprise Financial, Inc.	23	10,833
ARES Management Corp., Class A	46	7,016
Artisan Partners Asset Management, Inc., Class A	10	370
Bank of New York Mellon Corp.	159	12,785
BGC Group, Inc., Class A	42	381
Blackrock, Inc.	35	31,999
Blackstone, Inc.	174	22,918
Blue Owl Capital, Inc.	188	3,484
Carlyle Group, Inc.	43	1,662
Cboe Global Markets, Inc.	27	5,989
Charles Schwab Corp.	358	29,141
CME Group, Inc.	81	22,443
Cohen & Steers, Inc.	5	382
Coinbase Global, Inc., Class A (a)	45	9,130
DigitalBridge Group, Inc.	46	386
Donnelley Financial Solutions, Inc. (a)	8	386
Evercore, Inc., Class A	7	1,437
FactSet Research Systems, Inc.	11	4,754
Federated Hermes, Inc.	9	365
Franklin Resources, Inc.	61	1,144
Freedom Holding Corp. (Kazakhstan) (a)	3	429

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Capital Markets (cont'd)
GCM Grosvenor, Inc., Class A	28	$351
Goldman Sachs Group, Inc.	71	38,876
Hamilton Lane, Inc., Class A	8	1,236
Houlihan Lokey, Inc.	19	3,080
Interactive Brokers Group, Inc., Class A	27	4,640
Intercontinental Exchange, Inc.	137	23,012
Invesco Ltd.	28	390
Janus Henderson Group PLC	11	365
Jefferies Financial Group, Inc.	32	1,495
KKR & Co., Inc.	159	18,169
Lazard, Inc.	45	1,751
LPL Financial Holdings, Inc.	19	6,076
MarketAxess Holdings, Inc.	7	1,551
Moelis & Co., Class A	6	321
Moody's Corp.	36	16,312
Morgan Stanley (See Note E)	238	27,470
Morningstar, Inc.	5	1,424
MSCI, Inc.	15	8,177
Nasdaq, Inc.	100	7,621
Northern Trust Corp.	41	3,853
Oppenheimer Holdings, Inc., Class A	7	413
P10, Inc., Class A	33	365
Patria Investments Ltd., Class A (Cayman Islands)	34	356
Perella Weinberg Partners	22	378
Piper Sandler Cos.	2	482
PJT Partners, Inc., Class A	3	425
Raymond James Financial, Inc.	46	6,304
Robinhood Markets, Inc., Class A (a)	109	5,353
S&P Global, Inc.	72	36,004
State Street Corp.	74	6,519
StepStone Group, Inc., Class A	8	400
Stifel Financial Corp.	20	1,714
StoneX Group, Inc. (a)	5	443
T. Rowe Price Group, Inc.	59	5,224
TPG, Inc.	44	2,044
Tradeweb Markets, Inc., Class A	34	4,702
Victory Capital Holdings, Inc., Class A	6	344
Virtu Financial, Inc., Class A	10	392
Virtus Investment Partners, Inc.	3	461
WisdomTree, Inc.	43	374
		407,009
Chemicals (1.2%)
AdvanSix, Inc.	17	364
Air Products & Chemicals, Inc.	48	13,012
Albemarle Corp.	23	1,347
Ashland, Inc.	7	381
Avient Corp.	12	400
Axalta Coating Systems Ltd. (a)	42	1,365
Balchem Corp.	3	470
Cabot Corp.	4	314
Celanese Corp.	9	401
	Shares	Value
CF Industries Holdings, Inc.	53	$4,154
Chemours Co.	33	408
Corteva, Inc.	165	10,228
Dow, Inc.	177	5,414
DuPont de Nemours, Inc.	94	6,203
Eastman Chemical Co.	23	1,771
Ecolab, Inc.	53	13,326
Ecovyst, Inc. (a)	61	365
Element Solutions, Inc.	19	388
FMC Corp.	9	377
Hawkins, Inc.	3	365
HB Fuller Co.	6	324
Huntsman Corp.	26	346
Ingevity Corp. (a)	11	363
Innospec, Inc.	4	358
International Flavors & Fragrances, Inc.	49	3,844
Kronos Worldwide, Inc.	51	393
Linde PLC	108	48,949
LyondellBasell Industries NV, Class A	76	4,424
Minerals Technologies, Inc.	6	309
Mosaic Co.	61	1,854
NewMarket Corp.	1	615
Olin Corp.	18	389
Orion SA (Germany)	31	373
Perimeter Solutions, Inc. (a)	35	355
PPG Industries, Inc.	60	6,532
PureCycle Technologies, Inc. (a)	58	389
Quaker Chemical Corp.	3	318
RPM International, Inc.	37	3,950
Scotts Miracle-Gro Co.	7	353
Sensient Technologies Corp.	5	470
Sherwin-Williams Co.	51	17,999
Stepan Co.	8	404
Tronox Holdings PLC	68	368
Westlake Corp.	6	555
		155,287
Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	7	341
ACV Auctions, Inc., Class A (a)	25	367
Brady Corp., Class A	5	352
BrightView Holdings, Inc. (a)	27	371
Brink's Co.	4	357
Casella Waste Systems, Inc., Class A (a)	23	2,701
CECO Environmental Corp. (a)	18	428
Cimpress PLC (Ireland) (a)	9	378
Cintas Corp.	77	16,299
Clean Harbors, Inc. (a)	10	2,139
Copart, Inc. (a)	209	12,755
CoreCivic, Inc. (a)	17	385
Deluxe Corp.	24	350
Driven Brands Holdings, Inc. (a)	22	364
GEO Group, Inc. (a)	12	375

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Commercial Services & Supplies (cont'd)
Healthcare Services Group, Inc. (a)	35	$497
HNI Corp.	8	338
Interface, Inc.	19	357
Liquidity Services, Inc. (a)	11	350
Matthews International Corp., Class A	18	368
MillerKnoll, Inc.	22	361
MSA Safety, Inc.	9	1,417
OPENLANE, Inc. (a)	19	352
Pitney Bowes, Inc.	42	365
Pursuit Attractions & Hospitality, Inc. (a)	11	322
Republic Services, Inc.	46	11,535
Rollins, Inc.	58	3,314
Steelcase, Inc., Class A	34	337
Tetra Tech, Inc.	51	1,591
UniFirst Corp.	2	357
Veralto Corp.	56	5,370
Vestis Corp.	43	377
VSE Corp.	4	458
Waste Management, Inc.	97	22,636
		88,664
Communications Equipment (0.8%)
ADTRAN Holdings, Inc. (a)	46	352
Arista Networks, Inc. (a)	238	19,580
Calix, Inc. (a)	10	409
Ciena Corp. (a)	28	1,881
Cisco Systems, Inc.	937	54,093
CommScope Holding Co., Inc. (a)	100	374
Digi International, Inc. (a)	14	381
Extreme Networks, Inc. (a)	30	395
F5, Inc. (a)	16	4,236
Harmonic, Inc. (a)	39	350
Juniper Networks, Inc.	64	2,325
Lumentum Holdings, Inc. (a)	23	1,358
Motorola Solutions, Inc.	38	16,735
NETGEAR, Inc. (a)	16	386
NetScout Systems, Inc. (a)	18	378
Ribbon Communications, Inc. (a)	99	318
Viasat, Inc. (a)	41	380
Viavi Solutions, Inc. (a)	35	370
		104,301
Construction & Engineering (0.3%)
AECOM	37	3,650
API Group Corp. (a)	67	2,535
Arcosa, Inc.	5	400
Argan, Inc.	2	306
Centuri Holdings, Inc. (a)	21	377
Comfort Systems USA, Inc.	7	2,783
Construction Partners, Inc., Class A (a)	16	1,314
Dycom Industries, Inc. (a)	8	1,340
EMCOR Group, Inc.	9	3,606
Everus Construction Group, Inc. (a)	9	362
	Shares	Value
Fluor Corp. (a)	33	$1,151
Granite Construction, Inc.	5	406
Great Lakes Dredge & Dock Corp. (a)	39	355
IES Holdings, Inc. (a)	7	1,377
Limbach Holdings, Inc. (a)	5	479
MasTec, Inc. (a)	21	2,674
MYR Group, Inc. (a)	3	367
Primoris Services Corp.	6	360
Quanta Services, Inc.	33	9,659
Sterling Infrastructure, Inc. (a)	10	1,494
Tutor Perini Corp. (a)	17	365
Valmont Industries, Inc.	8	2,346
WillScot Holdings Corp.	14	352
		38,058
Construction Materials (0.3%)
CRH PLC	166	15,840
Eagle Materials, Inc.	6	1,358
Knife River Corp. (a)	15	1,401
Martin Marietta Materials, Inc.	15	7,860
U.S. Lime & Minerals, Inc.	4	374
Vulcan Materials Co.	34	8,919
		35,752
Consumer Finance (0.7%)
Ally Financial, Inc.	92	3,005
American Express Co.	124	33,035
Atlanticus Holdings Corp. (a)	7	384
Bread Financial Holdings, Inc.	7	332
Capital One Financial Corp.	86	15,502
Credit Acceptance Corp. (a)	1	488
Dave, Inc. (a)	4	379
Discover Financial Services	57	10,412
Encore Capital Group, Inc. (a)	11	378
Enova International, Inc. (a)	4	367
EZCORP, Inc., Class A (a)	22	360
FirstCash Holdings, Inc.	17	2,277
LendingClub Corp. (a)	36	352
Navient Corp.	31	384
Nelnet, Inc., Class A	3	318
NerdWallet, Inc., Class A (a)	42	376
OneMain Holdings, Inc.	9	424
PRA Group, Inc. (a)	21	384
PROG Holdings, Inc.	14	369
SLM Corp.	82	2,371
SoFi Technologies, Inc. (a)	196	2,452
Synchrony Financial	107	5,559
Upstart Holdings, Inc. (a)	28	1,339
World Acceptance Corp. (a)	3	387
		81,634
Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc., Class A	82	1,802
Andersons, Inc.	10	377
BJ's Wholesale Club Holdings, Inc. (a)	26	3,057

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Consumer Staples Distribution & Retail (cont'd)
Casey's General Stores, Inc.	7	$3,238
Chefs' Warehouse, Inc. (a)	6	342
Costco Wholesale Corp.	100	99,450
Dollar General Corp.	48	4,497
Dollar Tree, Inc. (a)	53	4,334
Grocery Outlet Holding Corp. (a)	25	420
Ingles Markets, Inc., Class A	5	308
Kroger Co.	150	10,831
Maplebear, Inc. (a)	28	1,117
Natural Grocers by Vitamin Cottage, Inc.	8	401
Performance Food Group Co. (a)	30	2,420
PriceSmart, Inc.	4	406
SpartanNash Co.	18	357
Sprouts Farmers Market, Inc. (a)	20	3,420
Sysco Corp.	114	8,140
Target Corp.	99	9,573
U.S. Foods Holding Corp. (a)	67	4,399
United Natural Foods, Inc. (a)	14	374
Village Super Market, Inc., Class A	10	369
Walgreens Boots Alliance, Inc.	138	1,514
Walmart, Inc.	991	96,375
Weis Markets, Inc.	4	344
		257,865
Containers & Packaging (0.3%)
Amcor PLC	551	5,067
AptarGroup, Inc.	13	1,949
Ardagh Metal Packaging SA	131	486
Avery Dennison Corp.	25	4,278
Ball Corp.	57	2,960
Crown Holdings, Inc.	23	2,216
Graphic Packaging Holding Co.	115	2,911
Greif, Inc., Class A	6	315
International Paper Co.	88	4,020
O-I Glass, Inc. (a)	33	418
Packaging Corp. of America	25	4,640
Sealed Air Corp.	14	386
Silgan Holdings, Inc.	7	361
Sonoco Products Co.	46	1,886
TriMas Corp.	17	409
		32,302
Distributors (0.1%)
A-Mark Precious Metals, Inc.	16	390
Genuine Parts Co.	36	4,232
LKQ Corp.	48	1,834
Pool Corp.	8	2,345
		8,801
Diversified Consumer Services (0.2%)
ADT, Inc.	45	361
Adtalem Global Education, Inc. (a)	4	425
Bright Horizons Family Solutions, Inc. (a)	11	1,380
Carriage Services, Inc.	9	360
	Shares	Value
Coursera, Inc. (a)	51	$429
Duolingo, Inc. (a)	7	2,726
Frontdoor, Inc. (a)	9	370
Graham Holdings Co., Class B	1	920
Grand Canyon Education, Inc. (a)	12	2,140
H&R Block, Inc.	27	1,630
KinderCare Learning Cos., Inc. (a)	33	405
Laureate Education, Inc. (a)	19	381
Lincoln Educational Services Corp. (a)	21	355
Mister Car Wash, Inc. (a)	47	322
OneSpaWorld Holdings Ltd. (Bahamas)	21	351
Perdoceo Education Corp.	14	352
Service Corp. International	43	3,436
Strategic Education, Inc.	4	326
Stride, Inc. (a)	17	2,418
Udemy, Inc. (a)	55	378
Universal Technical Institute, Inc. (a)	13	365
		19,830
Diversified REITs (0.1%)
Alexander & Baldwin, Inc. REIT	22	378
American Assets Trust, Inc. REIT	19	356
Armada Hoffler Properties, Inc. REIT	53	359
Broadstone Net Lease, Inc. REIT	23	372
CTO Realty Growth, Inc. REIT	20	365
Empire State Realty Trust, Inc., Class A REIT	50	356
Essential Properties Realty Trust, Inc. REIT	12	386
Gladstone Commercial Corp. REIT	26	367
Global Net Lease, Inc. REIT	50	378
Rexford Industrial Realty, Inc. REIT	77	2,549
WP Carey, Inc. REIT	42	2,622
		8,488
Diversified Telecommunication Services (0.8%)
Anterix, Inc. (a)	11	328
AST SpaceMobile, Inc. (a)	29	673
AT&T, Inc.	1,642	45,484
ATN International, Inc.	67	1,185
Cogent Communications Holdings, Inc.	7	381
Frontier Communications Parent, Inc. (a)	74	2,683
Globalstar, Inc. (a)	18	346
IDT Corp., Class B	8	402
Iridium Communications, Inc.	14	338
Liberty Latin America Ltd., Class A (Puerto Rico) (a)	65	352
Liberty Latin America Ltd., Class C (Puerto Rico) (a)	66	363
Lumen Technologies, Inc. (a)	184	651
Shenandoah Telecommunications Co.	28	312
Verizon Communications, Inc.	956	42,121
		95,619
Electric Utilities (1.5%)
ALLETE, Inc.	5	328
Alliant Energy Corp.	74	4,517
American Electric Power Co., Inc.	117	12,676
Constellation Energy Corp.	71	15,864

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Electric Utilities (cont'd)
Duke Energy Corp.	181	$22,086
Edison International	75	4,013
Entergy Corp.	101	8,400
Evergy, Inc.	67	4,630
Eversource Energy	71	4,223
Exelon Corp.	248	11,631
FirstEnergy Corp.	106	4,545
Hawaiian Electric Industries, Inc. (a)	36	378
IDACORP, Inc.	3	354
MGE Energy, Inc.	4	362
NextEra Energy, Inc.	460	30,765
NRG Energy, Inc.	51	5,589
OGE Energy Corp.	64	2,904
Oklo, Inc. (a)	61	1,448
Otter Tail Corp.	5	397
PG&E Corp.	455	7,517
Pinnacle West Capital Corp.	23	2,189
Portland General Electric Co.	8	337
PPL Corp.	186	6,789
Southern Co.	261	23,983
TXNM Energy, Inc.	7	372
Xcel Energy, Inc.	122	8,625
		184,922
Electrical Equipment (0.8%)
Acuity, Inc.	6	1,462
American Superconductor Corp. (a)	20	397
AMETEK, Inc.	50	8,479
Array Technologies, Inc. (a)	83	397
Atkore, Inc.	6	383
Bloom Energy Corp., Class A (a)	75	1,374
Eaton Corp. PLC	89	26,199
Emerson Electric Co.	119	12,508
EnerSys	4	346
Enovix Corp. (a)	58	389
Eos Energy Enterprises, Inc. (a)	89	465
GE Vernova, Inc.	64	23,732
Generac Holdings, Inc. (a)	11	1,258
Hubbell, Inc.	11	3,995
NEXTracker, Inc., Class A (a)	25	1,015
NuScale Power Corp. (a)	23	381
nVent Electric PLC	33	1,812
Plug Power, Inc. (a)	309	270
Powell Industries, Inc.	2	366
Preformed Line Products Co.	3	412
Regal Rexnord Corp.	18	1,905
Rockwell Automation, Inc.	29	7,183
Sensata Technologies Holding PLC	18	385
Sunrun, Inc. (a)	57	393
Thermon Group Holdings, Inc. (a)	14	367
Vertiv Holdings Co., Class A	81	6,916
Vicor Corp. (a)	8	319
		103,108
	Shares	Value
Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	4	$390
Amphenol Corp., Class A	288	22,162
Arlo Technologies, Inc. (a)	39	383
Arrow Electronics, Inc. (a)	13	1,448
Avnet, Inc.	8	376
Badger Meter, Inc.	6	1,325
Bel Fuse, Inc., Class B	6	395
Belden, Inc.	3	309
Benchmark Electronics, Inc.	10	325
CDW Corp.	34	5,459
Cognex Corp.	15	409
Coherent Corp. (a)	25	1,608
Corning, Inc.	183	8,122
Crane NXT Co.	7	328
CTS Corp.	9	343
Daktronics, Inc. (a)	29	368
ePlus, Inc. (a)	6	374
Flex Ltd. (a)	103	3,537
Insight Enterprises, Inc. (a)	2	277
IPG Photonics Corp. (a)	7	419
Itron, Inc. (a)	20	2,226
Jabil, Inc.	29	4,250
Keysight Technologies, Inc. (a)	43	6,252
Knowles Corp. (a)	24	378
Littelfuse, Inc.	3	547
Mirion Technologies, Inc. (a)	25	395
Napco Security Technologies, Inc.	16	366
Novanta, Inc. (a)	3	357
OSI Systems, Inc. (a)	2	409
PAR Technology Corp. (a)	7	409
PC Connection, Inc.	6	372
Plexus Corp. (a)	3	367
Powerfleet, Inc. NJ (a)	75	378
Rogers Corp. (a)	6	371
Sanmina Corp. (a)	5	384
ScanSource, Inc. (a)	11	363
TD SYNNEX Corp.	15	1,662
TE Connectivity PLC	69	10,100
Teledyne Technologies, Inc. (a)	10	4,660
Trimble, Inc. (a)	67	4,163
TTM Technologies, Inc. (a)	18	360
Vishay Intertechnology, Inc.	31	403
Vontier Corp.	12	382
Zebra Technologies Corp., Class A (a)	10	2,503
		90,414
Energy Equipment & Services (0.3%)
Archrock, Inc.	16	376
Aris Water Solutions, Inc., Class A	14	349
Atlas Energy Solutions, Inc.	26	352
Baker Hughes Co.	232	8,213
Bristow Group, Inc. (a)	14	407

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Energy Equipment & Services (cont'd)
Cactus, Inc., Class A	10	$379
ChampionX Corp.	15	362
Core Laboratories, Inc.	30	341
Expro Group Holdings NV (a)	45	372
Halliburton Co.	240	4,757
Helix Energy Solutions Group, Inc. (a)	54	329
Helmerich & Payne, Inc.	19	359
Innovex International, Inc. (a)	24	362
Kodiak Gas Services, Inc.	11	374
Liberty Energy, Inc.	33	380
Noble Corp. PLC	19	413
NOV, Inc.	111	1,289
Oceaneering International, Inc. (a)	21	373
Patterson-UTI Energy, Inc.	61	344
RPC, Inc.	74	350
Schlumberger NV	332	11,039
Seadrill Ltd. (Norway) (a)	19	390
Select Water Solutions, Inc.	43	366
Solaris Energy Infrastructure, Inc.	21	444
TechnipFMC PLC (United Kingdom)	131	3,690
Tidewater, Inc. (a)	10	362
Valaris Ltd. (a)	12	388
Weatherford International PLC	9	373
		37,533
Entertainment (1.7%)
AMC Entertainment Holdings, Inc., Class A (a)	118	315
Atlanta Braves Holdings, Inc., Class C (a)	9	359
Cinemark Holdings, Inc.	12	359
Electronic Arts, Inc.	53	7,690
Liberty Media Corp.-Liberty Formula One, Class A (a)	5	403
Liberty Media Corp.-Liberty Formula One, Class C (a)	41	3,635
Liberty Media Corp.-Liberty Live, Class A (a)	5	350
Liberty Media Corp.-Liberty Live, Class C (a)	5	357
Lions Gate Entertainment Corp., Class A (a)	44	391
Lions Gate Entertainment Corp., Class B (a)	49	391
Live Nation Entertainment, Inc. (a)	36	4,768
Madison Square Garden Entertainment Corp. (a)	12	389
Madison Square Garden Sports Corp. (a)	2	385
Netflix, Inc. (a)	97	109,777
Playtika Holding Corp.	69	364
ROBLOX Corp., Class A (a)	115	7,711
Roku, Inc. (a)	25	1,704
Sphere Entertainment Co. (a)	12	327
Spotify Technology SA (Sweden) (a)	33	20,261
Take-Two Interactive Software, Inc. (a)	38	8,866
TKO Group Holdings, Inc.	14	2,281
Walt Disney Co.	408	37,108
Warner Bros Discovery, Inc. (a)	528	4,578
Warner Music Group Corp., Class A	27	822
		213,591
	Shares	Value
Financial Services (4.1%)
Affirm Holdings, Inc. (a)	45	$2,239
Apollo Global Management, Inc.	90	12,283
AvidXchange Holdings, Inc. (a)	46	374
Banco Latinoamericano de Comercio Exterior SA (Panama)	10	383
Berkshire Hathaway, Inc., Class B (a)	304	162,108
Block, Inc. (a)	133	7,777
Cannae Holdings, Inc.	21	372
Cantaloupe, Inc. (a)	45	360
Cass Information Systems, Inc.	9	367
Corebridge Financial, Inc.	50	1,482
Corpay, Inc. (a)	18	5,857
Enact Holdings, Inc.	10	358
Equitable Holdings, Inc.	93	4,599
Essent Group Ltd.	44	2,505
Euronet Worldwide, Inc. (a)	3	297
EVERTEC, Inc. (Puerto Rico)	10	339
Federal Agricultural Mortgage Corp., Class C	2	351
Fidelity National Information Services, Inc.	123	9,702
Fiserv, Inc. (a)	132	24,363
Flywire Corp. (a)	41	386
Global Payments, Inc.	66	5,036
Guild Holdings Co., Class A	27	350
Jack Henry & Associates, Inc.	22	3,815
Jackson Financial, Inc., Class A	4	312
Marqeta, Inc., Class A (a)	91	380
Mastercard, Inc., Class A	189	103,583
Merchants Bancorp	11	331
MGIC Investment Corp.	15	374
NCR Atleos Corp. (a)	15	419
NMI Holdings, Inc. (a)	10	362
Paymentus Holdings, Inc., Class A (a)	13	422
Payoneer Global, Inc. (a)	55	387
PayPal Holdings, Inc. (a)	222	14,616
Paysafe Ltd. (a)	25	381
PennyMac Financial Services, Inc.	4	390
Radian Group, Inc.	11	351
Remitly Global, Inc. (a)	18	364
Rocket Cos., Inc., Class A	30	387
Sezzle, Inc. (a)	9	468
Shift4 Payments, Inc., Class A (a)	14	1,145
Toast, Inc., Class A (a)	80	2,846
UWM Holdings Corp.	79	371
Velocity Financial, Inc. (a)	20	357
Visa, Inc., Class A	399	137,854
Voya Financial, Inc.	6	355
Walker & Dunlop, Inc.	5	383
Western Union Co.	36	357
WEX, Inc. (a)	3	391
		513,289

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Food Products (0.6%)
Archer-Daniels-Midland Co.	93	$4,441
Bunge Global SA	27	2,125
Cal-Maine Foods, Inc.	4	373
Campbell's Co.	37	1,349
Conagra Brands, Inc.	92	2,273
Darling Ingredients, Inc. (a)	12	386
Dole PLC	26	395
Flowers Foods, Inc.	19	334
Fresh Del Monte Produce, Inc.	12	408
Freshpet, Inc. (a)	5	368
General Mills, Inc.	127	7,206
Hershey Co.	34	5,684
Hormel Foods Corp.	57	1,704
Ingredion, Inc.	12	1,594
J&J Snack Foods Corp.	2	259
J.M. Smucker Co.	21	2,442
John B Sanfilippo & Son, Inc.	6	398
Kellanova	63	5,214
Kraft Heinz Co.	201	5,849
Lamb Weston Holdings, Inc.	28	1,479
Lancaster Colony Corp.	2	325
McCormick & Co., Inc.	65	4,983
Mission Produce, Inc. (a)	34	356
Mondelez International, Inc., Class A	301	20,507
Pilgrim's Pride Corp.	7	382
Post Holdings, Inc. (a)	21	2,377
Seneca Foods Corp., Class A (a)	4	359
Simply Good Foods Co. (a)	10	361
Tootsie Roll Industries, Inc.	11	352
TreeHouse Foods, Inc. (a)	16	373
Tyson Foods, Inc., Class A	55	3,368
Utz Brands, Inc.	27	359
Vital Farms, Inc. (a)	11	377
Westrock Coffee Co. (a)	57	331
WK Kellogg Co.	18	323
		79,414
Gas Utilities (0.1%)
Atmos Energy Corp.	40	6,425
Chesapeake Utilities Corp.	2	263
MDU Resources Group, Inc.	21	360
National Fuel Gas Co.	13	998
New Jersey Resources Corp.	7	343
Northwest Natural Holding Co.	9	388
ONE Gas, Inc.	4	314
Southwest Gas Holdings, Inc.	5	361
Spire, Inc.	4	306
UGI Corp.	41	1,345
		11,103
Ground Transportation (0.9%)
ArcBest Corp.	6	351
Avis Budget Group, Inc. (a)	5	463
	Shares	Value
Covenant Logistics Group, Inc.	18	$358
CSX Corp.	416	11,677
Heartland Express, Inc.	40	304
Hertz Global Holdings, Inc. (a)	84	573
JB Hunt Transport Services, Inc.	15	1,959
Knight-Swift Transportation Holdings, Inc.	31	1,214
Lyft, Inc., Class A Class A (a)	32	397
Marten Transport Ltd.	26	334
Norfolk Southern Corp.	48	10,754
Old Dominion Freight Line, Inc.	43	6,591
RXO, Inc. (a)	25	352
Ryder System, Inc.	3	413
Saia, Inc. (a)	5	1,220
Schneider National, Inc., Class B	16	344
Uber Technologies, Inc. (a)	460	37,265
U-Haul Holding Co. (a)	26	1,464
Union Pacific Corp.	134	28,898
Universal Logistics Holdings, Inc.	13	283
Werner Enterprises, Inc.	12	296
XPO, Inc. (a)	23	2,441
		107,951
Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	394	51,515
Align Technology, Inc. (a)	13	2,253
Alphatec Holdings, Inc. (a)	36	395
Artivion, Inc. (a)	15	355
AtriCure, Inc. (a)	11	329
Avanos Medical, Inc. (a)	28	351
Axogen, Inc. (a)	22	358
Baxter International, Inc.	132	4,114
Becton Dickinson & Co.	62	12,840
Boston Scientific Corp. (a)	346	35,593
CONMED Corp.	7	344
Cooper Cos., Inc. (a)	56	4,574
Dentsply Sirona, Inc.	28	389
Dexcom, Inc. (a)	95	6,781
Edwards Lifesciences Corp. (a)	128	9,663
Embecta Corp.	29	353
Enovis Corp. (a)	11	380
Envista Holdings Corp. (a)	23	370
GE HealthCare Technologies, Inc.	105	7,385
Glaukos Corp. (a)	11	1,037
Globus Medical, Inc., Class A (a)	22	1,579
Haemonetics Corp. (a)	6	378
Hologic, Inc. (a)	54	3,143
ICU Medical, Inc. (a)	3	410
IDEXX Laboratories, Inc. (a)	21	9,086
Inspire Medical Systems, Inc. (a)	6	950
Insulet Corp. (a)	19	4,793
Integer Holdings Corp. (a)	3	379
Integra LifeSciences Holdings Corp. (a)	20	328
Intuitive Surgical, Inc. (a)	80	41,264

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Health Care Equipment & Supplies (cont'd)
iRadimed Corp.	7	$367
iRhythm Technologies, Inc. (a)	3	321
Lantheus Holdings, Inc. (a)	14	1,461
LeMaitre Vascular, Inc.	4	363
Masimo Corp. (a)	9	1,449
Medtronic PLC	296	25,089
Merit Medical Systems, Inc. (a)	12	1,133
Neogen Corp. (a)	61	308
Novocure Ltd. (a)	21	381
Omnicell, Inc. (a)	12	375
Penumbra, Inc. (a)	7	2,050
PROCEPT BioRobotics Corp. (a)	7	378
Pulse Biosciences, Inc. (a)	22	374
QuidelOrtho Corp. (a)	13	361
ResMed, Inc.	35	8,281
RxSight, Inc. (a)	24	353
SI-BONE, Inc. (a)	27	369
Solventum Corp. (a)	28	1,851
STAAR Surgical Co. (a)	23	420
STERIS PLC	26	5,843
Stryker Corp.	74	27,670
Tandem Diabetes Care, Inc. (a)	21	354
Teleflex, Inc.	12	1,645
TransMedics Group, Inc. (a)	5	460
UFP Technologies, Inc. (a)	2	417
Zimmer Biomet Holdings, Inc.	53	5,462
		289,224
Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc. (a)	13	304
AdaptHealth Corp. (a)	38	323
Addus HomeCare Corp. (a)	4	418
Alignment Healthcare, Inc. (a)	18	319
Amedisys, Inc. (a)	4	380
AMN Healthcare Services, Inc. (a)	18	368
Ardent Health Partners, Inc. (a)	29	369
Astrana Health, Inc. (a)	11	343
Aveanna Healthcare Holdings, Inc. (a)	72	332
BrightSpring Health Services, Inc. (a)	20	351
Brookdale Senior Living, Inc. (a)	59	387
Cardinal Health, Inc.	60	8,477
Cencora, Inc.	39	11,414
Centene Corp. (a)	119	7,122
Chemed Corp.	2	1,163
Cigna Group	64	21,763
Clover Health Investments Corp. (a)	94	320
Concentra Group Holdings Parent, Inc.	17	370
CorVel Corp. (a)	3	326
CVS Health Corp.	288	19,212
DaVita, Inc. (a)	8	1,132
Elevance Health, Inc.	54	22,711
Encompass Health Corp.	29	3,393
	Shares	Value
Ensign Group, Inc.	11	$1,419
GeneDx Holdings Corp. (a)	4	267
Guardant Health, Inc. (a)	24	1,134
HCA Healthcare, Inc.	45	15,529
HealthEquity, Inc. (a)	17	1,457
Henry Schein, Inc. (a)	22	1,429
Hims & Hers Health, Inc. (a)	34	1,125
Humana, Inc.	29	7,605
Labcorp Holdings, Inc.	21	5,061
LifeStance Health Group, Inc. (a)	50	329
McKesson Corp.	30	21,384
Molina Healthcare, Inc. (a)	16	5,232
National HealthCare Corp.	4	378
NeoGenomics, Inc. (a)	38	243
OPKO Health, Inc. (a)	253	349
Option Care Health, Inc. (a)	51	1,648
PACS Group, Inc. (a)	37	356
Pediatrix Medical Group, Inc. (a)	26	335
Pennant Group, Inc. (a)	14	359
Premier, Inc., Class A	19	387
Privia Health Group, Inc. (a)	14	329
Progyny, Inc. (a)	16	365
Quest Diagnostics, Inc.	29	5,168
RadNet, Inc. (a)	7	367
Select Medical Holdings Corp.	21	383
Surgery Partners, Inc. (a)	16	351
Tenet Healthcare Corp. (a)	22	3,145
U.S. Physical Therapy, Inc.	5	356
UnitedHealth Group, Inc.	212	87,225
Universal Health Services, Inc., Class B	11	1,948
		266,960
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. REIT	31	2,252
American Healthcare REIT, Inc. REIT	68	2,195
CareTrust REIT, Inc. REIT	12	351
Healthcare Realty Trust, Inc. REIT	23	357
Healthpeak Properties, Inc. REIT	209	3,729
LTC Properties, Inc. REIT	10	359
Medical Properties Trust, Inc. REIT	66	364
National Health Investors, Inc. REIT	5	378
Omega Healthcare Investors, Inc. REIT	52	2,031
Sabra Health Care REIT, Inc. REIT	20	357
Sila Realty Trust, Inc. REIT	14	361
Ventas, Inc. REIT	101	7,078
Welltower, Inc. REIT	144	21,973
		41,785
Health Care Technology (0.1%)
Certara, Inc. (a)	33	457
Doximity, Inc., Class A (a)	24	1,365
Evolent Health, Inc., Class A (a)	34	335
GoodRx Holdings, Inc., Class A (a)	80	370
HealthStream, Inc.	11	370

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Health Care Technology (cont'd)
Phreesia, Inc. (a)	15	$375
Schrodinger, Inc. (a)	18	461
Teladoc Health, Inc. (a)	47	338
Veeva Systems, Inc., Class A (a)	34	7,946
Waystar Holding Corp. (a)	9	335
		12,352
Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. REIT	31	365
DiamondRock Hospitality Co. REIT	50	367
Host Hotels & Resorts, Inc. REIT	228	3,219
Park Hotels & Resorts, Inc. REIT	36	358
Pebblebrook Hotel Trust REIT	41	371
RLJ Lodging Trust REIT	51	357
Ryman Hospitality Properties, Inc. REIT	27	2,375
Sunstone Hotel Investors, Inc. REIT	42	350
Xenia Hotels & Resorts, Inc. REIT	35	374
		8,136
Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc. (a)	32	330
Airbnb, Inc., Class A (a)	98	11,948
Aramark	49	1,638
Biglari Holdings, Inc., Class B (a)	1	233
BJ's Restaurants, Inc. (a)	11	366
Bloomin' Brands, Inc.	50	401
Booking Holdings, Inc.	6	30,596
Boyd Gaming Corp.	30	2,074
Brinker International, Inc. (a)	9	1,209
Caesars Entertainment, Inc. (a)	39	1,055
Carnival Corp. (a)	270	4,952
Cava Group, Inc. (a)	20	1,849
Cheesecake Factory, Inc.	8	403
Chipotle Mexican Grill, Inc. (a)	313	15,813
Choice Hotels International, Inc.	3	378
Churchill Downs, Inc.	14	1,266
Cracker Barrel Old Country Store, Inc.	9	384
Darden Restaurants, Inc.	31	6,220
Domino's Pizza, Inc.	7	3,433
DoorDash, Inc., Class A (a)	76	14,660
DraftKings, Inc., Class A (a)	107	3,562
Dutch Bros, Inc., Class A (a)	22	1,314
Everi Holdings, Inc. (a)	26	365
Expedia Group, Inc.	31	4,865
First Watch Restaurant Group, Inc. (a)	20	353
Flutter Entertainment PLC (a)	40	9,640
Genius Sports Ltd. (United Kingdom) (a)	36	388
Global Business Travel Group I (a)	52	349
Golden Entertainment, Inc.	14	360
Hilton Grand Vacations, Inc. (a)	11	370
Hilton Worldwide Holdings, Inc.	53	11,950
Hyatt Hotels Corp., Class A	8	901
Krispy Kreme, Inc.	81	332
	Shares	Value
Kura Sushi USA, Inc., Class A (a)	7	$412
Las Vegas Sands Corp.	67	2,457
Life Time Group Holdings, Inc. (a)	11	337
Lucky Strike Entertainment Corp.	39	367
Marriott International, Inc., Class A	52	12,406
Marriott Vacations Worldwide Corp.	6	329
McDonald's Corp.	165	52,742
MGM Resorts International (a)	84	2,643
Monarch Casino & Resort, Inc.	5	391
Norwegian Cruise Line Holdings Ltd. (a)	85	1,363
Papa John's International, Inc.	11	380
Penn Entertainment, Inc. (a)	24	365
Planet Fitness, Inc., Class A (a)	17	1,608
Portillo's, Inc., Class A (a)	30	310
Red Rock Resorts, Inc., Class A	8	342
Royal Caribbean Cruises Ltd.	56	12,035
Sabre Corp. (a)	152	360
Shake Shack, Inc., Class A (a)	15	1,316
Six Flags Entertainment Corp.	11	379
Starbucks Corp.	263	21,053
Sweetgreen, Inc., Class A (a)	16	312
Target Hospitality Corp. (a)	51	347
Texas Roadhouse, Inc.	18	2,987
Travel & Leisure Co.	9	395
United Parks & Resorts, Inc. (a)	9	393
Vail Resorts, Inc.	16	2,227
Viking Holdings Ltd. (a)	45	1,846
Wendy's Co.	27	338
Wingstop, Inc.	6	1,583
Wyndham Hotels & Resorts, Inc.	15	1,279
Wynn Resorts Ltd.	19	1,526
Yum! Brands, Inc.	71	10,681
		269,466
Household Durables (0.4%)
Beazer Homes USA, Inc. (a)	19	372
Cavco Industries, Inc. (a)	1	494
Century Communities, Inc.	6	327
Champion Homes, Inc. (a)	26	2,249
Cricut, Inc., Class A	71	354
DR Horton, Inc.	68	8,591
Dream Finders Homes, Inc., Class A (a)	17	385
Ethan Allen Interiors, Inc.	13	370
Green Brick Partners, Inc. (a)	6	354
Helen of Troy Ltd. (a)	10	279
Hovnanian Enterprises, Inc., Class A (a)	4	387
Installed Building Products, Inc.	8	1,327
KB Home	35	1,891
La-Z-Boy, Inc.	9	355
Legacy Housing Corp. (a)	15	365
Leggett & Platt, Inc.	49	471
Lennar Corp., Class A	62	6,734
LGI Homes, Inc. (a)	6	328

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Household Durables (cont'd)
M/I Homes, Inc. (a)	4	$427
Mohawk Industries, Inc. (a)	11	1,170
Newell Brands, Inc.	76	363
PulteGroup, Inc.	52	5,334
SharkNinja, Inc. (a)	10	805
Somnigroup International, Inc.	53	3,236
Sonos, Inc. (a)	42	387
Taylor Morrison Home Corp. (a)	38	2,179
Toll Brothers, Inc.	32	3,228
TopBuild Corp. (a)	6	1,774
Tri Pointe Homes, Inc. (a)	12	369
Whirlpool Corp.	25	1,907
		46,812
Household Products (1.0%)
Central Garden & Pet Co. (a)	10	336
Central Garden & Pet Co., Class A (a)	11	325
Church & Dwight Co., Inc.	61	6,060
Clorox Co.	35	4,980
Colgate-Palmolive Co.	194	17,885
Energizer Holdings, Inc.	13	352
Kimberly-Clark Corp.	73	9,620
Oil-Dri Corp. of America	8	337
Procter & Gamble Co.	536	87,137
Reynolds Consumer Products, Inc.	15	345
Spectrum Brands Holdings, Inc.	5	315
WD-40 Co.	2	457
		128,149
Independent Power & Renewable Electricity Producers (0.1%)
AES Corp.	138	1,380
Brookfield Renewable Corp. (Canada)	13	370
Clearway Energy, Inc., Class A	14	383
Clearway Energy, Inc., Class C	13	381
Ormat Technologies, Inc.	5	363
Talen Energy Corp. (a)	9	1,936
Vistra Corp.	81	10,500
XPLR Infrastructure LP	41	338
		15,651
Industrial Conglomerates (0.4%)
3M Co.	125	17,364
Honeywell International, Inc.	150	31,575
		48,939
Industrial REITs (0.2%)
Americold Realty Trust, Inc. REIT	19	367
EastGroup Properties, Inc. REIT	9	1,471
First Industrial Realty Trust, Inc. REIT	55	2,617
Innovative Industrial Properties, Inc. REIT	7	380
Lineage, Inc. REIT	14	675
LXP Industrial Trust REIT	46	363
Plymouth Industrial REIT, Inc. REIT	26	387
Prologis, Inc. REIT	203	20,747
	Shares	Value
STAG Industrial, Inc. REIT	11	$363
Terreno Realty Corp. REIT	44	2,479
		29,849
Information Technology Services (1.3%)
Accenture PLC, Class A	141	42,180
Akamai Technologies, Inc. (a)	29	2,337
Amdocs Ltd.	22	1,949
Applied Digital Corp. (a)	67	304
ASGN, Inc. (a)	5	252
Cloudflare, Inc., Class A (a)	66	7,972
Cognizant Technology Solutions Corp., Class A	111	8,166
Couchbase, Inc. (a)	23	406
DigitalOcean Holdings, Inc. (a)	12	371
DXC Technology Co. (a)	25	388
EPAM Systems, Inc. (a)	11	1,726
Fastly, Inc., Class A (a)	64	368
Gartner, Inc. (a)	18	7,579
Globant SA (Argentina) (a)	4	470
GoDaddy, Inc., Class A (a)	31	5,838
Grid Dynamics Holdings, Inc. (a)	26	368
Hackett Group, Inc.	14	358
International Business Machines Corp.	217	52,475
Kyndryl Holdings, Inc. (a)	45	1,459
MongoDB, Inc. (a)	14	2,410
Okta, Inc. (a)	44	4,935
Snowflake, Inc., Class A (a)	79	12,600
Twilio, Inc., Class A (a)	36	3,482
VeriSign, Inc. (a)	19	5,360
		163,753
Insurance (2.1%)
Aflac, Inc.	118	12,824
Allstate Corp.	59	11,705
American Financial Group, Inc.	15	1,900
American International Group, Inc.	151	12,309
AMERISAFE, Inc.	7	325
Aon PLC, Class A	44	15,611
Arch Capital Group Ltd.	85	7,708
Arthur J Gallagher & Co.	55	17,638
Assurant, Inc.	10	1,927
Assured Guaranty Ltd.	4	351
Axis Capital Holdings Ltd.	15	1,445
Baldwin Insurance Group, Inc. (a)	9	375
Bowhead Specialty Holdings, Inc. (a)	9	362
Brighthouse Financial, Inc. (a)	7	408
Brown & Brown, Inc.	59	6,525
Cincinnati Financial Corp.	30	4,176
CNA Financial Corp.	7	337
CNO Financial Group, Inc.	35	1,328
Donegal Group, Inc., Class A	19	368
Employers Holdings, Inc.	7	340
Enstar Group Ltd. (a)	1	334
Erie Indemnity Co., Class A	5	1,793

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Insurance (cont'd)
Everest Group Ltd.	6	$2,153
F&G Annuities & Life, Inc.	11	383
Fidelity National Financial, Inc.	50	3,202
First American Financial Corp.	6	365
Genworth Financial, Inc. (a)	53	364
Globe Life, Inc.	17	2,097
Goosehead Insurance, Inc., Class A	3	292
Hamilton Insurance Group Ltd., Class B (Bermuda) (a)	20	370
Hanover Insurance Group, Inc.	8	1,329
Hartford Insurance Group, Inc.	69	8,464
HCI Group, Inc.	2	293
Heritage Insurance Holdings, Inc. (a)	22	416
Horace Mann Educators Corp.	9	374
Kemper Corp.	6	355
Kinsale Capital Group, Inc.	4	1,741
Lemonade, Inc. (a)	14	409
Lincoln National Corp.	11	351
Loews Corp.	52	4,515
Markel Group, Inc. (a)	2	3,637
Marsh & McLennan Cos., Inc.	108	24,351
Mercury General Corp.	7	388
MetLife, Inc.	146	11,004
Old Republic International Corp.	78	2,933
Oscar Health, Inc., Class A (a)	28	364
Palomar Holdings, Inc. (a)	9	1,305
Primerica, Inc.	7	1,834
Principal Financial Group, Inc.	64	4,746
ProAssurance Corp. (a)	15	348
Progressive Corp.	133	37,471
Prudential Financial, Inc.	84	8,628
Reinsurance Group of America, Inc.	19	3,559
RenaissanceRe Holdings Ltd.	10	2,419
RLI Corp.	30	2,220
Root, Inc., Class A (a)	3	419
Ryan Specialty Holdings, Inc.	21	1,376
Safety Insurance Group, Inc.	5	382
Selective Insurance Group, Inc.	4	349
SiriusPoint Ltd. (Sweden) (a)	23	386
Skyward Specialty Insurance Group, Inc. (a)	7	372
Stewart Information Services Corp.	5	327
Tiptree, Inc.	16	357
Travelers Cos., Inc.	52	13,735
Trupanion, Inc. (a)	10	366
United Fire Group, Inc.	13	360
Universal Insurance Holdings, Inc.	16	388
Unum Group	48	3,728
W.R. Berkley Corp.	58	4,158
White Mountains Insurance Group Ltd.	1	1,767
Willis Towers Watson PLC	25	7,695
		268,934
	Shares	Value
Interactive Media & Services (5.5%)
Alphabet, Inc., Class A	1,348	$214,062
Alphabet, Inc., Class C	1,188	191,137
Angi, Inc. (a)	28	321
Cargurus, Inc. (a)	13	363
Cars.com, Inc. (a)	31	361
EverQuote, Inc., Class A (a)	17	404
fuboTV, Inc. (a)	125	375
Grindr, Inc. (Singapore) (a)	20	439
IAC, Inc. (a)	10	349
Match Group, Inc.	45	1,335
Meta Platforms, Inc., Class A	503	276,147
Pinterest, Inc., Class A (a)	162	4,102
QuinStreet, Inc. (a)	23	403
Reddit, Inc., Class A (a)	25	2,914
Shutterstock, Inc.	23	367
Snap, Inc., Class A (a)	204	1,624
TripAdvisor, Inc. (a)	31	386
Trump Media & Technology Group Corp. (a)	18	442
Vimeo, Inc. (a)	71	358
Webtoon Entertainment, Inc. (Korea, Republic of) (a)	45	405
Yelp, Inc. (a)	11	386
Ziff Davis, Inc. (a)	11	325
ZoomInfo Technologies, Inc. (a)	44	377
		697,382
Leisure Products (0.0%)‡
Acushnet Holdings Corp.	6	397
Brunswick Corp.	8	368
Hasbro, Inc.	26	1,609
Malibu Boats, Inc., Class A (a)	14	400
Mattel, Inc. (a)	24	381
Peloton Interactive, Inc., Class A (a)	63	434
Polaris, Inc.	11	374
Sturm Ruger & Co., Inc.	10	407
Topgolf Callaway Brands Corp. (a)	54	357
YETI Holdings, Inc. (a)	12	343
		5,070
Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A (a)	44	364
Adaptive Biotechnologies Corp. (a)	44	324
Agilent Technologies, Inc.	71	7,640
Avantor, Inc. (a)	127	1,650
Azenta, Inc. (a)	13	342
BioLife Solutions, Inc. (a)	16	386
Bio-Rad Laboratories, Inc., Class A (a)	4	976
Bio-Techne Corp.	31	1,561
Bruker Corp.	34	1,362
Charles River Laboratories International, Inc. (a)	14	1,661
Danaher Corp.	144	28,704
ICON PLC ADR (a)	16	2,423
Illumina, Inc. (a)	31	2,406
IQVIA Holdings, Inc. (a)	44	6,823

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Life Sciences Tools & Services (cont'd)
Medpace Holdings, Inc. (a)	5	$1,542
Mesa Laboratories, Inc.	3	346
Mettler-Toledo International, Inc. (a)	4	4,282
Repligen Corp. (a)	10	1,380
Revvity, Inc.	37	3,457
Sotera Health Co. (a)	33	379
Tempus AI, Inc. (a)	38	1,963
Thermo Fisher Scientific, Inc.	86	36,894
Waters Corp. (a)	17	5,911
West Pharmaceutical Services, Inc.	15	3,169
		115,945
Machinery (1.8%)
AGCO Corp.	26	2,206
Alamo Group, Inc.	2	334
Albany International Corp., Class A	5	329
Allison Transmission Holdings, Inc.	17	1,568
Astec Industries, Inc.	10	362
Atmus Filtration Technologies, Inc.	11	381
Blue Bird Corp. (a)	10	349
Caterpillar, Inc.	111	34,329
Chart Industries, Inc. (a)	9	1,215
CNH Industrial NV	150	1,735
Crane Co.	10	1,610
Cummins, Inc.	34	9,991
Deere & Co.	58	26,886
Donaldson Co., Inc.	44	2,892
Douglas Dynamics, Inc.	16	384
Dover Corp.	35	5,973
Energy Recovery, Inc. (a)	24	371
Enerpac Tool Group Corp.	9	363
Enpro, Inc.	3	448
Esab Corp.	20	2,402
ESCO Technologies, Inc.	2	313
Federal Signal Corp.	28	2,280
Flowserve Corp.	9	407
Fortive Corp.	90	6,272
Franklin Electric Co., Inc.	4	340
Gates Industrial Corp. PLC (a)	21	397
Gorman-Rupp Co.	11	394
Graco, Inc.	51	4,162
Greenbrier Cos., Inc.	9	382
Helios Technologies, Inc.	13	354
Hillenbrand, Inc.	16	324
Hillman Solutions Corp. (a)	45	315
Hyster-Yale, Inc.	9	346
IDEX Corp.	23	4,001
Illinois Tool Works, Inc.	67	16,074
Ingersoll Rand, Inc.	99	7,468
ITT, Inc.	16	2,192
JBT Marel Corp.	22	2,316
Kadant, Inc.	1	295
	Shares	Value
Kennametal, Inc.	19	$370
Lincoln Electric Holdings, Inc.	18	3,172
Lindsay Corp.	3	387
Middleby Corp. (a)	10	1,334
Mueller Industries, Inc.	22	1,618
Mueller Water Products, Inc., Class A	14	367
Nordson Corp.	11	2,085
Oshkosh Corp.	27	2,262
Otis Worldwide Corp.	89	8,568
PACCAR, Inc.	118	10,645
Parker-Hannifin Corp.	28	16,942
Pentair PLC	47	4,264
Proto Labs, Inc. (a)	11	387
RBC Bearings, Inc. (a)	6	1,971
REV Group, Inc.	11	360
Snap-on, Inc.	15	4,707
SPX Technologies, Inc. (a)	3	402
Standex International Corp.	2	283
Stanley Black & Decker, Inc.	30	1,801
Tennant Co.	5	361
Terex Corp.	10	352
Timken Co.	5	321
Toro Co.	20	1,366
Trinity Industries, Inc.	14	351
Watts Water Technologies, Inc., Class A	11	2,285
Westinghouse Air Brake Technologies Corp.	42	7,759
Worthington Enterprises, Inc.	8	405
Xylem, Inc.	58	6,993
		224,878
Marine Transportation (0.0%)‡
Costamare, Inc. (Monaco)	40	373
Genco Shipping & Trading Ltd.	30	389
Global Ship Lease, Inc., Class A (United Kingdom)	19	409
Golden Ocean Group Ltd. (Norway)	50	386
Kirby Corp. (a)	14	1,349
Matson, Inc.	4	437
Star Bulk Carriers Corp. (Greece)	26	383
		3,726
Media (0.5%)
Altice USA, Inc., Class A (a)	156	387
Cable One, Inc.	2	535
Charter Communications, Inc., Class A (a)	24	9,405
Comcast Corp., Class A	847	28,967
EchoStar Corp., Class A (a)	16	360
Emerald Holding, Inc.	98	385
Fox Corp., Class A	64	3,187
Fox Corp., Class B	25	1,156
Ibotta, Inc., Class A (a)	8	390
Integral Ad Science Holding Corp. (a)	51	361
Interpublic Group of Cos., Inc.	124	3,115
John Wiley & Sons, Inc., Class A	8	349
Liberty Broadband Corp., Class A (a)	5	445

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Media (cont'd)
Liberty Broadband Corp., Class C (a)	23	$2,079
Magnite, Inc. (a)	35	416
New York Times Co., Class A	30	1,562
News Corp., Class A	119	3,227
News Corp., Class B	20	628
Nexstar Media Group, Inc.	2	299
Omnicom Group, Inc.	56	4,265
Sinclair, Inc.	26	374
Sirius XM Holdings, Inc.	37	793
Stagwell, Inc. (a)	67	374
TEGNA, Inc.	22	357
Trade Desk, Inc., Class A (a)	103	5,524
		68,940
Metals & Mining (0.5%)
Alcoa Corp.	49	1,202
Alpha Metallurgical Resources, Inc. (a)	3	364
ATI, Inc. (a)	47	2,556
Carpenter Technology Corp.	10	1,956
Century Aluminum Co. (a)	24	394
Cleveland-Cliffs, Inc. (a)	254	2,093
Coeur Mining, Inc. (a)	63	350
Commercial Metals Co.	8	356
Freeport-McMoRan, Inc.	323	11,638
Hecla Mining Co.	63	360
Ivanhoe Electric, Inc. (a)	69	435
Kaiser Aluminum Corp.	6	387
Materion Corp.	4	332
MP Materials Corp. (a)	15	367
Newmont Corp.	275	14,487
Nucor Corp.	57	6,804
Perpetua Resources Corp. (a)	32	471
Radius Recycling, Inc.	12	352
Reliance, Inc.	11	3,170
Royal Gold, Inc.	19	3,471
Ryerson Holding Corp.	16	374
Southern Copper Corp. (Peru)	17	1,522
Steel Dynamics, Inc.	41	5,318
SunCoke Energy, Inc.	40	362
U.S. Steel Corp.	43	1,880
Warrior Met Coal, Inc.	8	383
Worthington Steel, Inc.	15	385
		61,769
Mortgage Real Estate Investment (0.1%)
AGNC Investment Corp. REIT	173	1,528
Annaly Capital Management, Inc. REIT	179	3,508
Apollo Commercial Real Estate Finance, Inc. REIT	41	384
Arbor Realty Trust, Inc. REIT	33	380
ARMOUR Residential REIT, Inc. REIT	25	412
Blackstone Mortgage Trust, Inc., Class A REIT	20	381
BrightSpire Capital, Inc. REIT	77	386
Chimera Investment Corp. REIT	33	407
	Shares	Value
Dynex Capital, Inc. REIT	31	$382
Ellington Financial, Inc. REIT	30	391
Franklin BSP Realty Trust, Inc. REIT	33	376
KKR Real Estate Finance Trust, Inc. REIT	40	370
Ladder Capital Corp. REIT	34	355
MFA Financial, Inc. REIT	42	412
Orchid Island Capital, Inc. REIT	57	408
PennyMac Mortgage Investment Trust REIT	28	360
Ready Capital Corp. REIT	77	343
Redwood Trust, Inc. REIT	68	422
Rithm Capital Corp. REIT	36	402
Starwood Property Trust, Inc. REIT	133	2,552
TPG RE Finance Trust, Inc. REIT	50	382
Two Harbors Investment Corp. REIT	32	380
		14,921
Multi-Utilities (0.7%)
Ameren Corp.	71	7,046
Avista Corp.	9	373
Black Hills Corp.	6	365
CenterPoint Energy, Inc.	154	5,972
CMS Energy Corp.	78	5,745
Consolidated Edison, Inc.	84	9,471
Dominion Energy, Inc.	209	11,365
DTE Energy Co.	51	6,987
NiSource, Inc.	128	5,006
Northwestern Energy Group, Inc.	7	408
Public Service Enterprise Group, Inc.	117	9,352
Sempra	156	11,586
Unitil Corp.	7	411
WEC Energy Group, Inc.	76	8,324
		82,411
Office REITs (0.1%)
Brandywine Realty Trust REIT	99	392
BXP, Inc. REIT	29	1,848
COPT Defense Properties REIT	14	365
Cousins Properties, Inc. REIT	13	358
Douglas Emmett, Inc. REIT	26	359
Easterly Government Properties, Inc. REIT	16	323
Highwoods Properties, Inc. REIT	13	370
Kilroy Realty Corp. REIT	12	378
Paramount Group, Inc. REIT	85	365
Piedmont Office Realty Trust, Inc., Class A REIT	56	331
SL Green Realty Corp. REIT	7	368
Vornado Realty Trust REIT	45	1,588
		7,045
Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	138	2,284
Antero Resources Corp. (a)	56	1,950
APA Corp.	85	1,321
BKV Corp. (Thailand) (a)	22	399
California Resources Corp.	11	380
Centrus Energy Corp., Class A (a)	6	416

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Oil, Gas & Consumable Fuels (cont'd)
Cheniere Energy, Inc.	52	$12,018
Chevron Corp.	382	51,975
Chord Energy Corp.	4	361
Civitas Resources, Inc.	13	354
CNX Resources Corp. (a)	46	1,354
Comstock Resources, Inc. (a)	20	365
ConocoPhillips	299	26,647
Core Natural Resources, Inc.	5	361
Coterra Energy, Inc.	185	4,544
Crescent Energy Co., Class A	46	381
CVR Energy, Inc.	21	396
Delek U.S. Holdings, Inc.	29	378
Devon Energy Corp.	178	5,413
DHT Holdings, Inc.	34	363
Diamondback Energy, Inc.	44	5,808
Dorian LPG Ltd.	20	428
DT Midstream, Inc.	20	1,944
EOG Resources, Inc.	138	15,226
EQT Corp.	131	6,477
Excelerate Energy, Inc., Class A	13	333
Expand Energy Corp.	50	5,195
Exxon Mobil Corp.	999	105,524
FLEX LNG Ltd. (Norway)	17	401
Frontline PLC (Norway)	25	420
Golar LNG Ltd. (Cameroon)	11	468
Granite Ridge Resources, Inc.	72	346
Gulfport Energy Corp. (a)	2	345
Hess Corp.	65	8,388
HF Sinclair Corp.	64	1,924
HighPeak Energy, Inc.	40	320
International Seaways, Inc.	12	408
Kinder Morgan, Inc.	458	12,045
Kosmos Energy Ltd. (Ghana) (a)	216	333
Magnolia Oil & Gas Corp., Class A	18	370
Marathon Petroleum Corp.	74	10,168
Matador Resources Co.	9	356
Murphy Oil Corp.	17	349
Navigator Holdings Ltd.	30	381
New Fortress Energy, Inc.	59	320
NextDecade Corp. (a)	50	374
Northern Oil & Gas, Inc.	17	413
Occidental Petroleum Corp.	150	5,912
ONEOK, Inc.	144	11,831
Ovintiv, Inc.	50	1,679
Par Pacific Holdings, Inc. (a)	25	358
PBF Energy, Inc., Class A	24	412
Peabody Energy Corp.	31	383
Permian Resources Corp.	230	2,714
Phillips 66	99	10,302
Range Resources Corp.	89	3,020
REX American Resources Corp. (a)	10	397
Sable Offshore Corp. (a)	20	373
	Shares	Value
Scorpio Tankers, Inc. (Monaco)	10	$377
SFL Corp. Ltd. (Norway)	47	386
Sitio Royalties Corp., Class A	23	390
SM Energy Co.	17	387
Talos Energy, Inc. (a)	50	344
Targa Resources Corp.	50	8,545
Teekay Corp. Ltd. (Bermuda)	57	411
Teekay Tankers Ltd., Class A (Canada)	9	383
Texas Pacific Land Corp.	4	5,155
Uranium Energy Corp. (a)	79	415
Valero Energy Corp.	77	8,939
Viper Energy, Inc.	26	1,049
Vitesse Energy, Inc.	18	368
Williams Cos., Inc.	263	15,404
World Kinect Corp.	15	376
		371,034
Paper & Forest Products (0.0%)‡
Louisiana-Pacific Corp.	28	2,416
Sylvamo Corp.	6	358
		2,774
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (a)	54	2,390
Allegiant Travel Co.	7	328
Copa Holdings SA, Class A (Panama)	4	367
Delta Air Lines, Inc.	155	6,453
Frontier Group Holdings, Inc. (a)	97	289
JetBlue Airways Corp. (a)	94	410
Joby Aviation, Inc. (a)	229	1,443
SkyWest, Inc. (a)	4	357
Southwest Airlines Co.	170	4,753
Sun Country Airlines Holdings, Inc. (a)	33	323
United Airlines Holdings, Inc. (a)	85	5,850
		22,963
Personal Care Products (0.2%)
BellRing Brands, Inc. (a)	43	3,317
Coty, Inc., Class A (a)	68	343
Edgewell Personal Care Co.	12	367
elf Beauty, Inc. (a)	7	433
Estee Lauder Cos., Inc., Class A	67	4,017
Herbalife Ltd. (a)	51	367
Interparfums, Inc.	3	328
Kenvue, Inc.	439	10,360
Olaplex Holdings, Inc. (a)	280	367
		19,899
Pharmaceuticals (3.2%)
Amneal Pharmaceuticals, Inc. (a)	49	375
Amphastar Pharmaceuticals, Inc. (a)	15	366
ANI Pharmaceuticals, Inc. (a)	5	354
Axsome Therapeutics, Inc. (a)	3	337
Bristol-Myers Squibb Co.	457	22,941
Collegium Pharmaceutical, Inc. (a)	14	378
Corcept Therapeutics, Inc. (a)	18	1,294

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Pharmaceuticals (cont'd)
Edgewise Therapeutics, Inc. (a)	30	$492
Elanco Animal Health, Inc. (a)	39	370
Eli Lilly & Co.	194	174,396
Enliven Therapeutics, Inc. (a)	23	436
Evolus, Inc. (a)	37	422
Harmony Biosciences Holdings, Inc. (a)	12	354
Harrow, Inc. (a)	15	372
Innoviva, Inc. (a)	20	374
Jazz Pharmaceuticals PLC (a)	11	1,287
Johnson & Johnson	547	85,502
Ligand Pharmaceuticals, Inc. (a)	4	439
Liquidia Corp. (a)	28	391
Merck & Co., Inc.	576	49,075
Nuvation Bio, Inc. (a)	197	443
Ocular Therapeutix, Inc. (a)	54	448
Organon & Co.	31	401
Pacira BioSciences, Inc. (a)	15	403
Perrigo Co. PLC	14	360
Pfizer, Inc.	1,305	31,855
Phibro Animal Health Corp., Class A	19	354
Prestige Consumer Healthcare, Inc. (a)	4	325
Royalty Pharma PLC, Class A	114	3,741
Supernus Pharmaceuticals, Inc. (a)	11	357
Tarsus Pharmaceuticals, Inc. (a)	8	415
Viatris, Inc.	389	3,275
Xeris Biopharma Holdings, Inc. (a)	87	398
Zoetis, Inc.	104	16,266
		398,996
Professional Services (0.9%)
Alight, Inc., Class A	69	353
Amentum Holdings, Inc. (a)	21	458
Automatic Data Processing, Inc.	92	27,655
Barrett Business Services, Inc.	9	365
Booz Allen Hamilton Holding Corp.	34	4,081
Broadridge Financial Solutions, Inc.	29	7,030
CACI International, Inc., Class A (a)	5	2,289
CBIZ, Inc. (a)	5	340
Clarivate PLC (a)	107	461
Concentrix Corp.	7	357
CRA International, Inc.	2	324
CSG Systems International, Inc.	6	361
Dayforce, Inc. (a)	30	1,736
Dun & Bradstreet Holdings, Inc.	40	359
Equifax, Inc.	32	8,324
ExlService Holdings, Inc. (a)	30	1,454
Exponent, Inc.	4	315
First Advantage Corp. (a)	25	352
FTI Consulting, Inc. (a)	14	2,328
Heidrick & Struggles International, Inc.	8	312
Huron Consulting Group, Inc. (a)	3	404
ICF International, Inc.	4	340
	Shares	Value
Innodata, Inc. (a)	9	$340
Insperity, Inc.	4	260
Jacobs Solutions, Inc.	35	4,333
KBR, Inc.	26	1,373
Kforce, Inc.	7	267
Korn Ferry	6	370
Legalzoom.com, Inc. (a)	46	337
Leidos Holdings, Inc.	26	3,827
ManpowerGroup, Inc.	7	301
Maximus, Inc.	6	402
NV5 Global, Inc. (a)	21	390
Parsons Corp. (a)	5	334
Paychex, Inc.	72	10,593
Paycom Software, Inc.	9	2,038
Paylocity Holding Corp. (a)	8	1,537
Planet Labs PBC (a)	102	336
Robert Half, Inc.	7	310
Science Applications International Corp.	3	363
SS&C Technologies Holdings, Inc.	61	4,612
TaskUS, Inc., Class A (Philippines) (a)	29	405
TransUnion	53	4,397
TriNet Group, Inc.	5	392
UL Solutions, Inc., Class A	12	686
Upwork, Inc. (a)	28	368
Verisk Analytics, Inc.	33	9,782
Verra Mobility Corp. (a)	16	349
Willdan Group, Inc. (a)	9	353
		109,053
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A (a)	71	8,675
Compass, Inc., Class A (a)	46	355
CoStar Group, Inc. (a)	98	7,269
eXp World Holdings, Inc.	37	339
Forestar Group, Inc. (a)	18	347
Howard Hughes Holdings, Inc. (a)	6	399
Jones Lang LaSalle, Inc. (a)	9	2,047
Kennedy-Wilson Holdings, Inc.	51	326
Landbridge Co. LLC, Class A	5	362
Marcus & Millichap, Inc.	11	334
Newmark Group, Inc., Class A	33	363
Opendoor Technologies, Inc. (a)	350	265
Redfin Corp. (a)	42	399
St. Joe Co.	8	339
Zillow Group, Inc., Class A Class A (a)	9	594
Zillow Group, Inc., Class C (a)	40	2,693
		25,106
Residential REITs (0.4%)
American Homes 4 Rent, Class A REIT	103	3,851
Apartment Investment & Management Co., Class A REIT	45	356
AvalonBay Communities, Inc. REIT	34	7,139
Camden Property Trust REIT	32	3,642
Centerspace REIT	6	362

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Residential REITs (cont'd)
Elme Communities REIT	24	$374
Equity LifeStyle Properties, Inc. REIT	35	2,267
Equity Residential REIT	89	6,253
Essex Property Trust, Inc. REIT	17	4,745
Independence Realty Trust, Inc. REIT	19	369
Invitation Homes, Inc. REIT	157	5,368
Mid-America Apartment Communities, Inc. REIT	27	4,311
NexPoint Residential Trust, Inc. REIT	10	373
Sun Communities, Inc. REIT	25	3,111
UDR, Inc. REIT	96	4,020
UMH Properties, Inc. REIT	21	371
Veris Residential, Inc. REIT	23	357
		47,269
Retail REITs (0.3%)
Acadia Realty Trust REIT	19	363
Agree Realty Corp. REIT	20	1,552
Alexander's, Inc. REIT	2	413
Brixmor Property Group, Inc. REIT	58	1,445
CBL & Associates Properties, Inc. REIT	16	376
Curbline Properties Corp. REIT	16	366
Federal Realty Investment Trust REIT	15	1,410
Getty Realty Corp. REIT	13	364
InvenTrust Properties Corp. REIT	13	362
Kimco Realty Corp. REIT	196	3,916
Kite Realty Group Trust REIT	18	390
Macerich Co. REIT	25	367
NETSTREIT Corp. REIT	23	374
NNN REIT, Inc. REIT	21	863
Phillips Edison & Co., Inc. REIT	10	347
Realty Income Corp. REIT	207	11,977
Regency Centers Corp. REIT	52	3,753
Saul Centers, Inc. REIT	11	360
Simon Property Group, Inc. REIT	76	11,961
SITE Centers Corp. REIT	31	367
Tanger, Inc. REIT	12	378
Urban Edge Properties REIT	21	379
Whitestone REIT REIT	28	365
		42,448
Semiconductors & Semiconductor Equipment (8.7%)
ACM Research, Inc., Class A (a)	19	370
Advanced Micro Devices, Inc. (a)	371	36,117
Allegro MicroSystems, Inc. (Japan) (a)	16	305
Alpha & Omega Semiconductor Ltd. (a)	18	339
Ambarella, Inc. (a)	8	384
Amkor Technology, Inc.	22	384
Analog Devices, Inc.	120	23,390
Applied Materials, Inc.	181	27,279
Astera Labs, Inc. (a)	21	1,372
Axcelis Technologies, Inc. (a)	8	392
Broadcom, Inc.	1,059	203,826
CEVA, Inc. (a)	16	419
	Shares	Value
Cirrus Logic, Inc. (a)	25	$2,401
Cohu, Inc. (a)	24	384
Diodes, Inc. (a)	10	384
Enphase Energy, Inc. (a)	25	1,115
Entegris, Inc.	29	2,294
First Solar, Inc. (a)	20	2,516
FormFactor, Inc. (a)	14	394
Global Foundries, Inc. (a)	15	526
Ichor Holdings Ltd. (a)	19	376
Impinj, Inc. (a)	5	461
Intel Corp.	995	19,999
KLA Corp.	31	21,783
Kulicke & Soffa Industries, Inc. (Singapore)	12	387
Lam Research Corp.	290	20,784
Lattice Semiconductor Corp. (a)	27	1,321
MACOM Technology Solutions Holdings, Inc. (a)	12	1,245
Marvell Technology, Inc.	204	11,907
MaxLinear, Inc. (a)	34	340
Microchip Technology, Inc.	128	5,898
Micron Technology, Inc.	252	19,391
MKS Instruments, Inc.	6	421
Monolithic Power Systems, Inc.	9	5,338
NVIDIA Corp.	5,419	590,237
ON Semiconductor Corp. (a)	115	4,566
Onto Innovation, Inc. (a)	10	1,220
PDF Solutions, Inc. (a)	20	367
Penguin Solutions, Inc. (a)	22	376
Photronics, Inc. (a)	19	347
Power Integrations, Inc.	8	393
Qorvo, Inc. (a)	19	1,362
QUALCOMM, Inc.	253	37,560
Rambus, Inc. (a)	21	1,025
Rigetti Computing, Inc. (a)	37	328
Semtech Corp. (a)	13	406
Silicon Laboratories, Inc. (a)	4	407
SiTime Corp. (a)	2	294
Skyworks Solutions, Inc.	32	2,057
SolarEdge Technologies, Inc. (a)	30	367
Synaptics, Inc. (a)	7	390
Teradyne, Inc.	32	2,375
Texas Instruments, Inc.	209	33,450
Ultra Clean Holdings, Inc. (a)	18	337
Universal Display Corp.	8	1,005
Veeco Instruments, Inc. (a)	19	355
		1,093,466
Software (10.0%)
A10 Networks, Inc.	22	363
ACI Worldwide, Inc. (a)	7	374
Adeia, Inc.	30	369
Adobe, Inc. (a)	100	37,498
Agilysys, Inc. (a)	5	372
Alarm.com Holdings, Inc. (a)	7	375

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Software (cont'd)
Alkami Technology, Inc. (a)	14	$374
Amplitude, Inc., Class A (a)	38	349
ANSYS, Inc. (a)	22	7,081
Appfolio, Inc., Class A (a)	9	1,859
Appian Corp., Class A (a)	13	404
AppLovin Corp., Class A (a)	54	14,543
Asana, Inc., Class A Class A (a)	23	371
Atlassian Corp., Class A (a)	38	8,676
Aurora Innovation, Inc. (a)	275	1,991
Autodesk, Inc. (a)	51	13,987
AvePoint, Inc. (a)	25	409
Bentley Systems, Inc., Class B	32	1,376
Bill Holdings, Inc. (a)	9	410
Blackbaud, Inc. (a)	6	363
BlackLine, Inc. (a)	7	331
Blend Labs, Inc., Class A (a)	111	372
Box, Inc., Class A (a)	68	2,123
Braze, Inc., Class A (a)	11	342
C3.ai, Inc., Class A Class A (a)	18	396
Cadence Design Systems, Inc. (a)	64	19,055
CCC Intelligent Solutions Holdings, Inc. (a)	39	361
Cipher Mining, Inc. (a)	155	442
Cleanspark, Inc. (a)	48	392
Clear Secure, Inc., Class A	14	346
Clearwater Analytics Holdings, Inc., Class A (a)	41	932
Commvault Systems, Inc. (a)	9	1,504
Confluent, Inc., Class A (a)	47	1,119
Core Scientific, Inc. (a)	50	405
Crowdstrike Holdings, Inc., Class A (a)	55	23,588
Datadog, Inc., Class A (a)	70	7,151
Docusign, Inc. (a)	54	4,415
Dolby Laboratories, Inc., Class A	7	538
DoubleVerify Holdings, Inc. (a)	27	358
Dropbox, Inc., Class A (a)	43	1,228
D-Wave Quantum, Inc. (Canada) (a)	48	332
Dynatrace, Inc. (a)	84	3,945
E2open Parent Holdings, Inc. (a)	172	339
Elastic NV (a)	17	1,465
EverCommerce, Inc. (a)	34	332
Fair Isaac Corp. (a)	5	9,948
Five9, Inc. (a)	15	377
Fortinet, Inc. (a)	148	15,356
Freshworks, Inc., Class A (a)	28	414
Gen Digital, Inc.	105	2,716
Gitlab, Inc., Class A (a)	24	1,120
Guidewire Software, Inc. (a)	23	4,710
HubSpot, Inc. (a)	10	6,115
I3 Verticals, Inc., Class A (a)	14	352
Informatica, Inc., Class A (a)	20	377
Intapp, Inc. (a)	6	326
InterDigital, Inc.	5	1,005
Intuit, Inc.	63	39,531
	Shares	Value
Jamf Holding Corp. (a)	32	$370
JFrog Ltd. (a)	12	405
Klaviyo, Inc., Class A (a)	13	396
Life360, Inc. (a)	11	472
LiveRamp Holdings, Inc. (a)	14	366
Manhattan Associates, Inc. (a)	12	2,129
MARA Holdings, Inc. (a)	65	869
Meridianlink, Inc. (a)	21	355
Microsoft Corp.	1,689	667,594
MicroStrategy, Inc., Class A (a)	55	20,906
N-able, Inc. (a)	51	360
nCino, Inc. (a)	15	348
NCR Voyix Corp. (a)	42	360
NextNav, Inc. (a)	29	360
Nutanix, Inc., Class A (a)	67	4,603
Olo, Inc., Class A (a)	56	347
OneSpan, Inc.	24	357
Onestream, Inc. (a)	55	1,177
Oracle Corp.	370	52,066
Pagaya Technologies Ltd., Class A (a)	36	395
PagerDuty, Inc. (a)	23	357
Palantir Technologies, Inc., Class A (a)	457	54,127
Palo Alto Networks, Inc. (a)	151	28,226
Pegasystems, Inc.	5	460
Procore Technologies, Inc. (a)	16	1,025
Progress Software Corp.	6	360
PROS Holdings, Inc. (a)	21	359
PTC, Inc. (a)	33	5,114
Q2 Holdings, Inc. (a)	5	396
Qualys, Inc. (a)	3	377
QXO, Inc.	76	1,014
Rapid7, Inc. (a)	15	354
RingCentral, Inc., Class A (a)	15	383
Riot Platforms, Inc. (a)	50	362
Roper Technologies, Inc.	24	13,442
Rubrik, Inc., Class A (a)	16	1,128
Salesforce, Inc.	211	56,698
Samsara, Inc., Class A (a)	49	1,943
Sapiens International Corp. NV (Israel)	13	356
SEMrush Holdings, Inc., Class A (a)	39	401
SentinelOne, Inc., Class A (a)	55	1,018
ServiceNow, Inc. (a)	44	42,020
SoundHound AI, Inc., Class A (a)	69	641
Sprinklr, Inc., Class A (a)	45	346
Sprout Social, Inc., Class A (a)	18	376
SPS Commerce, Inc. (a)	16	2,296
Synopsys, Inc. (a)	35	16,065
Tenable Holdings, Inc. (a)	11	336
Teradata Corp. (a)	17	366
Terawulf, Inc. (a)	154	428
Tyler Technologies, Inc. (a)	8	4,346
UiPath, Inc., Class A (a)	33	394
Unity Software, Inc. (a)	59	1,243

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Software (cont'd)
Varonis Systems, Inc. (a)	52	$2,228
Verint Systems, Inc. (a)	22	388
Vertex, Inc., Class A (a)	9	360
Weave Communications, Inc. (a)	35	371
Workday, Inc., Class A (a)	46	11,270
Workiva, Inc. (a)	5	376
Yext, Inc. (a)	58	394
Zeta Global Holdings Corp., Class A (a)	30	392
Zoom Communications, Inc. (a)	51	3,955
Zscaler, Inc. (a)	26	5,880
		1,262,308
Specialized REITs (0.9%)
American Tower Corp. REIT	106	23,893
Crown Castle, Inc. REIT	96	10,153
CubeSmart REIT	43	1,749
Digital Realty Trust, Inc. REIT	74	11,880
EPR Properties REIT	8	396
Equinix, Inc. REIT	19	16,354
Extra Space Storage, Inc. REIT	50	7,326
Four Corners Property Trust, Inc. REIT	13	363
Gaming & Leisure Properties, Inc. REIT	82	3,925
Iron Mountain, Inc. REIT	72	6,456
Lamar Advertising Co., Class A REIT	17	1,935
National Storage Affiliates Trust REIT	11	409
Outfront Media, Inc. REIT	24	363
PotlatchDeltic Corp. REIT	9	345
Public Storage REIT	39	11,717
Rayonier, Inc. REIT	15	367
Safehold, Inc. REIT	24	378
SBA Communications Corp. REIT	27	6,572
Uniti Group, Inc. REIT	81	399
VICI Properties, Inc. REIT	252	8,069
Weyerhaeuser Co. REIT	213	5,519
		118,568
Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A (a)	5	347
Academy Sports & Outdoors, Inc.	10	377
Advance Auto Parts, Inc.	11	360
American Eagle Outfitters, Inc.	33	347
Arhaus, Inc. (a)	43	338
Asbury Automotive Group, Inc. (a)	6	1,309
AutoNation, Inc. (a)	11	1,916
AutoZone, Inc. (a)	3	11,288
Bath & Body Works, Inc.	39	1,190
Best Buy Co., Inc.	55	3,668
Boot Barn Holdings, Inc. (a)	4	417
Buckle, Inc.	10	348
Burlington Stores, Inc. (a)	18	4,051
Caleres, Inc.	22	335
Camping World Holdings, Inc., Class A	27	326
CarMax, Inc. (a)	50	3,233
	Shares	Value
Carvana Co. (a)	28	$6,842
Chewy, Inc., Class A (a)	29	1,087
Dick's Sporting Goods, Inc.	16	3,004
Five Below, Inc. (a)	27	2,049
Floor & Decor Holdings, Inc., Class A (a)	38	2,715
Foot Locker, Inc. (a)	28	343
GameStop Corp., Class A (a)	80	2,229
Gap, Inc.	39	854
Group 1 Automotive, Inc.	3	1,211
Home Depot, Inc.	231	83,273
Lithia Motors, Inc.	5	1,464
Lowe's Cos., Inc.	130	29,063
Murphy USA, Inc.	4	1,994
National Vision Holdings, Inc. (a)	30	370
O'Reilly Automotive, Inc. (a)	11	15,567
Penske Automotive Group, Inc.	10	1,557
Petco Health & Wellness Co., Inc. (a)	105	310
Revolve Group, Inc. (a)	17	338
RH (a)	2	368
Ross Stores, Inc.	77	10,703
Sally Beauty Holdings, Inc. (a)	41	334
Shoe Carnival, Inc.	18	313
Signet Jewelers Ltd.	6	356
Sonic Automotive, Inc., Class A	6	364
TJX Cos., Inc.	259	33,328
Tractor Supply Co.	123	6,226
Ulta Beauty, Inc. (a)	9	3,561
Upbound Group, Inc.	16	318
Urban Outfitters, Inc. (a)	7	369
Valvoline, Inc. (a)	10	343
Victoria's Secret & Co. (a)	20	376
Warby Parker, Inc., Class A (a)	23	380
Wayfair, Inc., Class A (a)	14	422
Williams-Sonoma, Inc.	31	4,789
Winmark Corp.	1	360
		247,030
Tech Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	3,368	715,700
CompoSecure, Inc., Class A	33	363
Corsair Gaming, Inc. (a)	56	396
Dell Technologies, Inc., Class C	72	6,607
Diebold Nixdorf, Inc. (a)	8	355
Hewlett Packard Enterprise Co.	305	4,947
HP, Inc.	221	5,651
IonQ, Inc. (a)	39	1,071
NetApp, Inc.	53	4,757
Pure Storage, Inc., Class A (a)	87	3,946
Sandisk Corp. (a)	42	1,349
Seagate Technology Holdings PLC	50	4,551
Super Micro Computer, Inc. (a)	127	4,046
Western Digital Corp. (a)	109	4,781
		758,520

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

	Shares	Value
Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc. (Finland) (a)	19	$461
Birkenstock Holding PLC (Germany) (a)	7	360
Capri Holdings Ltd. (Virgin Islands, British) (a)	24	361
Carter's, Inc.	10	330
Columbia Sportswear Co.	5	311
Crocs, Inc. (a)	11	1,061
Deckers Outdoor Corp. (a)	38	4,212
Figs, Inc., Class A (a)	87	351
G-III Apparel Group Ltd. (a)	14	353
Hanesbrands, Inc. (a)	78	358
Kontoor Brands, Inc.	6	361
Levi Strauss & Co., Class A	24	384
Lululemon Athletica, Inc. (a)	21	5,686
NIKE, Inc., Class B	258	14,551
Oxford Industries, Inc.	7	340
PVH Corp.	5	345
Ralph Lauren Corp.	8	1,800
Skechers USA, Inc., Class A (a)	26	1,248
Steven Madden Ltd.	17	357
Tapestry, Inc.	63	4,451
Under Armour, Inc., Class A (a)	66	377
Under Armour, Inc., Class C (a)	69	375
VF Corp.	30	356
Wolverine World Wide, Inc.	32	418
		39,207
Tobacco (0.7%)
Altria Group, Inc.	382	22,595
Philip Morris International, Inc.	352	60,319
Turning Point Brands, Inc.	6	368
Universal Corp.	7	408
		83,690
Trading Companies & Distributors (0.5%)
Air Lease Corp.	32	1,496
Applied Industrial Technologies, Inc.	8	1,946
BlueLinx Holdings, Inc. (a)	5	326
Boise Cascade Co.	4	373
Core & Main, Inc., Class A (a)	21	1,106
Custom Truck One Source, Inc. (a)	98	395
Distribution Solutions Group, Inc. (a)	14	365
DNOW, Inc. (a)	23	365
DXP Enterprises, Inc. (a)	4	354
Fastenal Co.	145	11,741
Ferguson Enterprises, Inc.	49	8,313
FTAI Aviation Ltd.	20	2,142
GATX Corp.	3	438
Global Industrial Co.	16	411
GMS, Inc. (a)	5	366
Herc Holdings, Inc.	3	328
McGrath RentCorp	4	427
MRC Global, Inc. (a)	34	396
MSC Industrial Direct Co., Inc., Class A	5	382
	Shares	Value
Rush Enterprises, Inc., Class A	7	$357
SiteOne Landscape Supply, Inc. (a)	12	1,378
Transcat, Inc. (a)	4	317
United Rentals, Inc.	13	8,209
Watsco, Inc.	7	3,219
WESCO International, Inc.	9	1,467
Willis Lease Finance Corp.	3	464
WW Grainger, Inc.	10	10,243
Xometry, Inc., Class A (a)	17	436
		57,760
Water Utilities (0.1%)
American States Water Co.	4	324
American Water Works Co., Inc.	47	6,910
California Water Service Group	8	405
Essential Utilities, Inc.	81	3,332
Middlesex Water Co.	6	379
SJW Group	6	340
		11,690
Wireless Telecommunication Services (0.2%)
Gogo, Inc. (a)	49	371
Telephone & Data Systems, Inc.	10	375
T-Mobile U.S., Inc.	111	27,412
U.S. Cellular Corp. (a)	5	343
		28,501
Total Common Stocks (Cost $11,733,973)		12,173,156
Rights (0.0%)‡
Contra Moneylion, Inc., expires 4/17/27 (a)	4	21
Contra Paragon 28, Inc., expires 5/16/25 (a)	26	3
Total Rights (Cost $18)		24
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.26% (See Note E) (Cost $191,337)	191,337	191,337
Total Investments (98.2%) (Cost $11,925,328) (b)		12,364,517
Other Assets in Excess of Liabilities (1.8%)		230,384
Net Assets (100.0%)		$12,594,901

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $517,224 and the aggregate gross unrealized depreciation is $78,035, resulting in net unrealized appreciation of $439,189.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Total Market Index Fund

Portfolio Composition

Classification	Percentage of Total Investments
Other*	69.3%
Software	10.2
Semiconductors & Semiconductor Equipment	8.8
Tech Hardware, Storage & Peripherals	6.1
Interactive Media & Services	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee International Index Fund

	Shares	Value
Common Stocks (97.8%)
Australia (6.2%)
AGL Energy Ltd.	316	$2,154
Ampol Ltd.	518	7,865
ANZ Group Holdings Ltd.	1,842	35,223
APA Group (a)	681	3,583
Aristocrat Leisure Ltd.	298	12,727
ASX Ltd.	101	4,573
Atlas Arteria Ltd. (a)	556	1,842
Aurizon Holdings Ltd.	3,655	7,155
BHP Group Ltd.	2,949	70,285
BlueScope Steel Ltd.	230	3,523
Brambles Ltd.	1,265	16,624
CAR Group Ltd.	178	3,799
Charter Hall Group REIT	245	2,649
Cochlear Ltd.	35	6,130
Coles Group Ltd.	683	9,275
Commonwealth Bank of Australia	999	106,482
Computershare Ltd.	275	7,186
CSL Ltd.	309	49,599
Dexus REIT	559	2,691
EBOS Group Ltd.	84	1,828
Endeavour Group Ltd.	762	1,949
Evolution Mining Ltd.	1,037	5,201
Fortescue Ltd.	831	8,582
Goodman Group REIT	1,140	21,824
GPT Group REIT	1,007	2,985
Insurance Australia Group Ltd.	1,245	6,539
James Hardie Industries PLC (b)	226	5,305
JB Hi-Fi Ltd.	57	3,777
Lottery Corp. Ltd.	1,172	3,906
Lynas Rare Earths Ltd. (b)	488	2,668
Macquarie Group Ltd.	218	26,939
Medibank Pvt Ltd.	1,449	4,310
Mineral Resources Ltd. (b)	89	1,170
Mirvac Group REIT	2,072	3,022
National Australia Bank Ltd.	1,891	43,665
NEXTDC Ltd. (b)	336	2,551
Northern Star Resources Ltd.	588	7,223
Orica Ltd.	257	2,668
Origin Energy Ltd.	899	6,128
Pilbara Minerals Ltd. (b)	1,447	1,394
Pro Medicus Ltd.	26	3,812
Qantas Airways Ltd.	1,628	9,205
QBE Insurance Group Ltd.	791	10,932
Ramsay Health Care Ltd.	96	2,044
REA Group Ltd.	26	4,131
Reece Ltd.	155	1,563
Rio Tinto Ltd.	290	21,697
Santos Ltd.	1,708	6,566
Scentre Group REIT	2,737	6,341
SEEK Ltd.	181	2,464
SGH Ltd.	102	3,336
	Shares	Value
Sonic Healthcare Ltd.	244	$4,074
South32 Ltd.	2,365	4,076
Stockland REIT	2,518	8,849
Suncorp Group Ltd.	569	7,399
Technology One Ltd.	469	9,053
Telstra Group Ltd.	6,073	17,527
TPG Telecom Ltd.	174	563
Transurban Group (Units) (a)	1,632	14,707
Treasury Wine Estates Ltd.	426	2,435
Vicinity Ltd. REIT	2,021	3,056
Washington H Soul Pattinson & Co. Ltd.	124	2,952
Wesfarmers Ltd.	709	35,518
Westpac Banking Corp.	2,113	44,342
Whitehaven Coal Ltd.	431	1,379
WiseTech Global Ltd.	95	5,402
Woodside Energy Group Ltd.	998	13,009
Woolworths Group Ltd.	637	12,856
Worley Ltd.	197	1,570
Xero Ltd. (b)	96	10,110
		787,967
Austria (0.3%)
ANDRITZ AG	37	2,659
BAWAG Group AG	97	10,632
CA Immobilien Anlagen AG	22	596
CPI Europe AG (b)	28	554
Erste Group Bank AG	160	10,835
EVN AG	22	576
OMV AG	74	3,826
Raiffeisen Bank International AG	78	2,083
Verbund AG	17	1,306
Vienna Insurance Group AG Wiener Versicherung Gruppe	19	904
voestalpine AG	59	1,555
Wienerberger AG	71	2,493
		38,019
Belgium (1.0%)
Ackermans & van Haaren NV	11	2,690
Ageas SA	79	4,955
Anheuser-Busch InBev SA	603	39,743
Argenx SE ADR (b)	38	24,515
Azelis Group NV	60	930
Colruyt Group NV	17	818
D'ieteren Group	11	2,197
Financiere de Tubize SA	15	2,152
Groupe Bruxelles Lambert NV	43	3,547
KBC Group NV	132	12,172
Sofina SA	8	2,235
Solvay SA	38	1,438
Syensqo SA	38	2,718
UCB SA	82	15,034
Warehouses De Pauw CVA REIT (b)	272	6,947
		122,091

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Canada (10.6%)
Agnico Eagle Mines Ltd.	317	$37,258
Air Canada (b)	289	2,929
Alimentation Couche-Tard, Inc.	513	26,777
AltaGas Ltd.	156	4,617
ARC Resources Ltd.	311	5,755
Bank of Montreal	476	45,608
Bank of Nova Scotia	765	38,278
Barrick Gold Corp.	1,052	20,062
BCE, Inc.	480	10,668
Brookfield Asset Management Ltd., Class A	200	10,672
Brookfield Corp., Class A	855	45,932
CAE, Inc. (b)	168	4,203
Cameco Corp.	301	13,587
Canadian Apartment Properties REIT	87	2,657
Canadian Imperial Bank of Commerce	584	36,834
Canadian National Railway Co.	348	33,702
Canadian Natural Resources Ltd.	1,253	35,956
Canadian Pacific Kansas City Ltd.	602	43,724
Canadian Tire Corp. Ltd., Class A	28	3,064
Canadian Utilities Ltd., Class A	266	7,446
CCL Industries, Inc., Class B	76	3,971
Celestica, Inc. (b)	68	5,802
Cenovus Energy, Inc.	680	8,005
CGI, Inc.	174	18,450
Choice Properties REIT	146	1,546
Constellation Software, Inc.	12	43,247
Dollarama, Inc.	144	17,768
Emera, Inc.	154	6,931
Empire Co. Ltd., Class A	69	2,563
Enbridge, Inc.	1,331	62,244
Fairfax Financial Holdings Ltd.	17	26,541
First Quantum Minerals Ltd. (b)	355	4,766
FirstService Corp.	45	7,898
Fortis, Inc.	384	19,016
Franco-Nevada Corp.	101	17,357
George Weston Ltd.	28	5,455
GFL Environmental, Inc.	116	5,788
Gildan Activewear, Inc.	72	3,318
Great-West Lifeco, Inc.	144	5,600
Hydro One Ltd.	166	6,387
iA Financial Corp., Inc.	49	4,760
IGM Financial, Inc.	47	1,494
Imperial Oil Ltd.	87	5,868
Intact Financial Corp.	117	25,984
Ivanhoe Mines Ltd., Class A (b)	376	3,338
Keyera Corp.	120	3,725
Kinross Gold Corp.	850	12,547
Loblaw Cos. Ltd.	72	11,688
Lundin Mining Corp.	346	2,831
Magna International, Inc.	141	4,899
Manulife Financial Corp.	1,080	33,099
Metro, Inc.	205	15,798
National Bank of Canada	179	15,721
	Shares	Value
Nutrien Ltd.	301	$17,183
Onex Corp.	31	2,195
Open Text Corp.	137	3,709
Pan American Silver Corp.	191	4,809
Pembina Pipeline Corp.	305	11,659
Power Corp. of Canada	269	10,182
Quebecor, Inc., Class B	82	2,249
RB Global, Inc.	97	9,775
Restaurant Brands International, Inc.	156	10,052
Rogers Communications, Inc., Class B	198	5,162
Royal Bank of Canada	851	102,143
Saputo, Inc.	129	2,517
Shopify, Inc., Class A (b)	701	66,673
Stantec, Inc.	60	5,266
Sun Life Financial, Inc.	303	18,056
Suncor Energy, Inc.	768	27,124
TC Energy Corp.	634	32,031
Teck Resources Ltd., Class B	325	11,045
TELUS Corp.	789	12,145
TFI International, Inc.	40	3,252
Thomson Reuters Corp.	74	13,770
Toronto-Dominion Bank	1,054	67,349
Tourmaline Oil Corp.	183	8,084
West Fraser Timber Co. Ltd.	27	1,999
Wheaton Precious Metals Corp.	328	27,387
WSP Global, Inc.	68	12,053
		1,332,003
China (0.2%)
Alibaba Health Information Technology Ltd. (b)(c)	2,000	1,294
Budweiser Brewing Co. APAC Ltd. (c)	800	845
BYD Electronic International Co. Ltd. (c)	500	2,075
China Gas Holdings Ltd. (c)	5,400	4,882
China Mengniu Dairy Co. Ltd. (c)	1,000	2,491
Chow Tai Fook Jewellery Group Ltd. (c)	1,800	2,406
Fosun International Ltd. (c)	1,000	519
Geely Automobile Holdings Ltd. (c)	3,000	6,298
Qingdao Port International Co. Ltd., Class H (c)	1,000	723
Xinyi Glass Holdings Ltd. (c)	1,000	936
		22,469
Denmark (1.9%)
AP Moller - Maersk AS, Class A	3	5,153
Carlsberg AS, Class B	49	6,676
Coloplast AS, Class B	68	7,695
Danske Bank AS	353	12,386
DSV AS	122	25,859
Genmab AS (b)	34	7,209
Novo Nordisk AS, Class B	1,914	127,973
Novonesis Novozymes B, Class B	191	12,407
Orsted AS (b)	100	3,979
Pandora AS	84	12,505
Tryg AS	177	4,222
Vestas Wind Systems AS	530	7,066
		233,130

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Faroe Islands (0.0%)‡
Bakkafrost P/F	36	$1,815
Finland (0.9%)
Elisa OYJ	153	8,162
Fortum OYJ	613	10,278
Huhtamaki OYJ	55	2,025
Kesko OYJ, Class B	142	3,260
Kone OYJ, Class B	175	10,838
Metso OYJ	366	3,977
Neste OYJ	285	2,957
Nokia OYJ	2,658	13,288
Nordea Bank Abp	2,025	28,044
Orion OYJ, Class B	56	3,506
Sampo OYJ, Class A	1,228	12,303
Stora Enso OYJ, Class R	299	2,777
UPM-Kymmene OYJ	278	7,363
Wartsila OYJ Abp	256	4,730
		113,508
France (8.7%)
Air Liquide SA	359	73,767
Airbus SE	362	61,428
ArcelorMittal SA	241	7,127
AXA SA	1,053	49,803
BNP Paribas SA	610	51,685
Bollore SE	368	2,276
Bouygues SA	102	4,483
Capgemini SE	106	16,923
Cie de Saint-Gobain SA	298	32,398
Cie Generale des Etablissements Michelin SCA	349	12,761
Credit Agricole SA	519	9,735
Danone SA	409	35,193
Dassault Systemes SE	454	17,014
Engie SA	1,070	22,115
EssilorLuxottica SA	179	51,579
Hermes International SCA	19	52,253
Kering SA	38	7,731
Legrand SA	154	16,925
L'Oreal SA (b)	137	60,536
LVMH Moet Hennessy Louis Vuitton SE	158	87,521
Orange SA	983	14,261
Pernod Ricard SA	101	10,948
Publicis Groupe SA	188	19,128
Safran SA	223	59,345
Sanofi SA	676	73,949
Sartorius Stedim Biotech	15	3,540
Schneider Electric SE	327	76,402
Societe Generale SA	436	22,733
STMicroelectronics NV	339	7,707
Thales SA	53	14,847
TotalEnergies SE	1,356	77,231
Vinci SA	296	41,578
		1,094,922
	Shares	Value
Germany (8.1%)
adidas AG	102	$23,469
Allianz SE (Registered)	232	95,950
BASF SE (b)	634	32,378
Bayer AG (Registered)	600	15,724
Bayerische Motoren Werke AG	155	13,147
Bayerische Motoren Werke AG (Preference)	31	2,502
Beiersdorf AG	87	12,258
BioNTech SE ADR (b)	49	5,112
Continental AG	57	4,456
Daimler Truck Holding AG	262	10,526
Deutsche Bank AG (Registered)	1,109	29,078
Deutsche Boerse AG	117	37,685
Deutsche Post AG (Registered)	614	26,235
Deutsche Telekom AG (Registered)	1,913	68,710
Dr. Ing hc F Porsche AG	58	2,916
E.ON SE	1,438	25,150
Fresenius Medical Care AG	104	5,291
Fresenius SE & Co. KGaA (b)	217	10,307
Hannover Rueck SE (Registered)	31	9,951
Hapag-Lloyd AG	4	630
Heidelberg Materials AG	79	15,793
Henkel AG & Co. KGaA	82	5,788
Henkel AG & Co. KGaA (Preference)	87	6,757
Infineon Technologies AG	793	26,267
Knorr-Bremse AG	35	3,471
Mercedes-Benz Group AG (Registered)	495	29,595
Merck KGaA	68	9,467
MTU Aero Engines AG	28	9,691
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (b)	81	55,453
Porsche Automobil Holding SE (Preference)	80	3,298
Rheinmetall AG	27	45,982
RWE AG	455	17,669
SAP SE	626	183,161
Sartorius AG (Preference)	13	3,375
Siemens AG (Registered)	448	103,157
Siemens Energy AG (b)	361	27,863
Siemens Healthineers AG	141	7,601
Symrise AG, Class A	96	11,072
Talanx AG	32	3,673
Volkswagen AG	15	1,675
Volkswagen AG (Preference)	96	10,446
Vonovia SE	428	14,197
		1,026,926
Hong Kong (1.6%)
AIA Group Ltd.	6,600	49,453
CK Asset Holdings Ltd.	500	2,043
CK Hutchison Holdings Ltd.	1,500	8,459
CK Infrastructure Holdings Ltd.	500	3,370
CLP Holdings Ltd.	1,000	8,527
CSPC Pharmaceutical Group Ltd.	4,000	3,151
Futu Holdings Ltd. ADR	43	3,969

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Hong Kong (cont'd)
Galaxy Entertainment Group Ltd.	1,000	$3,612
Hang Lung Properties Ltd.	1,000	820
Hang Seng Bank Ltd.	800	11,167
HK Electric Investments & HK Electric Investments Ltd. (a)	1,000	696
HKT Trust & HKT Ltd. (a)	2,000	2,846
Hong Kong & China Gas Co. Ltd.	5,000	4,499
Hong Kong Exchanges & Clearing Ltd.	800	34,952
Hongkong Land Holdings Ltd.	600	2,936
Jardine Matheson Holdings Ltd.	100	4,443
Link REIT	2,100	9,832
MTR Corp. Ltd.	1,000	3,452
Power Assets Holdings Ltd.	1,000	6,613
Sands China Ltd. (b)	1,200	2,149
Sino Biopharmaceutical Ltd.	10,000	5,022
Sino Land Co. Ltd.	2,000	2,055
Sun Hung Kai Properties Ltd.	1,000	9,486
Swire Pacific Ltd., Class A	500	4,324
Swire Properties Ltd.	600	1,326
Techtronic Industries Co. Ltd.	1,000	10,064
WH Group Ltd.	4,000	3,577
Wharf Real Estate Investment Co. Ltd.	1,000	2,392
		205,235
Ireland (0.3%)
AIB Group PLC	1,801	12,105
Bank of Ireland Group PLC	729	8,560
Kerry Group PLC, Class A	91	9,633
Kingspan Group PLC	112	9,451
		39,749
Israel (1.0%)
Airport City Ltd. (b)	36	535
Amot Investments Ltd.	114	603
Azrieli Group Ltd.	19	1,383
Bank Hapoalim BM	699	10,253
Bank Leumi Le-Israel BM	790	11,219
Bezeq The Israeli Telecommunication Corp. Ltd.	1,049	1,595
Big Shopping Centers Ltd. (b)	9	1,314
Camtek Ltd. (b)	15	996
Check Point Software Technologies Ltd. (b)	52	11,417
CyberArk Software Ltd. (b)	25	8,804
Delek Group Ltd.	4	638
Elbit Systems Ltd.	13	4,998
Enlight Renewable Energy Ltd. (b)	43	696
Fattal Holdings 1998 Ltd. (b)	4	522
First International Bank of Israel Ltd.	27	1,483
Global-e Online Ltd. (b)	51	1,831
Harel Insurance Investments & Financial Services Ltd.	56	931
ICL Group Ltd.	367	2,450
Israel Corp. Ltd.	2	630
Israel Discount Bank Ltd., Class A	649	4,848
Melisron Ltd.	13	1,106
Menora Mivtachim Holdings Ltd.	11	583
	Shares	Value
Mivne Real Estate KD Ltd.	305	$890
Mizrahi Tefahot Bank Ltd.	79	4,000
Monday.com Ltd. (b)	18	5,058
Nice Ltd. (b)	50	7,811
Nova Ltd. (b)	15	2,896
OPC Energy Ltd. (b)	61	576
Phoenix Financial Ltd.	121	2,383
Plus500 Ltd.	37	1,517
Shapir Engineering & Industry Ltd.	82	572
Shufersal Ltd.	140	1,311
Strauss Group Ltd.	267	6,043
Teva Pharmaceutical Industries Ltd. (b)	703	10,901
Tower Semiconductor Ltd. (b)	58	2,120
Wix.com Ltd. (b)	28	4,749
ZIM Integrated Shipping Services Ltd.	50	768
		120,430
Italy (2.7%)
A2A SpA	819	2,083
Amplifon SpA	69	1,321
Banca Mediolanum SpA	453	6,772
Banco BPM SpA	717	8,004
Davide Campari-Milano NV	300	2,013
Enel SpA	4,909	42,556
Eni SpA	1,409	20,179
Ferrari NV	86	39,369
FinecoBank Banca Fineco SpA	322	6,444
Generali	632	23,098
Infrastrutture Wireless Italiane SpA	181	2,162
Intesa Sanpaolo SpA	9,220	49,219
Leonardo SpA	354	18,404
Mediobanca Banca di Credito Finanziario SpA	310	6,341
Moncler SpA	112	6,913
Nexi SpA (b)	273	1,595
Pirelli & C SpA	198	1,224
Poste Italiane SpA	240	4,871
PRADA SpA (b)	300	1,873
Prysmian SpA	148	8,130
Recordati Industria Chimica e Farmaceutica SpA	52	3,068
Snam SpA	1,078	6,187
Stellantis NV	1,036	9,640
Telecom Italia SpA (b)	8,845	3,657
Tenaris SA	243	4,052
Terna - Rete Elettrica Nazionale	739	7,348
UniCredit SpA	917	53,352
		339,875
Japan (21.4%)
ABC-Mart, Inc.	100	1,860
Acom Co. Ltd.	200	560
Advantest Corp.	400	16,734
Aeon Co. Ltd.	400	11,828
AGC, Inc.	100	3,122
Air Water, Inc.	100	1,364
Aisin Corp.	300	3,810

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont'd)
Ajinomoto Co., Inc.	600	$12,272
Alfresa Holdings Corp.	100	1,510
Amada Co. Ltd.	200	2,003
ANA Holdings, Inc.	500	9,605
Asahi Group Holdings Ltd.	1,300	17,969
Asahi Intecc Co. Ltd.	100	1,537
Asahi Kasei Corp.	1,500	10,453
Asics Corp.	300	6,448
Astellas Pharma, Inc.	1,400	14,020
Azbil Corp.	500	4,306
Bandai Namco Holdings, Inc.	300	10,426
BayCurrent, Inc.	100	5,388
Bridgestone Corp.	300	12,545
Brother Industries Ltd.	100	1,757
Canon, Inc.	400	12,344
Capcom Co. Ltd.	100	2,895
Central Japan Railway Co.	500	10,522
Chiba Bank Ltd.	400	3,557
Chubu Electric Power Co., Inc.	400	5,194
Chugai Pharmaceutical Co. Ltd.	400	23,044
Coca-Cola Bottlers Japan Holdings, Inc.	100	1,879
Concordia Financial Group Ltd.	600	3,881
CyberAgent, Inc.	900	7,704
Dai Nippon Printing Co. Ltd.	200	2,788
Daifuku Co. Ltd.	200	5,291
Dai-ichi Life Holdings, Inc.	2,400	17,329
Daiichi Sankyo Co. Ltd.	1,200	30,697
Daikin Industries Ltd.	200	22,785
Daiwa House Industry Co. Ltd.	400	14,473
Daiwa House Investment Corp. REIT	1	1,675
Daiwa Securities Group, Inc.	700	4,603
Denso Corp.	1,300	16,786
Dentsu Group, Inc.	100	2,097
Disco Corp.	100	19,348
East Japan Railway Co.	600	13,006
Ebara Corp.	300	4,507
Eisai Co. Ltd.	100	2,890
Electric Power Development Co. Ltd.	100	1,756
ENEOS Holdings, Inc.	1,500	7,221
FANUC Corp.	500	12,690
Fast Retailing Co. Ltd.	100	32,894
Fuji Electric Co. Ltd.	100	4,459
FUJIFILM Holdings Corp.	500	10,241
Fujikura Ltd.	100	3,721
Fujitsu Ltd.	1,000	22,215
Fukuoka Financial Group, Inc.	100	2,642
GLP J-Reit REIT	3	2,588
GMO Payment Gateway, Inc.	100	6,263
Hakuhodo DY Holdings, Inc.	600	4,511
Hamamatsu Photonics KK	200	1,849
Hankyu Hanshin Holdings, Inc.	100	2,852
Haseko Corp.	100	1,428
	Shares	Value
Hitachi Ltd.	2,800	$69,203
Honda Motor Co. Ltd.	3,200	32,559
Hoshizaki Corp.	100	4,252
Hoya Corp.	200	23,533
Hulic Co. Ltd.	300	3,137
Ibiden Co. Ltd.	100	2,772
Idemitsu Kosan Co. Ltd.	500	3,099
IHI Corp.	100	7,833
Iida Group Holdings Co. Ltd.	100	1,583
Inpex Corp.	900	11,259
Isetan Mitsukoshi Holdings Ltd.	200	2,571
Isuzu Motors Ltd.	400	5,379
ITOCHU Corp.	800	40,914
J Front Retailing Co. Ltd.	100	1,224
Japan Airlines Co. Ltd.	400	7,247
Japan Exchange Group, Inc.	1,100	12,238
Japan Metropolitan Fund Invest REIT	4	2,665
Japan Post Bank Co. Ltd.	200	2,056
Japan Post Holdings Co. Ltd.	1,600	15,552
Japan Post Insurance Co. Ltd.	100	2,010
Japan Real Estate Investment Corp. REIT	4	3,174
Japan Tobacco, Inc.	500	15,404
JFE Holdings, Inc.	800	9,317
Kajima Corp.	200	4,776
Kansai Electric Power Co., Inc.	500	6,160
Kansai Paint Co. Ltd.	100	1,507
Kao Corp.	200	8,564
Kawasaki Heavy Industries Ltd.	100	5,965
Kawasaki Kisen Kaisha Ltd.	200	2,743
KDDI Corp.	2,100	37,220
Keio Corp.	100	2,720
Keisei Electric Railway Co. Ltd.	200	2,072
Kewpie Corp.	100	2,275
Keyence Corp.	100	41,809
Kikkoman Corp.	900	8,810
Kintetsu Group Holdings Co. Ltd.	100	2,153
Kirin Holdings Co. Ltd.	400	6,051
Kobe Bussan Co. Ltd.	100	3,056
Koito Manufacturing Co. Ltd.	100	1,211
Kokusai Electric Corp.	100	1,847
Komatsu Ltd.	400	11,568
Konami Group Corp.	100	14,282
Kubota Corp.	900	10,458
Kuraray Co. Ltd.	200	2,336
Kurita Water Industries Ltd.	100	3,311
Kyocera Corp.	700	8,296
Kyowa Kirin Co. Ltd.	200	3,123
Kyushu Electric Power Co., Inc.	200	1,783
Kyushu Railway Co.	100	2,588
Lixil Corp.	600	7,070
LY Corp.	1,900	7,186
M3, Inc.	200	2,507
Makita Corp.	100	2,924

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont'd)
Marubeni Corp.	900	$15,956
Marui Group Co. Ltd.	100	1,991
MatsukiyoCocokara & Co.	100	1,836
Mazda Motor Corp.	300	1,794
McDonald's Holdings Co. Japan Ltd.	100	4,228
Mebuki Financial Group, Inc.	1,700	8,306
Medipal Holdings Corp.	100	1,695
MEIJI Holdings Co. Ltd.	200	4,917
Minebea Mitsumi, Inc.	200	2,931
MISUMI Group, Inc.	100	1,401
Mitsubishi Chemical Group Corp.	800	3,889
Mitsubishi Corp.	2,200	41,770
Mitsubishi Electric Corp.	1,000	19,345
Mitsubishi Estate Co. Ltd.	600	10,540
Mitsubishi Gas Chemical Co., Inc.	100	1,524
Mitsubishi HC Capital, Inc.	500	3,537
Mitsubishi Heavy Industries Ltd.	2,200	43,368
Mitsubishi Motors Corp.	300	831
Mitsubishi UFJ Financial Group, Inc.	6,800	85,674
Mitsui & Co. Ltd.	1,800	36,398
Mitsui Chemicals, Inc.	100	2,197
Mitsui Fudosan Co. Ltd.	2,000	19,821
Mitsui OSK Lines Ltd.	200	6,661
Mizuho Financial Group, Inc.	1,500	37,504
MonotaRO Co. Ltd.	100	1,923
MS&AD Insurance Group Holdings, Inc.	700	15,911
Murata Manufacturing Co. Ltd.	1,400	19,945
NEC Corp.	700	17,040
Nexon Co. Ltd.	300	4,707
NGK Insulators Ltd.	600	7,404
Nichirei Corp.	100	1,372
NIDEC Corp.	500	8,886
Nikon Corp.	200	1,923
Nintendo Co. Ltd.	700	58,114
Nippon Building Fund, Inc. REIT	9	8,354
Nippon Express Holdings, Inc.	100	1,786
Nippon Paint Holdings Co. Ltd.	500	3,809
Nippon Prologis, Inc. REIT	1	1,654
Nippon Sanso Holdings Corp.	100	3,200
Nippon Steel Corp.	600	12,629
Nippon Telegraph & Telephone Corp.	35,300	36,898
Nippon Television Holdings, Inc.	100	2,316
Nippon Yusen KK	300	9,802
Nissan Chemical Corp.	100	2,925
Nissan Motor Co. Ltd. (b)	1,100	2,619
Nisshin Seifun Group, Inc.	200	2,580
Nissin Foods Holdings Co. Ltd.	100	2,205
Niterra Co. Ltd.	100	3,114
Nitori Holdings Co. Ltd.	100	11,898
Nitto Denko Corp.	400	7,031
Nomura Holdings, Inc.	2,100	11,704
Nomura Real Estate Holdings, Inc.	300	1,784
	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	2	$1,991
Nomura Research Institute Ltd.	200	7,574
NTT Data Group Corp.	300	5,958
Obayashi Corp.	300	4,655
Obic Co. Ltd.	200	7,002
Odakyu Electric Railway Co. Ltd.	200	2,208
Oji Holdings Corp.	1,200	5,665
Olympus Corp.	1,100	14,413
Omron Corp.	100	2,969
Ono Pharmaceutical Co. Ltd.	200	2,302
Open House Group Co. Ltd.	100	4,434
Oriental Land Co. Ltd.	500	10,590
ORIX Corp.	600	12,036
Orix J-Reit, Inc. REIT	2	2,519
Osaka Gas Co. Ltd.	300	7,607
Otsuka Corp.	100	2,218
Otsuka Holdings Co. Ltd.	200	9,750
Pan Pacific International Holdings Corp.	200	6,158
Panasonic Holdings Corp.	1,200	13,759
Persol Holdings Co. Ltd.	900	1,630
Rakuten Group, Inc. (b)	800	4,717
Recruit Holdings Co. Ltd.	900	49,874
Renesas Electronics Corp.	900	10,562
Resona Holdings, Inc.	1,200	9,626
Resonac Holdings Corp.	100	1,819
Ricoh Co. Ltd.	300	3,155
Rohm Co. Ltd.	200	1,821
Rohto Pharmaceutical Co. Ltd.	100	1,673
Ryohin Keikaku Co. Ltd.	100	3,380
Sanrio Co. Ltd.	100	3,985
Santen Pharmaceutical Co. Ltd.	200	2,026
Sanwa Holdings Corp.	100	3,282
SBI Holdings, Inc.	100	2,629
SCREEN Holdings Co. Ltd.	100	6,650
SCSK Corp.	100	2,616
Secom Co. Ltd.	200	7,354
Sega Sammy Holdings, Inc.	100	2,099
Seibu Holdings, Inc.	100	2,417
Seiko Epson Corp.	100	1,387
Sekisui Chemical Co. Ltd.	200	3,495
Sekisui House Ltd.	400	9,196
Seven & i Holdings Co. Ltd.	1,700	25,025
SG Holdings Co. Ltd.	200	2,106
Sharp Corp. (b)	200	1,186
Shimadzu Corp.	200	5,119
Shimamura Co. Ltd.	100	6,654
Shimano, Inc.	100	14,089
Shimizu Corp.	300	3,205
Shin-Etsu Chemical Co. Ltd.	1,000	30,431
Shionogi & Co. Ltd.	400	6,720
Shiseido Co. Ltd.	200	3,288
Shizuoka Financial Group, Inc.	200	2,223
SMC Corp.	28	9,062

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Japan (cont'd)
SoftBank Corp.	16,600	$25,120
SoftBank Group Corp.	600	30,342
Sohgo Security Services Co. Ltd.	200	1,581
Sojitz Corp.	100	2,366
Sompo Holdings, Inc.	500	16,386
Sony Group Corp.	3,700	97,616
Square Enix Holdings Co. Ltd.	100	5,782
Stanley Electric Co. Ltd.	100	1,874
Subaru Corp.	300	5,432
Sugi Holdings Co. Ltd.	100	2,101
SUMCO Corp.	200	1,379
Sumitomo Chemical Co. Ltd.	800	1,934
Sumitomo Corp.	600	14,650
Sumitomo Electric Industries Ltd.	400	6,429
Sumitomo Forestry Co. Ltd.	100	2,879
Sumitomo Heavy Industries Ltd.	100	2,082
Sumitomo Metal Mining Co. Ltd.	200	4,437
Sumitomo Mitsui Financial Group, Inc.	2,400	57,257
Sumitomo Mitsui Trust Group, Inc.	400	9,896
Sumitomo Realty & Development Co. Ltd.	300	11,174
Sumitomo Rubber Industries Ltd.	100	1,259
Suntory Beverage & Food Ltd.	100	3,494
Suzuki Motor Corp.	900	10,785
Sysmex Corp.	200	3,713
T&D Holdings, Inc.	300	6,384
Taisei Corp.	100	5,422
Takeda Pharmaceutical Co. Ltd.	900	27,224
TDK Corp.	1,600	17,074
Terumo Corp.	800	15,313
TIS, Inc.	100	2,886
Tobu Railway Co. Ltd.	100	1,825
Toho Co. Ltd.	100	5,709
Tohoku Electric Power Co., Inc.	200	1,437
Tokio Marine Holdings, Inc.	1,200	48,099
Tokyo Century Corp.	100	1,053
Tokyo Electric Power Co. Holdings, Inc. (b)	800	2,447
Tokyo Electron Ltd.	246	36,629
Tokyo Gas Co. Ltd.	200	6,645
Tokyo Metro Co. Ltd.	500	6,336
Tokyu Corp.	300	3,638
Tokyu Fudosan Holdings Corp.	300	2,101
TOPPAN Holdings, Inc.	200	5,615
Toray Industries, Inc.	1,300	8,302
Tosoh Corp.	200	2,819
TOTO Ltd.	100	2,637
Toyota Industries Corp.	90	10,555
Toyota Motor Corp.	6,900	131,786
Toyota Tsusho Corp.	400	7,949
Trend Micro, Inc.	46	3,301
Unicharm Corp.	1,200	11,142
United Urban Investment Corp. REIT	1	1,052
USS Co. Ltd.	200	1,994
	Shares	Value
West Japan Railway Co.	200	$4,207
Yakult Honsha Co. Ltd.	200	4,108
Yamada Holdings Co. Ltd.	400	1,289
Yamaha Corp.	200	1,462
Yamaha Motor Co. Ltd.	400	3,142
Yamato Holdings Co. Ltd.	200	2,840
Yaskawa Electric Corp.	100	2,107
Yokogawa Electric Corp.	100	2,164
Yokohama Rubber Co. Ltd.	100	2,186
ZOZO, Inc.	200	2,031
		2,704,328
Luxembourg (0.0%)‡
Zabka Group SA (b)	396	2,260
Mexico (0.0%)‡
Fresnillo PLC	94	1,260
Netherlands (3.5%)
Adyen NV (b)	18	29,128
AerCap Holdings NV	99	10,494
ASM International NV	37	18,085
ASML Holding NV	235	157,319
Coca-Cola Europacific Partners PLC	156	14,155
CVC Capital Partners PLC (b)	340	6,067
DSM-Firmenich AG	138	14,991
EXOR NV	50	4,721
Heineken Holding NV	131	10,243
Heineken NV	151	13,517
ING Groep NV	1,930	37,479
InPost SA (b)	126	2,128
Koninklijke Ahold Delhaize NV	570	23,404
Koninklijke KPN NV	1,717	7,987
Koninklijke Philips NV	420	10,660
Prosus NV	890	41,727
Universal Music Group NV	525	15,438
Wolters Kluwer NV	144	25,424
		442,967
New Zealand (0.2%)
a2 Milk Co. Ltd.	357	1,858
Auckland International Airport Ltd.	798	3,565
Contact Energy Ltd.	415	2,186
Fisher & Paykel Healthcare Corp. Ltd.	292	5,891
Infratil Ltd.	484	3,034
Mainfreight Ltd.	44	1,452
Mercury NZ Ltd.	347	1,151
Meridian Energy Ltd.	672	2,188
Spark New Zealand Ltd.	441	546
		21,871
Norway (0.6%)
Aker ASA, Class A	12	696
Aker BP ASA	161	3,456
AutoStore Holdings Ltd. (b)	741	334
DNB Bank ASA	431	10,774
Equinor ASA	458	10,367

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Norway (cont'd)
Frontline PLC	180	$3,035
Gjensidige Forsikring ASA	95	2,223
Kongsberg Gruppen ASA	44	7,089
Leroy Seafood Group ASA	141	618
Mowi ASA	233	4,272
Nordic Semiconductor ASA (b)	86	862
Norsk Hydro ASA	1,238	6,567
Opera Ltd. ADR	47	802
Orkla ASA	501	5,587
Salmar ASA	45	2,224
Schibsted ASA, Class A	52	1,583
Schibsted ASA, Class B Class B	48	1,386
SpareBank 1 Sor-Norge ASA	109	1,739
Storebrand ASA	214	2,584
Telenor ASA	508	7,630
TOMRA Systems ASA (b)	158	2,493
Var Energi ASA	461	1,268
Wallenius Wilhelmsen ASA	84	609
Yara International ASA	81	2,629
		80,827
Poland (0.4%)
Allegro.eu SA (b)	329	2,887
Bank Polska Kasa Opieki SA (b)	146	7,318
Budimex SA	6	1,008
CCC SA (b)	24	1,388
CD Projekt SA	37	2,291
Dino Polska SA (b)	25	3,505
KGHM Polska Miedz SA	72	2,298
mBank SA (b)	7	1,525
ORLEN SA	306	5,526
PGE Polska Grupa Energetyczna SA (b)	462	1,009
Powszechna Kasa Oszczednosci Bank Polski SA	452	8,690
Powszechny Zaklad Ubezpieczen SA	299	4,665
Santander Bank Polska SA	46	7,075
		49,185
Portugal (0.2%)
Banco Comercial Portugues SA, Class R	3,857	2,467
EDP Renovaveis SA	157	1,470
EDP SA	3,190	12,574
Galp Energia SGPS SA	220	3,409
Jeronimo Martins SGPS SA	144	3,485
Navigator Co. SA	146	554
		23,959
Singapore (1.5%)
CapitaLand Ascendas REIT	1,900	3,871
CapitaLand Integrated Commercial Trust REIT	2,600	4,279
CapitaLand Investment Ltd.	1,200	2,529
DBS Group Holdings Ltd.	1,200	38,987
Genting Singapore Ltd.	3,000	1,701
Grab Holdings Ltd., Class A (b)	1,224	5,973
Keppel Ltd.	800	4,022
Mapletree Industrial Trust REIT	1,100	1,702
	Shares	Value
Mapletree Logistics Trust REIT	1,200	$1,033
Mapletree Pan Asia Commercial Trust REIT	600	562
Oversea-Chinese Banking Corp. Ltd.	1,700	21,039
SATS Ltd.	300	647
Sea Ltd. ADR (b)	233	31,234
Seatrium Ltd. (b)	2,900	4,259
Sembcorp Industries Ltd.	500	2,529
Singapore Airlines Ltd.	1,200	6,158
Singapore Exchange Ltd.	400	4,400
Singapore Technologies Engineering Ltd.	800	4,543
Singapore Telecommunications Ltd.	6,000	17,359
United Overseas Bank Ltd.	800	21,247
UOL Group Ltd.	200	885
Venture Corp. Ltd.	200	1,775
Wilmar International Ltd.	1,300	3,049
Yangzijiang Shipbuilding Holdings Ltd. (b)	1,400	2,398
		186,181
Spain (2.6%)
ACS Actividades de Construccion y Servicios SA	134	8,396
Aena SME SA	38	9,546
Amadeus IT Group SA	304	23,929
Banco Bilbao Vizcaya Argentaria SA	3,383	46,429
Banco Santander SA	8,918	62,790
CaixaBank SA	1,840	14,102
Cellnex Telecom SA	300	12,141
Endesa SA	166	4,985
Ferrovial SE	405	19,757
Iberdrola SA	3,476	62,658
Industria de Diseno Textil SA	687	36,943
Naturgy Energy Group SA	56	1,668
Redeia Corp. SA	213	4,467
Repsol SA	619	7,567
Telefonica SA	2,677	13,752
		329,130
Sweden (2.9%)
AAK AB	92	2,406
AddTech AB, Class B	126	4,239
Alfa Laval AB	149	6,180
Assa Abloy AB, Class B	644	19,548
Atlas Copco AB, Class A	2,414	36,105
Avanza Bank Holding AB	62	2,060
Axfood AB	57	1,594
Beijer Ref AB, Class B	216	3,295
Boliden AB (b)	141	4,320
Castellum AB (b)	214	2,604
Epiroc AB, Class A	526	10,978
EQT AB	263	7,600
Essity AB, Class B	317	9,167
Evolution AB (b)	127	8,798
Fastighets AB Balder, Class B (b)	351	2,523
Getinge AB, Class B	115	2,223
H & M Hennes & Mauritz AB, Class B	290	4,202
Hexagon AB, Class B	1,698	16,526

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
Sweden (cont'd)
Holmen AB, Class B	47	$1,858
Husqvarna AB, Class B	203	944
Industrivarden AB, Class A	127	4,461
Indutrade AB	140	3,788
Investment AB Latour, Class B	71	1,916
Investor AB, Class A	1,453	43,089
L E Lundbergforetagen AB, Class B	24	1,266
Lifco AB, Class B	235	9,098
Nibe Industrier AB, Class B	776	3,309
Saab AB, Class B	162	7,544
Sagax AB, Class B	112	2,546
Sandvik AB	551	11,375
Securitas AB, Class B	265	4,199
Skandinaviska Enskilda Banken AB, Class A	1,259	19,977
Skanska AB, Class B	430	9,992
SKF AB, Class B	196	3,842
SSAB AB, Class A	416	2,597
Svenska Cellulosa AB SCA, Class B	315	4,073
Svenska Handelsbanken AB, Class A	770	10,302
Sweco AB, Class B	95	1,671
Swedbank AB, Class A	697	17,400
Swedish Orphan Biovitrum AB (b)	121	3,680
Tele2 AB, Class B	284	4,190
Telefonaktiebolaget LM Ericsson, Class B	1,781	15,045
Telia Co. AB	1,187	4,459
Thule Group AB	57	1,299
Trelleborg AB, Class B	110	3,793
Volvo AB, Class A	1,009	27,438
Volvo Car AB, Class B (b)	305	520
		370,039
Switzerland (7.7%)
ABB Ltd. (Registered)	934	49,325
Alcon AG	310	30,120
Chocoladefabriken Lindt & Spruengli AG	1	14,574
Cie Financiere Richemont SA, Class A (Registered)	323	57,076
Galderma Group AG	44	5,110
Geberit AG (Registered)	17	11,776
Givaudan SA (Registered)	5	24,122
Holcim AG	319	35,648
Kuehne & Nagel International AG (Registered)	27	6,218
Lonza Group AG (Registered)	45	32,333
Nestle SA (Registered)	1,599	170,193
Novartis AG (Registered)	1,143	130,367
Partners Group Holding AG	16	20,964
Roche Holding AG	461	151,409
Schindler Holding AG	22	8,046
Schindler Holding AG (Registered)	10	3,546
SGS SA (Registered)	79	7,715
Sika AG (Registered)	80	19,993
Straumann Holding AG (Registered) (b)	70	8,536
Swatch Group AG	15	2,603
Swatch Group AG (Registered)	28	973
	Shares	Value
Swiss Life Holding AG (Registered)	15	$14,977
Swiss Re AG	197	35,362
Swisscom AG (Registered)	13	8,670
UBS Group AG (Registered)	1,940	58,889
Zurich Insurance Group AG	91	64,544
		973,089
United Kingdom (12.7%)
3i Group PLC	555	31,463
Admiral Group PLC	123	5,350
Anglo American PLC	749	20,446
Antofagasta PLC	182	3,994
Ashtead Group PLC	347	18,576
Associated British Foods PLC	159	4,383
AstraZeneca PLC	915	131,089
Auto Trader Group PLC	463	5,202
Aviva PLC	1,409	10,557
B&M European Value Retail SA	491	2,208
BAE Systems PLC	1,862	43,166
Barclays PLC	9,687	38,590
Barratt Redrow PLC	711	4,432
Berkeley Group Holdings PLC	52	2,899
BP PLC	9,588	44,272
British American Tobacco PLC	1,209	52,662
BT Group PLC	3,162	7,339
Bunzl PLC	174	5,468
Centrica PLC	2,676	5,729
Compass Group PLC	1,057	35,637
ConvaTec Group PLC	870	3,025
Croda International PLC	68	2,684
DCC PLC	52	3,399
Diageo PLC	1,404	39,425
Entain PLC	336	2,872
Experian PLC	580	28,856
Glencore PLC (b)	4,837	15,859
GSK PLC	2,675	52,919
Haleon PLC	5,314	26,739
Halma PLC	198	7,308
Hikma Pharmaceuticals PLC	84	2,226
HSBC Holdings PLC	11,177	124,594
Imperial Brands PLC	480	19,696
Informa PLC	700	6,838
InterContinental Hotels Group PLC	78	8,323
Intermediate Capital Group PLC	152	3,823
International Consolidated Airlines Group SA	2,515	8,738
Intertek Group PLC	85	5,220
J Sainsbury PLC	922	3,277
JD Sports Fashion PLC	1,296	1,364
Kingfisher PLC	954	3,667
Land Securities Group PLC REIT	392	3,106
Legal & General Group PLC	4,471	14,080
Lloyds Banking Group PLC	36,897	36,250
London Stock Exchange Group PLC	267	41,575
M&G PLC	1,266	3,513

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee International Index Fund

	Shares	Value
United Kingdom (cont'd)
Marks & Spencer Group PLC	1,062	$5,519
Melrose Industries PLC	671	3,901
Mondi PLC	233	3,537
National Grid PLC	3,029	43,721
NatWest Group PLC	4,982	32,046
Next PLC	61	10,064
Pearson PLC	337	5,403
Phoenix Group Holdings PLC	395	3,160
Prudential PLC	1,708	18,161
Reckitt Benckiser Group PLC	434	28,013
RELX PLC	1,116	60,906
Rentokil Initial PLC	1,328	6,084
Rightmove PLC	412	4,069
Rio Tinto PLC	668	39,806
Rolls-Royce Holdings PLC	5,283	53,477
Sage Group PLC	528	8,754
Schroders PLC	418	1,842
Segro PLC REIT	652	5,931
Severn Trent PLC	139	5,170
Shell PLC	3,865	124,730
Smith & Nephew PLC	460	6,473
Smiths Group PLC	181	4,510
Spirax Group PLC	38	2,995
SSE PLC	580	13,077
Standard Chartered PLC	1,204	17,341
Taylor Wimpey PLC	1,862	2,926
Tesco PLC	4,844	23,973
Unilever PLC	1,470	93,595
United Utilities Group PLC	359	5,397
Vodafone Group PLC	10,794	10,607
Weir Group PLC	137	4,130
Whitbread PLC	93	3,230
Wise PLC, Class A (b)	356	4,669
WPP PLC	567	4,396
		1,604,451
United States (0.6%)
ICON PLC ADR (b)	61	9,238
NXP Semiconductors NV	167	30,780
Waste Connections, Inc.	167	32,982
		73,000
Total Common Stocks (Cost $11,503,366)		12,340,686
Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.26% (See Note E) (Cost $648,526)	648,526	648,526
Total Investments (103.0%) (Cost $12,151,892) (d)(e)		12,989,212
Liabilities in Excess of Other Assets (–3.0%)		(375,179)
Net Assets (100.0%)		$12,614,033

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  Security trades on the Hong Kong exchange.

(d)  The fair value and percentage of net assets, $10,748,626 and 85.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $855,700 and the aggregate gross unrealized depreciation is $18,380, resulting in net unrealized appreciation of $837,320.

ADR  American Depositary Receipt.

CPI  Consumer Price Index.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	68.8%
Banks	13.5
Pharmaceuticals	6.8
Insurance	5.9
Short-Term Investments	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee Municipal Bond Index Fund

	Face Amount	Value
Municipal Bonds (96.8%)
Education (13.3%)
Board of Regents of the University of Texas System 5.00%, 8/15/31	$155,000	$171,906
Illinois Finance Authority 5.00%, 4/1/31	300,000	326,707
Ohio Higher Educational Facility Commission (Kenyon College 2023) 5.00%, 7/1/36	200,000	214,917
University of Arkansas 5.00%, 9/1/28	240,000	255,084
University of Houston, TX 5.00%, 2/15/32	210,000	231,180
University of Maine System 5.00%, 3/1/28	200,000	209,679
		1,409,473
Electric Utilities (4.5%)
Lower Colorado River Authority, TX 5.00%, 5/15/31	145,000	158,612
San Antonio Texas Electric and Gas Systems Revenue 5.00%, 2/1/30	300,000	322,978
		481,590
General Obligations (39.0%)
Abilene, TX (Taylor and Jones Counties) 5.00%, 2/15/32	115,000	126,451
Angleton Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/38	250,000	270,854
Baltimore, MD (Consolidated Public Improvement) 2.00%, 10/15/35	195,000	153,188
Bethlehem Area School District, PA (State Aid Withholding) 5.00%, 11/15/29	190,000	203,615
Celina Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/38	165,000	180,988
Commonwealth of Massachusetts, (General Obligation Refunding Bonds) 5.00%, 3/1/39	220,000	240,954
Commonwealth of Pennsylvania, (Bid Group A) 5.00%, 9/1/32	110,000	122,812
Connecticut, (Sustainable Bonds) 5.00%, 7/15/30	245,000	266,823
Cypress-Fairbanks Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/32	145,000	161,113
Everett, WA (Lift Projects) 5.00%, 6/1/30	200,000	216,974
Lake County School District No. 112 North Shore, IL 5.00%, 12/1/33	115,000	128,081
Maryland, (Bidding Group 3) 5.00%, 6/1/37	220,000	245,392
Memphis, TN (Tennessee General Improvement Bonds) 5.00%, 4/1/39	170,000	183,346
	Face Amount	Value
New York City 5.00%, 3/1/33	$135,000	$150,206
4.00%, 3/1/41	250,000	235,911
Oakland Park, FL 5.00%, 2/1/32	240,000	258,477
Prosper Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/32	125,000	137,050
5.00%, 2/15/36	300,000	332,667
Three Rivers Independent School District, TX (PSF Guaranteed) 5.00%, 2/15/26	200,000	202,965
Warren Consolidated Schools, MI (SBLF) 5.00%, 5/1/26	130,000	132,531
Washington, (Various Purpose General Obligation Refunding Bonds) 5.00%, 8/1/26	180,000	184,552
		4,134,950
Hospital (5.7%)
Maricopa County Industrial Development Authority, AZ 5.00%, 9/1/28	110,000	115,841
Michigan Finance Authority 5.00%, 12/1/29	225,000	240,558
Oregon Health and Science University 5.00%, 7/1/27	235,000	243,864
		600,263
Insured — General Obligations (1.7%)
North Olmsted City School District, OH (AGM) 5.00%, 10/15/27	170,000	177,417
Lease Revenue/Certificates of Participation (7.3%)
California State Public Works Board (Various Capital) 5.00%, 9/1/37	200,000	221,698
Colorado, (Rural Colorado), 4.00%, 12/15/34	225,000	225,637
5.00%, 12/15/31	125,000	138,033
Community College District of Central Southwest Missouri 5.00%, 3/1/28	185,000	193,748
		779,116
Special Tax Revenue (13.8%)
County of Clark, NV 5.00%, 7/1/33	285,000	318,409
Empire State Development Corp., NY 5.00%, 3/15/38	200,000	217,918
Grand Junction, CO 5.00%, 3/1/31	100,000	109,520
Greater Texas Cultural Education Facilities Finance Corp. 4.00%, 3/1/40	200,000	188,177
New York City Transitional Finance Authority 5.00%, 5/1/40	215,000	231,111

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee Municipal Bond Index Fund

	Face Amount	Value
Special Tax Revenue (cont'd)
New York State Dormitory Authority, 4.00%, 3/15/38 - 3/15/41	$285,000	$273,742
5.00%, 3/15/31	120,000	131,353
		1,470,230
Transportation (5.1%)
Central Texas Turnpike System 5.00%, 8/15/33	165,000	181,595
North Texas Tollway Authority 5.00%, 1/1/38	340,000	364,756
		546,351
Water and Sewer (6.4%)
Illinois Finance Authority 5.00%, 7/1/38	250,000	274,517
Ohio Water Development Authority 5.00%, 6/1/29	115,000	123,049
Ohio Water Development Authority Water Pollution Control Loan Fund 5.00%, 12/1/34	140,000	158,731
Texas Water Development Board 5.00%, 10/15/33	105,000	118,342
		674,639
Total Municipal Bonds (Cost $10,087,254)		10,274,029
	Shares
Short-Term Investment (2.0%)
Investment Company (2.0%)
BlackRock Liquidity Funds — MuniCash — Institutional Shares 2.70% (Cost $216,423)	216,423	216,423
Total Investments (98.8%) (Cost $10,303,677) (a)		10,490,452
Other Assets in Excess of Liabilities (1.2%)		123,735
Net Assets (100.0%)		$10,614,187

(a)  At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $186,775 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $186,775.

AGM  Assured Guaranty Municipal Corporation.

AID  Agency for International Development.

PSF  Permanent School Fund.

SBLF  Small Business Lending Fund.

Portfolio Composition

Classification	Percentage of Total Investments
General Obligations	39.4%
Special Tax Revenue	14.0
Education	13.5
Other*	8.4
Lease Revenue/Certificates of Participation	7.4
Water and Sewer	6.4
Hospital	5.7
Transportation	5.2
Total Investments	100.0%

*  Sectors and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments

E*TRADE No Fee U.S. Bond Index Fund

	Face Amount	Value
Fixed Income Securities (93.8%)
Corporate Bonds (32.8%)
Basic Materials (1.6%)
LYB International Finance III LLC,
5.50%, 3/1/34	$67,000	$65,180
Nutrien Ltd.,
4.90%, 3/27/28	49,000	49,733
Sherwin-Williams Co.,
2.95%, 8/15/29	65,000	60,849
		175,762
Communications (2.7%)
AT&T, Inc.,
3.10%, 2/1/43	114,000	80,509
3.30%, 2/1/52	122,000	78,972
Cisco Systems, Inc.,
5.35%, 2/26/64	89,000	84,457
Comcast Corp.,
3.90%, 3/1/38	67,000	57,440
		301,378
Consumer, Cyclical (2.6%)
Lowe's Cos., Inc.,
3.35%, 4/1/27	101,000	99,253
3.65%, 4/5/29	101,000	97,973
Toyota Motor Credit Corp.,
4.70%, 1/12/33	86,000	85,686
		282,912
Consumer, Non-Cyclical (4.8%)
AbbVie, Inc.,
5.50%, 3/15/64	79,000	76,001
Amgen, Inc.,
2.77%, 9/1/53	132,000	76,118
4.20%, 3/1/33	132,000	125,062
General Mills, Inc.,
5.25%, 1/30/35	110,000	109,956
Stryker Corp.,
1.95%, 6/15/30	159,000	140,648
		527,785
Energy (1.7%)
Equinor ASA,
3.95%, 5/15/43	50,000	40,602
Kinder Morgan, Inc.,
5.20%, 3/1/48	121,000	104,853
Williams Cos., Inc.,
5.65%, 3/15/33	44,000	45,014
		190,469
Finance (11.0%)
Bank of America Corp.,
MTN
2.55%, 2/4/28	90,000	87,097
4.95%, 7/22/28	85,000	85,922
	Face Amount	Value
Capital One Financial Corp.,
5.88%, 7/26/35	$115,000	$116,439
Charles Schwab Corp.,
5.85%, 5/19/34	75,000	78,408
Citigroup, Inc.,
2.57%, 6/3/31	94,000	84,205
2.67%, 1/29/31	92,000	83,587
Essex Portfolio LP,
5.50%, 4/1/34	116,000	116,702
Goldman Sachs Group, Inc.,
2.91%, 7/21/42	107,000	74,320
6.56%, 10/24/34	71,000	77,388
JPMorgan Chase & Co.,
5.04%, 1/23/28	85,000	85,845
6.07%, 10/22/27	83,000	85,104
Truist Financial Corp.,
MTN
6.12%, 10/28/33	74,000	77,419
Wells Fargo & Co.,
MTN
2.57%, 2/11/31	93,000	84,297
4.61%, 4/25/53	87,000	72,106
		1,208,839
Industrials (2.2%)
CSX Corp.,
5.05%, 6/15/35	67,000	66,896
General Dynamics Corp.,
2.85%, 6/1/41	118,000	85,017
RTX Corp.,
1.90%, 9/1/31	111,000	94,005
		245,918
Technology (3.6%)
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	119,000	120,409
Fiserv, Inc.,
4.20%, 10/1/28	110,000	109,086
Intel Corp.,
5.05%, 8/5/62	99,000	77,676
5.20%, 2/10/33	95,000	93,384
		400,555
Utilities (2.6%)
Duke Energy Carolinas LLC,
5.40%, 1/15/54	80,000	76,366
Duke Energy Indiana LLC,
5.40%, 4/1/53	82,000	76,625
Southern Co.,
4.85%, 6/15/28	133,000	135,253
		288,244
		3,621,862

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

E*TRADE No Fee U.S. Bond Index Fund

	Face Amount	Value
U.S. Agency Securities (4.8%)
Federal Home Loan Bank,
4.00%, 3/10/27	$160,000	$161,166
Federal National Mortgage Association,
0.75%, 10/8/27	216,000	201,677
0.88%, 8/5/30	190,000	162,892
		525,735
U.S. Treasury Securities (56.2%)
U.S. Treasury Bond,
2.75%, 8/15/47	138,000	99,444
3.00%, 2/15/49	790,000	588,226
3.38%, 11/15/48	727,000	580,989
U.S. Treasury Notes,
0.50%, 4/30/27	626,000	588,905
1.25%, 4/30/28	779,000	727,559
1.63%, 10/31/26	751,000	728,470
3.75%, 12/31/28	743,000	745,815
4.00%, 1/31/29	689,000	697,532
4.25%, 6/30/31	859,000	877,052
4.38%, 5/15/34	553,000	563,725
		6,197,717
Total Fixed Income Securities (Cost $10,154,713)		10,345,314
	Shares
Short-Term Investments (4.6%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.26% (See Note E) (Cost $480,125)	480,125	480,125
	Face Amount
U.S. Treasury Security (0.3%)
U.S. Treasury Bill,
4.30%, 7/3/25 (a) (Cost $31,765)	$32,000	31,765
Total Short-Term Investments (Cost $511,890)		511,890
Total Investments (98.4%) (Cost $10,666,603) (b)		10,857,204
Other Assets in Excess of Liabilities (1.6%)		172,613
Net Assets (100.0%)		$11,029,817

(a)  Rate shown is the yield to maturity at April 30, 2025.

(b)  At April 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $190,890 and the aggregate gross unrealized depreciation is $289, resulting in net unrealized appreciation of $190,601.

MTN  Medium Term Note.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	57.1%
Corporate Bonds	33.4
Other*	9.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Assets and Liabilities

	E*TRADE No Fee Large Cap Index Fund	E*TRADE No Fee Total Market Index Fund	E*TRADE No Fee International Index Fund
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$7,337,215	$11,708,256	$11,503,366
Investments in Securities of Affiliated Issuers, at Cost	432,041	217,072	648,526
Total Investments in Securities, at Cost	7,769,256	11,925,328	12,151,892
Investments in Securities of Unaffiliated Issuers, at Value	7,583,646	12,145,710	12,340,686
Investments in Securities of Affiliated Issuers, at Value	432,992	218,807	648,526
Total Investments in Securities, at Value	8,016,638	12,364,517	12,989,212
Foreign Currency, at Value (Cost of $—, $— and $13,317, respectively)	—	—	13,178
Receivable for Fund Shares Sold	96,103	355,479	82,388
Dividends Receivable	1,954	3,508	12,531
Receivable from Affiliate	494	430	1,894
Tax Reclaim Receivable	—	—	1,535
Total Assets	8,115,189	12,723,934	13,100,738
Liabilities:
Payable for Investments Purchased	372,707	128,982	484,674
Payable for Fund Shares Redeemed	50	51	2,031
Total Liabilities	372,757	129,033	486,705
Net Assets	$7,742,432	$12,594,901	$12,614,033
Net Assets Consist of:
Paid-in-Capital	$7,492,498	$12,151,487	$11,740,922
Total Distributable Earnings	249,934	443,414	873,111
Net Assets	$7,742,432	$12,594,901	$12,614,033
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized)	744,087	1,209,798	1,164,110
Net Asset Value, Offering and Redemption Price Per Share	$10.41	$10.41	$10.84

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Assets and Liabilities (cont'd)

	E*TRADE No Fee Municipal Bond Index Fund	E*TRADE No Fee U.S. Bond Index Fund
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$10,303,677	$10,186,478
Investments in Securities of Affiliated Issuers, at Cost	—	480,125
Total Investments in Securities, at Cost	10,303,677	10,666,603
Investments in Securities of Unaffiliated Issuers, at Value	10,490,452	10,377,079
Investments in Securities of Affiliated Issuers, at Value	—	480,125
Total Investments in Securities, at Value	10,490,452	10,857,204
Interest Receivable	113,853	94,471
Receivable for Fund Shares Sold	10,134	77,958
Receivable from Affiliate	—	587
Total Assets	10,614,439	11,030,220
Liabilities:
Payable for Fund Shares Redeemed	252	403
Total Liabilities	252	403
Net Assets	$10,614,187	$11,029,817
Net Assets Consist of:
Paid-in-Capital	$10,427,374	$10,839,251
Total Distributable Earnings	186,813	190,566
Net Assets	$10,614,187	$11,029,817
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized)	1,042,169	1,082,545
Net Asset Value, Offering and Redemption Price Per Share	$10.18	$10.19

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Operations

	E*TRADE No Fee Large Cap Index Fund	E*TRADE No Fee Total Market Index Fund	E*TRADE No Fee International Index Fund
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$2,058	$3,794	$21,651
Dividends from Securities of Affiliated Issuers	494	430	1,894
Less: Foreign Taxes Withheld	—	—	4,903
Total Investment Income	2,552	4,224	28,448
Realized Gain (Loss):
Investments Sold	—	1	(334)
Foreign Currency Transaction	—	—	7,435
Net Realized Gain	—	1	7,101
Change in Unrealized Appreciation (Depreciation):
Investments	246,431	437,454	837,320
Investments in Affiliates	951	1,735	—
Foreign Currency Translation	—	—	242
Net Change in Unrealized Appreciation (Depreciation)	247,382	439,189	837,562
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	247,382	439,190	844,663
Net Increase in Net Assets Resulting from Operations	$249,934	$443,414	$873,111

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Statements of Operations (cont'd)

	E*TRADE No Fee Municipal Bond Index Fund	E*TRADE No Fee U.S. Bond Index Fund
Investment Income:
Interest from Securities of Unaffiliated Issuers	$22,434	$21,690
Dividends from Securities of Affiliated Issuers	—	587
Total Investment Income	22,434	22,277
Change in Unrealized Appreciation (Depreciation):
Investments	186,775	190,601
Net Change in Unrealized Appreciation (Depreciation)	186,775	190,601
Net Increase in Net Assets Resulting from Operations	$209,209	$212,878

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Statements of Changes in Net Assets

	E*TRADE No Fee Large Cap Index Fund	E*TRADE No Fee Total Market Index Fund	E*TRADE No Fee International Index Fund
	Period from April 11, 2025(2) to April 30, 2025 (unaudited)	Period from April 11, 2025(2) to April 30, 2025 (unaudited)	Period from April 11, 2025(2) to April 30, 2025 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Investment Income	$2,552	$4,224	$28,448
Net Realized Gain	—	1	7,101
Net Change in Unrealized Appreciation (Depreciation)	247,382	439,189	837,562
Net Increase in Net Assets Resulting from Operations	249,934	443,414	873,111
Capital Share Transactions:(1)
Subscribed	7,495,049	12,171,757	11,748,600
Redeemed	(2,551)	(20,270)	(7,678)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,492,498	12,151,487	11,740,922
Total Increase in Net Assets	7,742,432	12,594,901	12,614,033
Net Assets:
Beginning of Period	—	—	—
End of Period	$7,742,432	$12,594,901	$12,614,033
(1) Capital Share Transactions:
Shares Subscribed	744,343	1,211,747	1,164,841
Shares Redeemed	(256)	(1,949)	(731)
Net Increase in Share Outstanding	744,087	1,209,798	1,164,110

(2)  Commencement of operations.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Statements of Changes in Net Assets (cont'd)

	E*TRADE No Fee Municipal Bond Index Fund	E*TRADE No Fee U.S. Bond Index Fund
	Period from April 11, 2025(2) to April 30, 2025 (unaudited)	Period from April 11, 2025(2) to April 30, 2025 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Investment Income	$22,434	$22,277
Net Change in Unrealized Appreciation (Depreciation)	186,775	190,601
Net Increase in Net Assets Resulting from Operations	209,209	212,878
Dividends and Distributions to Shareholders	(22,396)	(22,312)
Capital Share Transactions:(1)
Subscribed	10,405,735	10,833,054
Distributions Reinvested	22,396	22,312
Redeemed	(757)	(16,115)
Net Increase in Net Assets Resulting from Capital Share Transactions	10,427,374	10,839,251
Total Increase in Net Assets	10,614,187	11,029,817
Net Assets:
Beginning of Period	—	—
End of Period	$10,614,187	$11,029,817
(1) Capital Share Transactions:
Shares Subscribed	1,040,043	1,081,941
Shares Issued on Distributions Reinvested	2,200	2,190
Shares Redeemed	(74)	(1,586)
Net Increase in Share Outstanding	1,042,169	1,082,545

(2)  Commencement of operations.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

E*TRADE No Fee Large Cap Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to April 30, 2025 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.00	(3)
Net Realized and Unrealized Gain	0.41
Total from Investment Operations	0.41
Net Asset Value, End of Period	$10.41
Total Return	4.00	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,742
Ratio of Investment Income	0.61	%(5)
Portfolio Turnover Rate	0	%(4)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

E*TRADE No Fee Total Market Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to April 30, 2025 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.00	(3)
Net Realized and Unrealized Gain	0.41
Total from Investment Operations	0.41
Net Asset Value, End of Period	$10.41
Total Return	4.10	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,595
Ratio of Investment Income	0.63	%(5)
Portfolio Turnover Rate	0	%(4)(6)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

(6)  Amount is less than 0.5%.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

E*TRADE No Fee International Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to April 30, 2025 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.03
Net Realized and Unrealized Gain	0.81
Total from Investment Operations	0.84
Net Asset Value, End of Period	$10.84
Total Return	8.30	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,614
Ratio of Investment Income	4.14	%(4)
Portfolio Turnover Rate	0	%(3)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Not annualized.

(4)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

E*TRADE No Fee Municipal Bond Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to April 30, 2025 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.02
Net Realized and Unrealized Gain	0.18
Total from Investment Operations	0.20
Distributions from and/or in Excess of:
Investment Income	(0.02)
Net Asset Value, End of Period	$10.18
Total Return	2.02	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,614
Ratio of Investment Income	3.87	%(4)
Portfolio Turnover Rate	0	%(3)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Not annualized.

(4)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025

Financial Highlights

E*TRADE No Fee U.S. Bond Index Fund

Selected Per Share Data and Ratios	Period from April 11, 2025(1) to April 30, 2025 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Investment Income(2)	0.02
Net Realized and Unrealized Gain	0.19
Total from Investment Operations	0.21
Distributions from and/or in Excess of:
Investment Income	(0.02)
Net Asset Value, End of Period	$10.19
Total Return	2.11	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,030
Ratio of Investment Income	3.72	%(4)
Portfolio Turnover Rate	0	%(3)

(1)  Commencement of operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Not annualized.

(4)  Annualized.

The accompanying notes are an integral part of the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements

E*TRADE Trust (the "Trust") is an open-end, management investment company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 13, 2024 ("Declaration of Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is comprised of five separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds").

The Trust applies investment company accounting and reporting guidance Accounting Standard Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statement of Assets and Liabilities through the date of the financial statements were issued.

Fund Name	Fund Objective
E*TRADE No Fee Large Cap Index Fund	Seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of stocks of large capitalization U.S. companies.
E*TRADE No Fee Total Market Index Fund	Seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of a broad range of U.S. stocks.
E*TRADE No Fee International Index Fund	Seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of foreign developed stock markets.
E*TRADE No Fee Municipal Bond Index Fund	Seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.
E*TRADE No Fee U.S. Bond Index Fund	Seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.

A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Funds use

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions("spot contracts") and foreign exchange forward contracts("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Use of Estimates: The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

3.  Organization and Offering Costs: In accordance with the Agreement (as defined below), the Adviser has agreed to pay all the Trust's organizational and offering costs.

4.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including each Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2025:

E*TRADE No Fee Large Cap Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$158,780	$—	$—	$158,780
Air Freight & Logistics	20,057	—	—	20,057
Automobile Components	1,427	—	—	1,427
Automobiles	139,993	—	—	139,993
Banks	258,537	—	—	258,537
Beverages	94,354	—	—	94,354
Biotechnology	148,866	—	—	148,866
Broadline Retail	304,450	—	—	304,450
Building Products	38,073	—	—	38,073
Capital Markets	259,943	—	—	259,943
Chemicals	94,903	—	—	94,903
Commercial Services & Supplies	49,241	—	—	49,241
Communications Equipment	62,612	—	—	62,612
Construction & Engineering	9,645	—	—	9,645
Construction Materials	19,958	—	—	19,958
Consumer Finance	43,992	—	—	43,992
Consumer Staples Distribution & Retail	163,640	—	—	163,640
Containers & Packaging	12,340	—	—	12,340
Distributors	2,939	—	—	2,939
Diversified Telecommunication Services	61,944	—	—	61,944
Electric Utilities	118,978	—	—	118,978
Electrical Equipment	62,067	—	—	62,067
Electronic Equipment, Instruments & Components	45,521	—	—	45,521
Energy Equipment & Services	15,814	—	—	15,814
Entertainment	141,106	—	—	141,106
Financial Services	338,765	—	—	338,765
Food Products	46,182	—	—	46,182
Gas Utilities	4,498	—	—	4,498
Ground Transportation	70,640	—	—	70,640
Health Care Equipment & Supplies	179,910	—	—	179,910
Health Care Providers & Services	160,387	—	—	160,387
Health Care REITs	23,254	—	—	23,254
Health Care Technology	4,908	—	—	4,908
Hotels, Restaurants & Leisure	159,283	—	—	159,283
Household Durables	18,955	—	—	18,955
Household Products	86,890	—	—	86,890
Independent Power & Renewable Electricity Producers	6,741	—	—	6,741
Industrial Conglomerates	34,053	—	—	34,053
Industrial REITs	15,739	—	—	15,739
Information Technology Services	106,872	—	—	106,872
Insurance	170,805	—	—	170,805
Interactive Media & Services	474,805	—	—	474,805
Life Sciences Tools & Services	68,957	—	—	68,957
Machinery	114,595	—	—	114,595
Media	34,819	—	—	34,819
Metals & Mining	27,271	—	—	27,271
Multi-Utilities	50,867	—	—	50,867
Office REITs	1,020	—	—	1,020
Oil, Gas & Consumable Fuels	231,287	—	—	231,287
Passenger Airlines	9,929	—	—	9,929
Personal Care Products	9,284	—	—	9,284
Pharmaceuticals	268,551	—	—	268,551
Professional Services	57,797	—	—	57,797
Real Estate Management & Development	12,086	—	—	12,086
Residential REITs	20,123	—	—	20,123
Retail REITs	15,407	—	—	15,407
Semiconductors & Semiconductor Equipment	747,043	—	—	747,043
Software	825,396	—	—	825,396

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont'd)
Specialized REITs	$75,651	$676	$—	$76,327
Specialty Retail	149,537	—	—	149,537
Tech Hardware, Storage & Peripherals	524,450	—	—	524,450
Textiles, Apparel & Luxury Goods	17,631	—	—	17,631
Tobacco	58,551	—	—	58,551
Trading Companies & Distributors	28,113	—	—	28,113
Water Utilities	3,822	—	—	3,822
Wireless Telecommunication Services	18,768	—	—	18,768
Total Common Stocks	7,602,822	676	—	7,603,498
Short-Term Investment
Investment Company	413,140	—	—	413,140
Total Assets	$8,015,962	$676	$—	$8,016,638

E*TRADE No Fee Total Market Index Fund

Investment Type	Level 1 Unadjusted quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks	$12,173,156	(1)	$—	$—	$12,173,156
Rights	21		3	—	24
Short-Term Investment
Investment Company	191,337		—	—	191,337
Total Assets	$12,364,514		$3	$—	$12,364,517

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

E*TRADE No Fee International Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$4,203	$334,415	$—	$338,618
Air Freight & Logistics	—	62,406	—	62,406
Automobile Components	4,899	67,655	—	72,554
Automobiles	—	313,733	—	313,733
Banks	314,493	1,369,235	—	1,683,728
Beverages	14,155	155,238	—	169,393
Biotechnology	24,515	65,600	—	90,115
Broadline Retail	22,663	110,454	—	133,117
Building Products	9,451	106,863	—	116,314
Capital Markets	64,262	344,601	—	408,863
Chemicals	17,183	289,487	—	306,670
Commercial Services & Supplies	48,545	44,245	—	92,790
Communications Equipment	—	30,408	—	30,408
Construction & Engineering	17,319	109,775	—	127,094
Construction Materials	—	59,239	—	59,239
Consumer Finance	—	2,551	—	2,551
Consumer Staples Distribution & Retail	62,281	141,626	—	203,907
Containers & Packaging	3,971	2,025	—	5,996
Distributors	—	2,197	—	2,197
Diversified Consumer Services	—	5,403	—	5,403
Diversified REITs	—	25,891	—	25,891
Diversified Telecommunication Services	25,062	236,264	—	261,326
Electric Utilities	32,334	206,526	—	238,860
Electrical Equipment	4,459	217,663	—	222,122
Electronic Equipment, Instruments & Components	5,802	131,912	—	137,714
Energy Equipment & Services	—	4,052	—	4,052
Entertainment	36,943	105,785	—	142,728

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont'd)
Financial Services	$—	$133,871	$—	$133,871
Food Products	26,724	282,248	—	308,972
Gas Utilities	4,617	35,071	—	39,688
Ground Transportation	86,651	67,151	—	153,802
Health Care Equipment & Supplies	—	198,442	—	198,442
Health Care Providers & Services	—	28,070	—	28,070
Health Care Technology	—	6,319	—	6,319
Hotels, Restaurants & Leisure	10,052	122,224	—	132,276
Household Durables	—	144,261	—	144,261
Household Products	—	60,867	—	60,867
Independent Power & Renewable Electricity Producers	—	28,334	—	28,334
Industrial Conglomerates	—	217,241	—	217,241
Industrial REITs	—	45,550	—	45,550
Information Technology Services	89,872	86,983	—	176,855
Insurance	124,222	645,047	—	769,269
Interactive Media & Services	—	26,851	—	26,851
Leisure Products	—	29,375	—	29,375
Life Sciences Tools & Services	9,238	39,248	—	48,486
Machinery	4,252	324,369	—	328,621
Marine Transportation	768	31,816	—	32,584
Media	—	49,959	—	49,959
Metals & Mining	141,400	258,031	—	399,431
Multi-Utilities	7,446	103,481	—	110,927
Office REITs	—	16,738	—	16,738
Oil, Gas & Consumable Fuels	214,038	358,859	—	572,897
Paper & Forest Products	1,999	25,827	—	27,826
Passenger Airlines	2,929	40,953	—	43,882
Personal Care Products	—	179,914	—	179,914
Pharmaceuticals	—	891,602	—	891,602
Professional Services	13,770	192,199	—	205,969
Real Estate Management & Development	7,898	116,353	—	124,251
Residential REITs	2,657	—	—	2,657
Retail REITs	1,546	26,173	—	27,719
Semiconductors & Semiconductor Equipment	37,430	304,572	—	342,002
Software	73,037	244,606	—	317,643
Specialty Retail	—	116,352	—	116,352
Tech Hardware, Storage & Peripherals	—	28,884	—	28,884
Textiles, Apparel & Luxury Goods	3,318	259,365	—	262,683
Tobacco	—	87,762	—	87,762
Trading Companies & Distributors	10,494	199,333	—	209,827
Transportation Infrastructure	—	31,030	—	31,030
Water Utilities	—	10,567	—	10,567
Wireless Telecommunication Services	5,162	107,479	—	112,641
Total Common Stocks	1,592,060	10,748,626	—	12,340,686
Short-Term Investment
Investment Company	648,526	—	—	648,526
Total Assets	$2,240,586	$10,748,626	$—	$12,989,212

E*TRADE No Fee Municipal Bond Index Fund

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Municipal Bonds	$—	$10,274,029	$—	$10,274,029
Investment Company	216,423	—	—	216,423
Total Assets	$216,423	$10,274,029	$—	$10,490,452

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

E*TRADE No Fee U.S. Bond Index

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$3,621,862	$—	$3,621,862
U.S. Agency Securities	—	525,735	—	525,735
U.S. Treasury Securities	—	6,197,717	—	6,197,717
Total Fixed Income Securities	—	10,345,314	—	10,345,314
Short-Term Investments
Investment Company	480,125	—	—	480,125
U.S. Treasury Security	—	31,765	—	31,765
Total Short-Term Investments	480,125	31,765	—	511,890
Total Assets	$480,125	$10,377,079	$—	$10,857,204

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

5.  Foreign Currency Translation and Foreign Investments: The books and records of certain Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of certain Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually for E*Trade No Fee Large Cap Index Fund, E*Trade No Fee Total Market Index Fund, and E*Trade No Fee International Index Fund and declared

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

and paid monthly for E*Trade No Fee Municipal Bond Index Fund and E*Trade U.S. Bond Index Fund. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions and Income: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as a Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities.

9.  Segment Reporting: During the reporting period, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Funds' President has been designated as the Trust's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in each Fund's Financial Statements.

B. Fees and Other Transactions with Affiliates: The Adviser provides investment advice and portfolio management services pursuant to a Management Agreement (the "Agreement") and, subject to the supervision of the Trust's Board of Trustees, makes or oversees the Funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments. The Agreement was approved for an initial two-year period on March 13, 2025 and continues for successive one year periods, only if each renewal is specifically approved by the Trustees in accordance with the Act.

The Trustees of the Trust have approved a unitary management fee structure for each Fund. Under the unitary fee structure, the Adviser will not receive a management fee from the Fund and will pay all expenses of the Fund (including expenses of the Trust relating to the Fund), except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of each Fund's business.

The Adviser also provides administrative services to the Trust pursuant to an Administration Agreement. The Funds do not pay a fee to the Adviser for its services under the Administration Agreement. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.

Morgan Stanley Distribution, Inc. (the "Distributor") acts as the exclusive principal underwriter with respect to the continuous offering of each Fund's shares pursuant to the Distribution Agreement. The Distributor receives no compensation from the Funds for distributing shares of the Funds.

C. Sub-Administration and Custodian Services: Under an agreement between the Adviser and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Adviser pays State Street a fee from its own profits. The Adviser supervises and monitors the administrative and accounting services provided by State Street. State Street's services are also subject to the supervision of the Officers and Trustees of the Trust.

State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act.

D. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor and Distribution Solutions, Inc. ("SS&C GIDS").

E. Security Transactions and Transactions with Affiliates: Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Funds under the 1940 Act, including companies for which the Funds' holding represented 5% or more of the company's voting securities, and a series of the E* Trade Trust in which the Funds invested for cash

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

management purposes during the period. The Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser:

E*TRADE No Fee Large Cap Index Fund	Value October 31, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)		Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value April 30, 2025 (000)
Liquidity Fund	$—	$1,316	$903	$—	@	$—	$—	$413
Morgan Stanley	—	19	—	—		—	1	20
Total	$—	$1,335	$903	$—	@	$—	$1	$433
E*TRADE No Fee Total Market Index Fund
Liquidity Fund	$—	$700	$509	$—	@	$—	$—	$191
Morgan Stanley	—	26	—	—		—	2	28
Total	$—	$726	$509	$—	@	$—	$2	$219
E*TRADE No Fee International Index Fund
Liquidity Fund	$—	$9,619	$8,970	$2		$—	$—	$649
E*TRADE No Fee U.S. Bond Index Fund
Liquidity Fund	$—	$1,402	$922	$1		$—	$—	$480

@ Amount is less than $500.

For the For the six months ended April 30, 2025, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	Purchases		Sales
	Government (000)	Non-Government (000)	Government (000)	Non-Government (000)
E*TRADE No Fee Large Cap Index Fund	$—	$7,356	$—	$—
E*TRADE No Fee Total Market Index Fund	$—	$11,736	$—	$1
E*TRADE No Fee International Index Fund	$—	$11,470	$—	$—
E*TRADE No Fee Municipal Bond Index Fund	$—	$9,884	$—	$—
E*TRADE No Fee U.S. Bond Index Fund	$6,599	$3,551	$—	$—

Certain Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the period ended April 30, 2025, the Funds did not engage in any cross-trade transactions.

F. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, a Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. Each Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

G. Other: At April 30, 2025, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percent of Ownership
E*TRADE No Fee Large Cap Index Fund	32.0%
E*TRADE No Fee Total Market Index Fund	14.9
E*TRADE No Fee International Index Fund	13.5

H. Principal Risks:

Correlation to Index Risk. The Funds' performance may not match or correlate to that of the Index and the Funds' average duration may not match or correlate to the average duration of the Index. This may occur because of, among other things, transaction costs, the Funds' holding of cash, differences in accrual of interest, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, lack of correlation between the Funds' investments and each Fund's respective Index and imperfect correlation between the Funds' average duration and the average duration of each Fund's respective Index, rounding of share prices, changes to the composition of each Fund's respective Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to this risk. Unlike the Funds, the returns of the Indexes are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments and, accordingly, may cause each Fund's performance to be less than expected, or cause each Fund's duration to differ from the average duration of its respective Index. This risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. A Fund may be required to deviate its investments as compared to that of its Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Tracking Error. Tracking error risk refers to the risk that each Fund's performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transaction costs, the Funds' holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between each Fund's investments and its respective Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Funds' performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. A Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If a Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.

2025 Semi-Annual Report

April 30, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Index Related Risk. A Fund's return may not track the return of its respective Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund may incur operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

In addition, a Fund's return may differ from the return of its respective Index because of, among other things, pricing differences and the inability to purchase certain securities included in the Index due to regulatory or other restrictions. In addition, if a Fund uses a representative sampling approach (which is likely in connection with a Fund's initial launch), the Fund may not be as well correlated with the return of its respective Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that a Fund may not track the performance of its respective Index may be heightened during times of increased market volatility or other unusual market conditions.

Securities Lending. Each Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the Adviser, and the Adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the Adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Each Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so.

Market Risk. The value of an investment in each Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in each Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of each Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of each Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Funds, which may impair the ability of the Funds to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

2025 Semi-Annual Report

April 30, 2025

Investment Advisory Agreement Approval

E*TRADE No Fee Large Cap Index Fund
E*TRADE No Fee Total Market Index Fund
E*TRADE No Fee International Index Fund
E*TRADE No Fee Municipal Bond Index Fund
E*TRADE No Fee U.S. Bond Index Fund

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and/or fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits each Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to each Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of each Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of each of the Funds

Performance

The Board considered that the Adviser plans to arrange for a public offering of shares of each Fund to raise assets for investment and that the offering had not yet begun.

Performance Conclusion

With respect to each of the Funds, the Board concluded that, because each Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, performance was not a material factor for the Board to consider at the present time and that the Board would evaluate the performance of each Fund periodically following the commencement of operations.

Fees and Expenses

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed and considered that each Fund is not expected to pay the Adviser a management fee for its investment advisory and administrative services. The Board also noted that the Adviser or its affiliates will undertake to pay all expenses of each Fund, subject to limited exceptions. The Board considered that each Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund.

Fees and Expenses Conclusion

With respect to each of the Funds, the Board concluded that the proposed management fee rate and anticipated total expense ratio were reasonable in light of the services that the Fund and its shareholders will receive and the other factors considered.

2025 Semi-Annual Report

April 30, 2025

Investment Advisory Agreement Approval (cont'd)

Economies of Scale

The Board considered that because each Fund pays no management fee and the Adviser bears all expenses of each Fund, subject to limited exceptions, economies of scale was not a material factor for the Board to consider in approving the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered that because each Fund pays no management fee to the Adviser, the Adviser bears all expenses of each Fund, subject to limited exceptions, and each Fund had not begun operations, the Board concluded that profitability was not a material factor for the Board to consider in approving the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with each Fund and other funds advised by the Adviser, including any potential direct and/or indirect benefits to the Adviser and/or its affiliates arising in connection with each Fund's fee and distribution structure. These benefits may include, among other things, fees for trading and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since each Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between Each Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing each Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for each Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by each Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of each Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of each Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

E*Trade-NCSR 4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E*TRADE Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	June 16, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 16, 2025